As filed with the Securities and Exchange Commission on April 18, 2008

                                      Securities Act Registration No. 333-110336
                                       Investment Act Registration No. 811-04063


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                        [ ]
                         Post-Effective Amendment No. 8                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No.     48                           [X]

                                CARILLON ACCOUNT
                                   Registrant

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                    Depositor
                    1876 Waycross Road, Cincinnati, OH 45240
                                 (513) 595-2600


                                  John M. Lucas

                  Second Vice President, Counsel and Secretary
                    The Union Central Life Insurance Company
                               1876 Waycross Road
                             Cincinnati, Ohio 45240
                                  513-595-2826
         Name and Address of Agent for Service

                                    Copy to:
                                  Ann. D. Diers
                   Second Vice President & Associate Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7847

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

              It is proposed that this filing will become effective (check appropriate box)

              [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
              [X] on May 1, 2008 pursuant to paragraph (b) of Rule 485
              [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
              [ ] on pursuant to paragraph (a)(1) of Rule 485
              If appropriate, check the following box:
              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                           amendment.

Title of Securities Being Registered: "VA II SA" Flexible Premium Deferred Variable Annuity

Home Office:
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: 1-800-319-6902

                                   PROSPECTUS
              "VA II SA" Flexible Premium Deferred Variable Annuity
                                CARILLON ACCOUNT
                                       of
                    THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium deferred variable annuity contract. The Contract is designed for use in connection with all types of retirement plans.

Your Contract's premiums may be allocated to any of the Subaccounts of the Carillon Account, our variable annuity separate account.

Carillon Account is divided into "Subaccounts," each of which invests in shares of a single investment portfolio ("Portfolio") of an underlying fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios* consist of:

     AIM V.I. Capital Appreciation I                  Neuberger Berman AMT Guardian I
     AIM V.I. International Growth I                  Neuberger Berman AMT Regency I
     Alger American Capital Appreciation O            Oppenheimer Global Securities/VA Non-Service
     Alger American MidCap Growth O                   Oppenheimer Main Street(R)/VA Non-Service
     American Century VP Income & Growth I            Seligman Communications & Information 2
     American Century VP Mid Cap Value I              Seligman Smaller-Cap Value 2
     American Century VP Value I                      Summit Balanced Index
     Ameritas Core Strategies                         Summit Bond
     Calvert Income                                   Summit EAFE International Index
     Calvert Social Equity                            Summit Inflation Protected Plus
     DWS Capital Growth VIP A                         Summit Lehman Aggregate Bond Index
     DWS Dreman Small Mid Value VIP A                 Summit Lifestyle ETF Aggressive
     DWS Global Thematic VIP A                        Summit Lifestyle ETF Conservative
     DWS International VIP A                          Summit Lifestyle ETF Target
     DWS Money Market VIP A                           Summit Nasdaq-100 Index
     Fidelity(R) VIP Contrafund (R) SC2               Summit Natural Resources
     Fidelity(R) VIP Equity-Income SC2                Summit Russell 2000 Small Cap Index
     Fidelity(R) VIP High Income SC2                  Summit S&P 500 Index
     MFS(R) VIT Growth IC                             Summit S&P MidCap 400 Index
     MFS(R) VIT High Income IC                        Summit Zenith
     MFS(R) VIT Investors Trust IC                    T. Rowe Price Blue Chip Growth II
     MFS(R) VIT New Discovery IC                      Third Avenue Value
     MFS(R) VIT Research International IC             UIF Core Plus Fixed Income I
     MFS(R) VIT Total Return IC                       UIF Emerging Markets Equity I
     MFS(R) VIT Utilities IC                          UIF U.S. Real Estate I
         * Short cites are used in this list. See "The Funds" section for complete Portfolio names.

The value of premiums that you allocate to Carillon Account will vary with the investment performance of the Portfolio(s) you select. Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select.

Additional information about Carillon Account and the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2008 and is incorporated herein by reference. The SAI Table of Contents is located on the last page of this prospectus. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number. Information and reports are also available on the SEC's website at http://www.sec.gov.

The SEC has not approved or disapproved the Contracts. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Please Read This Prospectus Carefully and Retain It for Future Reference.

                   The date of this prospectus is May 1, 2008



                                   VA II SA-1

                              TABLE OF CONTENTS

DEFINITIONS...........................................................3
SUMMARY...............................................................4
       The Contract and the Investment Options                     4
       Premiums                                                    5
       Surrenders                                                  5
       Transfers                                                   5
       Annuity Benefit Payments                                    5
       Charges                                                     5
SUMMARY OF SEPARATE ACCOUNT EXPENSES..................................6
FINANCIAL INFORMATION.................................................7
       Accumulation Unit Values                                    7
       Financial Statements                                        7
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT.........7
       The Union Central Life Insurance Company                    7
       Carillon Account                                            7
       The Funds                                                   8
       Additions, Deletions or Substitutions of Investments        9
CHARGES AND OTHER DEDUCTIONS.........................................10
       Administration Fees                                         10
       Mortality and Expense Risk Charge                           10
       Premium Taxes                                               10
       Fund Expenses                                               11
THE CONTRACT.........................................................11
       Purchasing a Contract                                       11
       Premiums                                                    11
       Crediting of Accumulation Units                             12
       Value of Accumulation Units                                 12
       Self-Service Access to Information and Services             13
       Transfers                                                   13
       Special Transfers - Dollar Cost Averaging                   16
       Portfolio Rebalancing Plan                                  16
       Model Asset Allocation Program                              17
       Surrenders                                                  18
       Personal Income Plan                                        19
BENEFITS UNDER THE CONTRACT..........................................19
       Death Benefits                                              19
       Annuity Benefit Payments                                    20
       Variable Annuity Benefit Payments                           20
       Fixed Annuity Benefit Payments                              21
      Annuity Benefit Payment Options                              21
GENERAL MATTERS......................................................22
       Designation of Beneficiary                                  22
       10-Day Right to Examine Contract                            22
       Contract Owner's Inquiry                                    23
       Contract Owner's Reports                                    23
FEDERAL INCOME TAX MATTERS...........................................23
TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS.......................25
DISTRIBUTION OF THE CONTRACTS........................................25
VOTING RIGHTS........................................................26
FINANCIAL STATEMENTS.................................................26
LEGAL PROCEEDINGS....................................................26
IMSA.................................................................26
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS................26
APPENDIX A - ACCUMULATION  UNIT VALUES...............................27
APPENDIX B - IRA DISCLOSURE STATEMENT................................32
APPENDIX C - DISCLAIMERS.............................................42
APPENDIX D - "VA II".................................................43


                                   VA II SA-2

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this prospectus, and, if given or made, such other information or representations must not be relied upon.

                                   DEFINITIONS

accumulation unit--A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value--The sum of the values of your Contract's investments in the Subaccounts.

Adjusted Sum of Premium Payments--the amount of your minimum guaranteed death benefit prior to the Maturity Date, in the event that your accumulation value is lower than the amount of premiums you have paid at the time we receive Due Proof of Death. The Adjusted Sum of Premium Payments is determined as follows: (1) as of the day we receive a premium, the sum is increased by the amount of that premium; and (2) as of the day a partial surrender is made, the sum is decreased by the same proportion as the accumulation value was decreased by that surrender.

Annuitant--A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit--A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary--The person you designate to receive the Contract's death benefit.

Carillon Account--One of our variable annuity separate accounts. Carillon Account currently is divided into Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Cash Surrender Value - Your Contract's accumulation value at the end of the valuation period during which we receive a request for total or partial surrender, minus any applicable surrender charges, any applicable annual administration fee and premium taxes not previously deducted.

Contract--The Contract we issue to you.

Contract Date--The date we issue your Contract.

Contract Owner ("You")-- the person designated as the owner in the Contract or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year--A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death--One of the following:
o    A certified copy of a death certificate;
o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
o    A written statement by a medical doctor who attended the deceased; or
o    Any other proof satisfactory to us.

fixed annuity benefit payments--Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds-Funds, one or more investment Portfolios of which are purchased by Carillon Account. Currently the Funds are: AIM Fund, Alger American Fund, American Century Investments Fund, Calvert Variable Series, DWS Funds, Fidelity VIP Trust, MFS Fund, Neuberger Berman Fund, Oppenheimer Fund, Seligman Fund, Summit Fund, T. Rowe Price Equity Series, Third Avenue Fund, and UIF Fund.

Investment Options--The Subaccounts of Carillon Account, which are listed on a chart beginning on page 8.

Maturity Date--The date on which the Pay-out Period commences (i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

                                   VA II SA-3

Nonqualified Contracts--Contracts that do not qualify for special federal income tax treatment.

Pay-in Period--The period during which you may make payments to us and accumulate Contract values (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period--The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio--A separate investment portfolio of one of the Funds.

Qualified Contracts--Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount--A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

variable annuity benefit payments--Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

                                     SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
o    qualified employee pension and profit-sharing trusts or plans described in
     Section 401(a) and tax-exempt under Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
o    qualified annuity plans described in Section 403(a) of the Code;
o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code, although loans are not available and you should consult with your adviser about whether that affects your decision to purchase this Contract;
o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple IRAs) and 408A (Roth IRA) of the Code;
o    government deferred compensation plans pursuant to Section 457 of the Code;
o    other qualified plans; and
o    nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries. While the Contract provides many benefits when used with a qualified plan, you should know that the Contract provides no additional benefit with regard to tax deferral.

You may allocate your Contract's accumulation value among the Contract's Investment Options, which are listed on a chart beginning on page 8.

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the Investment Options.

                                   VA II SA-4

Premiums

The initial premium must be at least $25,000. Each subsequent premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum of $10,000 per Contract Year, which we will waive if your total premium deposits in the Contract are less than $10 million dollars. However, if you pay no premiums for three consecutive Contract Years in New York, then under certain circumstances we may pay you your Contract's accumulation value and cancel your Contract.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code). Under certain circumstances, surrenders may be subject to a 10% tax penalty. In addition, you may return your Contract for a refund within 10 days after receiving it, or longer where required by state law.

Transfers

During the Pay-in Period, you may transfer your accumulation value among the Subaccounts, subject to the terms and restrictions imposed by the Contract, the Funds and applicable law. Transfers generally must be at least $300. Up to twelve transfers may be made each Contract Year without charge. However, a transaction charge (currently $10) is imposed for each transfer in excess of that number.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Contract Owner is still living, the Contract Owner will be treated as the Annuitant. If the Contract Owner dies before the Maturity Date, then we will pay the Beneficiary a death benefit equal to the greater of:

o  the Contract's accumulation value, or
o  the Adjusted Sum of Premium Payments.

If you are a non-natural entity and the annuitant dies, we will pay the beneficiary.

Charges

No sales charge is deducted from your premiums.

We deduct a daily administrative charge at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.20% of net assets per year for your Contract, and will never exceed 2.00% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses, which are described in the Fund prospectuses.

                                   VA II SA-5

                      SUMMARY OF SEPARATE ACCOUNT EXPENSES

The following charts and tables describe the fees and expenses that you will pay when buying, owning, and surrendering your Contract.

1. CONTRACT OWNER TRANSACTION EXPENSES (the fees and expenses that you will pay at the time that you buy your Contract, surrender your Contract, or transfer among investment options.)

     o    SALES  LOAD  IMPOSED  ON  PURCHASES   (as  a  percentage  of
          purchase payments)...............................................None
     o    MAXIMUM TRANSFER FEE..............................................$15
          During the Pay-in Period, up to twelve transfers may be made each Contract Year without charge. The current charge for transfers is $10.

     o    STATE PREMIUM TAXES (rates vary by state) (1)..............0% to 3.5%

2. PERIODIC EXPENSES (the fees and expenses that you will pay periodically while you own your Contract, not including Portfolio fees and expenses)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

    -------------------------------------------------- ------------- -----------
    CHARGE                                             MAXIMUM       CURRENT
    -------------------------------------------------- ------------- -----------
    Mortality and Expense Risk Charge                  2.00%         1.20%
    -------------------------------------------------- ------------- -----------
    Administration Fee                                 0.25%         0.25%
    -------------------------------------------------- ------------- -----------
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES             2.25%         1.45%
    -------------------------------------------------- ------------- -----------

3. UNDERLYING FUND EXPENSES (The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. The fees and expenses shown are for the fiscal year ended December 31, 2007. They include management fees, 12b-1 fees, and other expenses. Expenses of the Portfolios may be higher in the future. More detail concerning each Fund's fees and expenses is contained in each Fund's prospectus.)

               o   TOTAL ANNUAL FUND OPERATING EXPENSES
                           Minimum          Maximum
                            0.39%            1.58%

4. THE EXAMPLE that follows is intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include maximum Contract Owner transaction expenses, Contract fees, and separate account annual expenses. The Example assumes that you invest $10,000 in your Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------------------------
         If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period:
-------------------------------------------------------------------------------------------------------------------
EXAMPLE                               1 Yr                  3 Yr                 5 Yr                10 Yr
-------------------------------------------------------------------------------------------------------------------
 Maximum Contract Expenses (1)        $385                  $1,169               $1,972              $4,062
-------------------------------------------------------------------------------------------------------------------
 Minimum Contract Expenses (2)        $187                    $579                 $996              $2,159
-------------------------------------------------------------------------------------------------------------------

(1) Maximum Contract Expense Fees. This example assumes maximum charges of 2.25% for Separate Account annual expenses plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio companies (1.58%).

(2) Minimum Contract Expense Fees. This example assumes current charges of 1.45% for Separate Account annual expenses plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio companies (0.39%).



(1) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future.


                                   VA II SA-6

                              FINANCIAL INFORMATION

Accumulation Unit Values

We provide accumulation unit value history for each of the Separate Account variable investment options in APPENDIX A to this prospectus.

Financial Statements

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information ("SAI") for the Carillon Account. To learn how to get a copy of the SAI, see the front page of this prospectus.

          THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT

                Union Central is an Ohio life insurance company.

The Union Central Life Insurance Company

The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240, is an Ohio stock life insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The Contract is available in all states, subject to certain state variations.

The Union Central Life Insurance Company is an indirect, wholly-owned subsidiary of UNIFI Mutual Holding Company, a Nebraska mutual insurance holding company.

                Carillon Account is one of our separate accounts.

Carillon Account

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

   Each Subaccount of Carillon Account invests in a different Fund Portfolio.

Carillon Account has been divided into Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

                                   VA II SA-7

The Funds

The Funds are registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates independently and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the Portfolios, which accompany this prospectus. We are responsible to you for meeting the obligations of the Contract, but we do not guarantee the investment performance of any of the variable investment options' underlying Portfolios. We do not make any representations about their future performance.

The Separate Account Subaccount underlying Portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying Portfolio. You should read the Fund's prospectus for an underlying Portfolio accompanying this prospectus for more information about that Portfolio, including detailed information about the Portfolio's fees and expenses, investment strategy and investment objective, and potential risks such as those related to mixed and shared funding for Portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans.

The Portfolios that are available through the Contract and their investment advisers are:

----------------------------------------------------------------------------------------------------------------
                         FUND NAME                                           INVESTMENT ADVISER
Portfolio Name                                                Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                             Invesco Aim Advisors, Inc.
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund, Series I -                Growth of capital.
----------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -                Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------
  - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco
  Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management
  (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong
  Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset
  Management Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                               Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio, Class O       Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio, Class O              Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
                American Century Investments                    American Century Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I            Capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
American Century VP Value Fund, Class I                      Long-term capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                      Calvert Asset Management Company, Inc.
----------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio                           Long-term capital appreciation; current income
                                                             is secondary.
----------------------------------------------------------------------------------------------------------------
Income Portfolio                                             Long-term income.
----------------------------------------------------------------------------------------------------------------
Social Equity Portfolio                                      Capital growth.
----------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                        Deutsche Investment Management Americas Inc.
----------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                    Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
DWS International VIP Portfolio, Class A                     Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                       Deutsche Investment Management Americas Inc.
----------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                      Money market.
----------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                   Fidelity Management & Research Company
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2     Long-term growth.
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2     Index:  S&P 500 Index.
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2       Income and growth.
----------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance Trust(SM)                    Massachusetts Financial Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Growth Series, Initial Class                      Capital appreciation.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT High Income Series, Initial Class                 Total return with emphasis on high income.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Investors Trust Series, Initial Class             Capital appreciation.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series, Initial Class               Capital appreciation.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
----------------------------------------------------------------------------------------------------------------

                                   VA II SA-8

----------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                   Neuberger Berman Management Inc.
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I             Long-term capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
----------------------------------------------------------------------------------------------------------------
             Oppenheimer Variable Account Funds                           OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares    Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares       Total return.
----------------------------------------------------------------------------------------------------------------
                Seligman Portfolios, Inc.                          J. & W. Seligman & Co. Incorporated
----------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio, Class 2   Capital gain.
----------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio, Class 2                Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc., Summit Pinnacle Series*               Summit Investment Partners, Inc.
----------------------------------------------------------------------------------------------------------------
Summit Balanced Index Portfolio                              Index:  60% S&P 500; 40% Lehman Bond Index.
----------------------------------------------------------------------------------------------------------------
Summit Bond Portfolio                                        Bond.
----------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio                    Index:  MSCI EAFE Index.
----------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                    Inflation-adjusted income.
----------------------------------------------------------------------------------------------------------------
Summit Lehman Aggregate Bond Index Portfolio                 Index:  Lehman Aggregate Bond Index.
----------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive
Portfolio                                                    Target allocation - Aggressive.
----------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative
Portfolio                                                    Target allocation - Conservative.
----------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Target allocation - Moderate.
----------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio                            Index:  Nasdaq-100 Index.
----------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                           Specialty.
----------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio                Index:  Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio                               Index:  S&P 500 Index.
----------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                        Index:  S&P MidCap 400 Index.
----------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio                                      Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                          T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                  Growth.
----------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                         Third Avenue Management LLC
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Third Avenue Value Portfolio                                 Long-term capital growth.
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          The Universal Institutional Funds, Inc.              Morgan Stanley Investment Management Inc., dba
                                                                                 Van Kampen
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UIF Core Plus Fixed Income Portfolio, Class I                Total return.
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UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
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UIF U. S. Real Estate Portfolio, Class I                     Current income and long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
    *  These funds and their investment advisers are affiliates of the Company.
       Also, Ameritas Investment Corp., an affiliate of ours, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

                    Portfolio performance is NOT guaranteed.

There is no assurance that any Portfolio will achieve its stated objective. Additional information about the investment objectives and policies of the Portfolios can be found in the current Fund prospectuses delivered to you with this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.

                   We may add, delete or modify the Portfolios
                         available under the Contract.

Additions, Deletions or Substitutions of Investments

We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to transfer their accumulation value to other Subaccounts without incurring a transfer fee. Any transfer made by affected Contract Owners during the notice period will not be counted against their free transfers for that year. Nothing contained in this Prospectus shall prevent Carillon Account from

                                   VA II SA-9
purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more Subaccounts if we believe that marketing, tax or investment conditions so warrant.

If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.

                          CHARGES AND OTHER DEDUCTIONS

      We deduct asset-based charges each day at an annual rate of 0.25% for administering the Contracts and Carillon Account and 1.20% for assuming certain mortality and expense risks. We may increase the mortality and expense risk charge to as much as 2.00%.

Administration Fees

We deduct a daily administrative expense charge at an annual rate of 0.25% of your Contract's accumulation value to help defray our expenses of administering Carillon Account and the Contract. This deduction is guaranteed not to increase over the life of the Contract.

Mortality and Expense Risk Charge

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.20% of your Contract's accumulation value. This charge may increase but we guarantee that it will never be more than 2.00%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the Adjusted Sum of Premium Payments paid under the Contract should you die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the administration fees (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:
o    at the Maturity Date,
o    at Annuitization,
o    when a total surrender occurs, or
o    when premiums are paid.

                                  VA II SA-10

(We do not currently deduct premium taxes on a total surrender or when premiums are paid.)
If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

           The Funds pay investment advisory fees and other expenses.

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses.

                                  THE CONTRACT
Purchasing a Contract

You can purchase a Contract by completing an application and having it and a premium of at least $25,000 sent to us by one of our registered representatives. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt. In certain employer retirement plan situations, we will issue your Contract and apply the premiums when they are sent by your employer. If we cannot credit an initial premium to the Contract within five business days of receipt, then we will return the premium immediately unless the applicant consents to our holding the premium for a longer period.

           Minimum premium payments, after the initial premium, are $25 for Qualified Contracts and $50 for Nonqualified Contracts.

                 Subsequent premiums may be made at any time.

Premiums

After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Each subsequent premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. Premiums may be paid at any time and in any amount, subject only to the $25/$50 minimum and to a maximum of $10,000 per Contract Year. We reserve the right to waive the maximum if your total premium deposits are less than $10 million dollars.

Your premiums will be allocated among the Investment Options in accordance with the instructions specified in your application for the Contract or as you may subsequently change them. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the Investment Options. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.

                                  VA II SA-11

                Accumulation units are used to measure the value
                        of your Subaccount allocations.


Crediting of Accumulation Units

We credit premiums in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each Subaccount by the Accumulation Unit value for the corresponding Subaccount for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited on the valuation date when we accept the application or on the valuation date when we receive the initial premium, whichever is later.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Subaccounts credited to your Contract. The value in a Subaccount equals the number of Accumulation Units credited to that Subaccount times the value of the Accumulation Units for the Subaccount.

Value of Accumulation Units

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

           The values of accumulation units vary with the performance of corresponding Portfolios. The values of accumulation
      units are computed at the close of business on each "valuation date."

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, except:

o when the New York Stock Exchange is closed (currently, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed)); and

o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and

                                  VA II SA-12

(B) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C) is:
o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.000039442 for a one-day valuation period.

Self-Service Access to Information and Services

You will be able to review information and request service concerning your Contract by visiting our website, www.unioncentral.com.

You will need your Contract number and taxpayer identification number to establish initial access to our client service system on our website, Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password. Once you have logged on to Service Central, you will be able to perform the functions described below (you can also assign these rights to an annuitant):

o choose electronic delivery of certain future mailings (this feature available only online)
o        check Contract values
o        verify address and beneficiary information
o        transfer balances among Subaccounts
o        rebalance your Subaccount balances
o        change your allocation of future premiums
o        view statements and correspondence
o        request a statement
o        request service forms
o        change your password

We reserve the right to modify, suspend or discontinue Service Central online at any time and without prior notice.

           During the Pay-in Period, you may make 12 free transfers per Contract Year. Additional transfers cost $10 each.

Transfers

During the Pay-in Period, you may make up to twelve free transfers each Contract Year subject to the terms and restrictions imposed by your Contract and the Funds. There is no maximum on amounts that may be transferred; the minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option. We will impose a transfer fee (currently $10 and guaranteed not to exceed $15) for each transfer in excess of twelve. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written, telephone or electronic instructions, which specify in detail the requested changes. Transfers will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months

                                  VA II SA-13
after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

Certain third parties may offer you asset allocation services for your Contract. Fees you pay for such asset allocation services are in addition to any Contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Excessive Trading: Your Contract is a long-term investment and is not designed for frequent transfers of your accumulation value among your Subaccounts. Frequent or excessive transfers put the Portfolios, Contract Owners, and Beneficiaries at risk. These risks include:
     o the dilution of interests of long-term investors in a Subaccount if purchases or transfers into or out of a Portfolio are made at prices that do not reflect an accurate value for the Portfolio's investments;
     o an adverse effect on Portfolio management, such as impeding a Portfolio manager's ability to sustain an investment objective, causing a Portfolio to maintain a higher level of cash than would otherwise be the case, or causing a Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial withdrawals or transfers out of the Portfolio; and
     o    increased brokerage and administrative expenses.

The risks and costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the Portfolios, we cannot guarantee that all harmful trading will be detected or that a Portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:
     o    Revoke your privileges to make transfers by telephone and internet;
     o    Limit your transfers to those requests made by regular U.S. mail;
     o    We reserve the right to impose a fee of up to $15 per transfer.

You will be notified by letter if we determine you have exceeded the number or frequency of transfers allowed, or if we limit your access to transfers to requests made by regular U.S. mail. We reserve the right to reject any transfer from any Contract Owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Portfolio.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone or Internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Contract Owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

                                  VA II SA-14

We apply the Procedures consistently to all Contract Owners without waiver or exception.

Portfolio Frequent Trading Policies. The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. Contract Owners should be aware that we are contractually obligated to provide Contract Owner transaction data to the underlying Funds and, on receipt of written instructions from the Fund, to restrict or prohibit further transfers or purchases by Contract Owners identified by an underlying Fund.

Omnibus Orders. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Portfolio's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other Contract Owners of Portfolio shares, as well as the Contract Owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Administrative Practices Regarding Transfers: All transfers will be processed to receive the next available price. If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day. We will send you a written confirmation of all electronic transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing. CAUTION: We will act on instructions from anyone who provides the necessary information; we will not be able to verify that the person providing electronic transfer instructions via Service Central is authorized by you.

             You may make transfers, including Portfolio Rebalancing
                    and Dollar Cost Averaging, by telephone.

Telephone Transfers: You are eligible to make transfers, including Portfolio Rebalancing and Dollar Cost Averaging, pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between 8:00 a.m. and 6:00 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Ameritas Investment Corp. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or recording of telephone transfer request instructions received from Contract Owners. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

                                  VA II SA-15

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

We reserve the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

            You may pre-arrange certain types of transfers, including
               ones in connection with Dollar Cost Averaging and
                         Portfolio Rebalancing programs.

Special Transfers - Dollar Cost Averaging

We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among Subaccounts. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the DWS Money Market VIP Subaccount to other Subaccounts until the amount you have allocated to the DWS Money Market VIP Subaccount is exhausted. The minimum amount of a DCA transfer is $100. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to twelve transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it by separate application, either by submitting paper or by telephone request as described above.

Portfolio Rebalancing Plan

You may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us (in your application or by separate application, either by submitting paper or by telephone request as described above) the percentage levels you would like to maintain among the Subaccounts. These allocations may be based on asset allocation models which your agent may present to you. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance your Contract's accumulation value to maintain the indicated percentages by transfers among the Subaccounts. The entire value of your Contract must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to twelve free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

                                  VA II SA-16

               Asset Allocation Programs are intended to mitigate
              investment risk. There is still a risk that investing
                      pursuant to a model will lose value.

Model Asset Allocation Program

We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Contract. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Contract.

To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the Portfolios that comprise the models.

To participate in the asset allocation program:
     o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Contract, Contract value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Contract.
     o    You must complete the Morningstar Asset Allocator Questionnaire.
     o You must allocate all of your Contract value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Contract value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
     o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Contract.
     o AIC is compensated by us as principal underwriter for the Contracts. We and AIC may receive fees for administrative services from other Portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what Portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have Portfolios offered through the Contract (these Portfolios may or may not be included in the models). We believe any potential risk of these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding Portfolios in the models.

                                  VA II SA-17

There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

          Full or partial surrenders give you access to your Contract's accumulation values. Penalty taxes may apply to some surrenders.

Surrenders

Please note: If required under federal law, we may have to block your Contract and refuse to honor any request for transfers, surrenders, or death benefits until instructions are secured from the appropriate regulator.

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. We will allow facsimile request forms and signatures to be used for the purpose of a written notice authorizing withdrawals from your Contract. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-6153. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Contract (including withdrawals) without your knowledge.

Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any premium taxes not previously deducted. Surrenders generally will be paid within seven days of receipt of the written request. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see "Qualified Plans."

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender, then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any applicable tax withholding, will be paid out.

Under certain circumstances, surrenders may be subject to a 10% tax penalty.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal. You should designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value).

Since you assume the investment risk with respect to amounts allocated to the Subaccounts (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

                                  VA II SA-18

           Personal Income Plans allow you to pre-arrange surrenders.

Personal Income Plan

We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis, or authorize us to calculate and distribute a required minimum distribution every year. PIP surrenders may be subject to the 10% federal tax on early withdrawals.

                           BENEFITS UNDER THE CONTRACT

         During the Pay-in Period, a death benefit at least equal to the
              Adjusted Sum of Premium Payments will be paid to the
                    Beneficiary upon the death of the Owner.

Death Benefits

If you are the Annuitant and you die during the Pay-in Period, then a death benefit will be paid to your Beneficiary, but if you are not the Annuitant, and the Annuitant dies during the Pay-in Period, you will be treated as the Annuitant until you name a new Annuitant. If you are not the Annuitant, and you are a trust or corporation or some other entity that is not a living person, and the Annuitant dies during the Pay-in Period, we will pay the death benefit to your designated Beneficiary. Disclosure related to the prior VA II Contract's definition of contract owner and its provisions concerning death benefits are as shown in Appendix D.

Subject to state insurance law, the death benefit will be the greater of:

o the Contract's accumulation value on the date we receive Due Proof of Death and the beneficiaries election or instructions for payment; or
o the Adjusted Sum of Premium Payments, determined as follows: (1) as of the day we receive a premium, the sum is increased by the amount of that premium; and (2) as of the day a partial surrender is made, the sum is decreased by the same proportion as the accumulation value was decreased by that surrender.

Note that, in a declining market, where the accumulation value of your Contract has gone down, any partial surrender may have a magnified effect on the reduction of the death benefit.

Until we receive Due Proof of Death and instructions, in the proper form, from your Beneficiaries , your Contract will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Contract has multiple Beneficiaries, death benefit proceeds will be calculated when we receive Due Proof of Death and instructions, in proper form, from each Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose until each Beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the account.

                                  VA II SA-19

If your spouse is your sole designated Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's beneficiary rights under federal tax laws.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected.

      You select the Maturity Date (when you stop paying premiums and start receiving annuity benefit payments) and may change it
               subsequently by giving us 30 days' written notice.

Annuity Benefit Payments

Maturity Date--You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:
     o at least one month after the Contract Date (thirteen months after in New Jersey and New York);
     o    the first day of a calendar month; and
     o no later than the Annuitant's 95th birthday (particular retirement plans and certain states may impose additional limitations).

Type of Income Payments--You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

          You select a fixed or variable annuity benefit payment option at least 30 days prior to the Maturity Date.

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of your accumulation value at maturity.

If the total accumulation value to be applied to an annuity benefit option in the aggregate is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment determined under the annuity benefit option selected in the aggregate is less than $50 ($20 in New York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually, or, depending on state law, we may have the option of paying the accumulation value in a lump sum.

Variable Annuity Benefit Payments

If you select a variable annuity, the amount of the first monthly annuity benefit payment will be based on your Contract's Investment Option allocation and will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments--The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccount you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:
o will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and
o will not be affected by the actual amount of expenses we incur in administering the Contract.

                                  VA II SA-20

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

                   Fixed annuity benefit payments are based on
                    interest credited at a guaranteed rate.

Fixed Annuity Benefit Payments

If you select a fixed annuity, the amount of the annuity benefit payments will be determined by applying the accumulation value you want to apply to a fixed annuity at rates at least as favorable as those in the applicable annuity Option Table, in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity Option Tables contained in your Contract state your minimum interest rate.

We guarantee the amount of fixed annuity benefit payments. The payment depends only on the annuity benefit option elected, the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

No transfers may be made with respect to fixed annuity benefit payments.

      A variety of annuity benefit payment options are available, including ones in which you receive payments for life or for the longer of life or a specified number of years and ones based on a single life or on the joint lives of two or more people.

Annuity Benefit Payment Options

You may elect a fixed annuity, a variable annuity, or a combination of both. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity

o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

o 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

o Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

                                  VA II SA-21

Option 2: Joint and Survivor Life Annuity--

o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of a settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity Option Table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

                                 GENERAL MATTERS

                 You designate a Beneficiary to receive benefits
             upon your death during the Pay-In Period or the death
                   of the Annuitant during the Pay-Out Period.

Designation of Beneficiary

The Beneficiary is the person you designate as such in your application and is the person or persons to whom benefits will be paid during the Pay-In Period upon your death, or the Annuitant's, if you are an Owner in the form of a trust or a corporation, or any other form than a living person. During the Pay-Out Period, the Beneficiary is the person to whom any remaining benefits will be paid upon the Annuitant's death. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary by providing us with written notice. Any change will be effective at the time you signed it. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

              In the first 10 days after you receive your Contract,
                    you may return it and receive a refund.

10-Day Right to Examine Contract

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of the Contract's accumulation value, or, in certain states or if your Contract was issued as an Individual Retirement Account ("IRA"), the premium paid.

                                  VA II SA-22

Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at (800) 319-6902, or writing c/o Annuity Administration, P.O. Box 40888, Cincinnati, Ohio 45240.

Contract Owner's Reports

You will be sent a quarterly report at your last known address showing the following information, as of the end of the current report period: accumulation value; change in value in the Investment Options you have selected; premiums paid since the last report; partial cash surrenders; and any other information required by law. You will also be provided, via mail or electronic delivery, an annual and a semi-annual report for each Portfolio to which you have allocated accumulation value, including a list of the securities held in each Portfolio. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions may be included in the quarterly statement you receive. These include transactions such as applications of automatic premium payments, portfolio rebalancing, and dollar cost averaging.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

                           FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period
An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Contract until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals
Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Contract is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

Taxation of Annuity Payments
Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity contract in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the


                                  VA II SA-23
investment in the Contract to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Contract, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds
A death benefit paid under the Contract is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Contract must provide that: (1) if an owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Contract is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner, it is possible to continue deferring taxes on the accrued and future income of the Contract until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers
An assignment or pledge of an annuity Contract is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Contract.

Tax Treatments by Type of Owner
A Contract held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Contract is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Contract as a result of the death of the decedent. Nor does it apply if the Contract is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Contract under a terminated qualified plan. You should consult your tax adviser before purchasing a Contract to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan
The Contract is designed for use with various qualified plans, including:
     o    Tax Sheltered Annuities, Code Section 403(b);
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

The Contract will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, contract features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Contract issued under a qualified plan.

The Company reserves the right to limit the availability of the Contract for use with any of the plans listed above or to modify the Contract to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Contract.

On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). While most of these provisions will become effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract


                                  VA II SA-24
provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor.

Therefore, Union Central is suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers of Contracts until we have an information sharing agreement with the 403(b) plan sponsors that is consistent with the new regulations. We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) Contract. If you must discontinue your 403(b) annuity while exchanges are suspended, you may submit paperwork to initiate a withdrawal or a rollover to an IRA or to another qualified plan, if a distributable event has occurred (such as attainment of age 59 1/2, severance from employment, death, disability, or qualified reservist distribution and circumstances allow). Our service center is available to assist you with any of your Contract needs.

Tax Impact on Account Value
Certain Contract credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

                 TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity Contract issued under the ORP only upon:
     o termination of employment in the Texas public institutions of higher education,
     o    retirement,or
     o    death.
Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.

                      We pay brokers to sell the Contracts.

                          DISTRIBUTION OF THE CONTRACTS

Ameritas Investment Corp. ("AIC"), whose principal business address is 5900 "O" Street, Lincoln, Nebraska, is the principal underwriter for the Contracts. Carillon Investments, Inc. ("CII"), formerly the principal underwriter for the Contracts, was merged into AIC in 2006. CII was and AIC continues to be an affiliate of Union Central. AIC is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. We will pay AIC a combination of 0.70% of premiums received during the first Contract year, as well as 0.70% of the assets in the Contract for the first Contract year, and then 0.70% as asset-based compensation for the duration of the Contract, from which AIC will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. From time to time, we may pay or permit other promotional incentives, in cash or production credit or other compensation. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may vary, will be made by us or AIC out of our own assets and will not affect the amounts you pay to purchase, hold or surrender your Contract.

Also, AIC receives 0.25% from Seligman Communications and Information Portfolio (Class 2), and 0.19% from Seligman Small-Cap Value Portfolio (Class 2), in the form of 12b-1 fees. Class 12b-1 shares of these Funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows Funds to pay fees out of Fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers' annual revenue sharing of between 0.05% and 0.25% of subaccount assets for providing various shareholder support and marketing services.

                                  VA II SA-25

                    You instruct us how to vote Fund shares.

                                  VOTING RIGHTS

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder meeting. We will vote Fund shares held in Carillon Account as to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                              FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-319-6902.

                                LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the separate account, or that is material in relation to our total assets or the obligations of our principal underwriter.


                                      IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................2
OTHER INFORMATION.............................................................2
DISTRIBUTION OF CONTRACTS.....................................................2
CALCULATION OF PERFORMANCE....................................................3
DETERMINATION OF ANNUITY PAYMENTS.............................................5
MISCELLANEOUS CONTRACT PROVISIONS.............................................5
MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
OFFERED THROUGH AMERITAS INVESTMENT CORP. ("AIC") ............................6
CUSTODY OF CARILLON ACCOUNT'S ASSETS..........................................8
INDEPENDENT AUDITORS AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS.......8
FINANCIAL STATEMENTS OF CARILLON ACCOUNT AND OF UNION CENTRAL (following Page 8)

                                  VA II SA - 26

                      APPENDIX A - ACCUMULATION UNIT VALUES
                 (for a unit outstanding throughout the period)*
                            Period ended December 31,

    The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the last page to learn how to get a copy of the Statement of Additional Information.)

   -------------------------------------------------------- -------- ------------------------- ----------------
                                                                             Number of
   FUND                                                                  accumulation units
                                                            Year            outstanding,        Accumulation
   Subaccount Name                                                         end of period         unit value
   -----------------------------------------------------------------------------------------------------------
   AIM VARIABLE INSURANCE FUNDS
   -------------------------------------------------------- -------- ------------------------- ----------------
   AIM V.I. Capital Appreciation Fund, Series I(1)            2007                    69,422            $7.67
                                                              2006                    79,592            $6.95
                                                              2005                    37,121            $6.63
                                                              2004                    42,442            $6.18
                                                              2003                    41,221            $5.88
                                                              2002                    37,983            $4.61
                                                              2001                    49,993            $6.18
                                                              2000                    36,622            $8.17
    -------------------------------------------------------- -------- ------------------------- ----------------
   AIM V.I. International Growth Fund, Series I(5)            2007                       NA               NA
    ------------------------------------------------------------------------------------------------------------
   THE ALGER AMERICAN FUND
   -------------------------------------------------------- -------- ------------------------- ----------------
   Alger American Capital Appreciation Portfolio, Class O(2)  2007                    52,412           $14.87
                                                              2006                    31,394           $11.30
                                                              2005                     9,228            $9.61
                                                              2004                     9,416            $8.52
                                                              2003                     7,765            $7.99
                                                              2002                     1,917            $6.01
                                                              2001                     1,361            $9.23
   -------------------------------------------------------- -------- ------------------------- ----------------
   Alger American MidCap Growth Portfolio, Class O(2)         2007                    21,700           $16.61
                                                              2006                    11,159           $12.81
                                                              2005                    10,103           $11.80
                                                              2004                    12,815           $10.90
                                                              2003                    11,565            $9.78
                                                              2002                     2,437            $6.71
                                                              2001                     1,406            $9.67
   -------------------------------------------------------- -------- ------------------------- ----------------
   AMERICAN CENTURY INVESTMENTS
   -------------------------------------------------------- -------- ------------------------- ----------------
   American Century VP Income & Growth Fund, Class I(1)       2007                    41,777           $11.00
                                                              2006                    42,981           $11.17
                                                              2005                    46,128            $9.68
                                                              2004                    43,024            $9.38
                                                              2003                    30,461            $8.42
                                                              2002                    18,474            $6.61
                                                              2001                    15,581            $8.31
                                                              2000                         0            $9.20
   -------------------------------------------------------- -------- ------------------------- ----------------
   American Century VP Mid Cap Value Fund, Class I(5)         2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   American Century VP Value Fund, Class I(1)                 2007                    63,583           $18.98
                                                              2006                    53,626           $20.30
                                                              2005                    59,961           $17.36
                                                              2004                    57,197           $16.76
                                                              2003                    47,861           $14.87
                                                              2002                    35,494           $11.70
                                                              2001                    35,167           $13.59
                                                              2000                     6,794           $12.22
   -------------------------------------------------------- -------- ------------------------- ----------------
   CALVERT VARIABLE SERIES, INC.
   -------------------------------------------------------- -------- ------------------------- ----------------
   Ameritas Core Strategies Portfolio(4)                      2007                    15,680           $10.06
   -------------------------------------------------------- -------- ------------------------- ----------------
   Income Portfolio(4)                                        2007                         0           $10.20
   -------------------------------------------------------- -------- ------------------------- ----------------
   Social Equity Portfolio(5)                                 2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------


                                  VA II SA-27

   -------------------------------------------------------- -------- ------------------------- ----------------
   DWS VARIABLE SERIES I
   -------------------------------------------------------- -------- ------------------------- ----------------
   DWS Capital Growth VIP Portfolio, Class A(1)               2007                    15,598            $8.15
                                                              2006                    19,346            $7.34
                                                              2005                    21,839            $6.86
                                                              2004                    20,975            $6.39
                                                              2003                    22,989            $6.00
                                                              2002                    26,455            $4.80
                                                              2001                    36,315            $6.88
                                                              2000                    17,322            $8.65
   -------------------------------------------------------- -------- ------------------------- ----------------
   DWS International VIP Portfolio, Class A(1)                2007                    55,221           $11.11
                                                              2006                    62,560            $9.83
                                                              2005                    47,553            $7.92
                                                              2004                    47,499            $6.92
                                                              2003                    47,599            $6.02
                                                              2002                    52,492            $4.78
                                                              2001                    42,867            $5.94
                                                              2000                    30,783            $8.72
   -------------------------------------------------------- -------- ------------------------- ----------------
   DWS VARIABLE SERIES II
   -------------------------------------------------------- -------- ------------------------- ----------------
   DWS Dreman Small Mid Cap Value VIP Portfolio, Class A(5)   2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   DWS Global Thematic VIP Portfolio, Class A(5)              2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   DWS Money Market VIP Portfolio, Class A(1)                 2007                   132,138           $11.22
                                                              2006                   131,800           $10.84
                                                              2005                   101,762           $10.51
                                                              2004                    76,294           $10.38
                                                              2003                    88,720           $10.43
                                                              2002                   180,390           $10.49
                                                              2001                 1,099,911           $10.49
                                                              2000                   114,460           $10.24
   -------------------------------------------------------- -------- ------------------------- ----------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   -------------------------------------------------------- -------- ------------------------- ----------------
   Fidelity(R) VIP Contrafund(R) Portfolio, Service
   Class 2 (4)                                                2007                    21,650           $11.07
   -------------------------------------------------------- -------- ------------------------- ----------------
   Fidelity(R) VIP Equity Income Portfolio, Service
   Class 2 (4)                                                2007                     9,207            $9.49
   -------------------------------------------------------- -------- ------------------------- ----------------
   Fidelity(R) VIP High Income Portfolio, Service
   Class 2 (4)                                                2007                     1,517            $9.80
   -------------------------------------------------------- -------- ------------------------- ----------------
   MFS(R) VARIABLE INSURANCE TRUSTSM
   -------------------------------------------------------- -------- ------------------------- ----------------
   MFS(R) VIT Growth Series, Initial Class (1)                2007                    67,172            $6.83
                                                              2006                    61,440            $5.72
                                                              2005                    60,770            $5.38
                                                              2004                    46,342            $5.00
                                                              2003                    49,562            $4.49
                                                              2002                    56,913            $3.50
                                                              2001                    75,635            $5.36
                                                              2000                    39,042            $8.17
   -------------------------------------------------------- -------- ------------------------- ----------------
   MFS(R) VIT High Income Series, Initial Class(1)            2007                    34,611           $12.92
                                                              2006                    39,566           $12.88
                                                              2005                    50,089           $11.84
                                                              2004                    45,083           $11.76
                                                              2003                    34,209           $10.93
                                                              2002                    22,611            $9.40
                                                              2001                    45,249            $9.30
                                                              2000                    15,706            $9.24
   -------------------------------------------------------- -------- ------------------------- ----------------
   MFS(R) VIT Investors Trust Series, Initial Class(1)        2007                    17,040           $10.77
                                                              2006                    26,701            $9.91
                                                              2005                    28,817            $8.90
                                                              2004                    27,011            $8.41
                                                              2003                    34,415            $7.66
                                                              2002                    22,440            $6.36
                                                              2001                    21,233            $8.17
                                                              2000                    14,024            $9.86
   -------------------------------------------------------- -------- ------------------------- ----------------
   MFS(R) VIT New Discovery Series, Initial Class(1)          2007                    44,910            $9.17
                                                              2006                    49,810            $9.08
                                                              2005                    57,211            $8.13
                                                              2004                    51,631            $7.84
                                                              2003                    44,553            $7.47
                                                              2002                    36,313            $5.67
                                                              2001                    32,285            $8.41
                                                              2000                    20,704            $8.98
   -------------------------------------------------------- -------- ------------------------- ----------------
   MFS(R) VIT Research International Series, Initial
   Class(5)                                                   2007                        NA               NA

   -------------------------------------------------------- -------- ------------------------- ----------------


                                  VA II SA-28

   -------------------------------------------------------- -------- ------------------------- ----------------
   MFS(R) VIT Total Return Series, Initial Class(1)           2007                    56,056           $14.98
                                                              2006                    59,988           $14.58
                                                              2005                    73,227           $13.22
                                                              2004                    74,012           $13.04
                                                              2003                    48,515           $11.89
                                                              2002                    49,271           $10.37
                                                              2001                    43,802           $11.09
                                                              2000                     3,736           $11.22
   -------------------------------------------------------- -------- ------------------------- ----------------
   MFS(R) VIT Utilities Series, Initial Class(5)              2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   -------------------------------------------------------- -------- ------------------------- ----------------
   Neuberger Berman AMT Guardian Portfolio, Class I(1)        2007                    61,515           $12.77
                                                              2006                    57,022           $12.06
                                                              2005                    56,142           $10.79
                                                              2004                    50,043           $10.10
                                                              2003                    41,943            $8.85
                                                              2002                    28,579            $6.81
                                                              2001                    19,419            $9.40
                                                              2000                     1,893            $9.68
   -------------------------------------------------------- -------- ------------------------- ----------------
   Neuberger Berman AMT Regency Portfolio, Class I(5)         2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   OPPENHEIMER VARIABLE ACCOUNT FUNDS
   -------------------------------------------------------- -------- ------------------------- ----------------
   Oppenheimer Global Securities Fund/VA, Non-Service
   Shares(1)                                                  2007                    75,655           $14.23
                                                              2006                    51,819           $13.58
                                                              2005                    33,529           $11.70
                                                              2004                    28,703           $10.39
                                                              2003                    25,489            $8.84
                                                              2002                    25,481            $6.27
                                                              2001                    18,542            $8.17
                                                              2000                     4,488            $9.42
   -------------------------------------------------------- -------- ------------------------- ----------------
   Oppenheimer Main Street(R) Fund/VA, Non-Service
   Shares(1)                                                  2007                    39,768           $10.53
                                                              2006                    43,648           $10.23
                                                              2005                    63,697            $9.02
                                                              2004                    69,396            $8.64
                                                              2003                    70,515            $8.00
                                                              2002                    51,390            $6.41
                                                              2001                    51,298            $8.01
                                                              2000                    27,100            $9.04
   -------------------------------------------------------- -------- ------------------------- ----------------
   SELIGMAN PORTFOLIOS, INC.
   -------------------------------------------------------- -------- ------------------------- ----------------
   Seligman Communications and Information Portfolio,
   Class 2(2)                                                 2007                    23,690           $12.80
                                                              2006                    19,453           $11.28
                                                              2005                    16,178            $9.38
                                                              2004                    18,677            $8.85
                                                              2003                    19,981            $8.10
                                                              2002                    15,655            $5.70
                                                              2001                    13,721            $9.08
   -------------------------------------------------------- -------- ------------------------- ----------------
   Seligman Smaller-Cap Value Portfolio, Class 2(2)           2007                    51,304           $20.15
                                                              2006                    46,666           $19.66
                                                              2005                    50,745           $16.49
                                                              2004                    47,621           $17.44
                                                              2003                    36,197           $14.80
                                                              2002                    33,197           $10.04
                                                              2001                    19,340           $12.05
   -------------------------------------------------------- -------- ------------------------- ----------------
   SUMMIT MUTUAL FUNDS, INC., SUMMIT PINNACLE SERIES
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Balanced Index Portfolio(1)                         2007                    39,361           $11.49
                                                              2006                    47,032           $10.89
                                                              2005                    55,169            $9.95
                                                              2004                    54,289            $9.80
                                                              2003                    54,045            $9.24
                                                              2002                    39,029            $7.97
                                                              2001                    31,621            $9.11
                                                              2000                    10,426            $9.67
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Bond Portfolio(1)                                   2007                   108,800           $13.34
                                                              2006                   102,146           $13.09
                                                              2005                   143,500           $12.61
                                                              2004                   167,268           $12.53
                                                              2003                   204,919           $12.19
                                                              2002                   180,667           $11.42
                                                              2001                   100,048           $10.96
                                                              2000                    22,865           $10.41
   -------------------------------------------------------- -------- ------------------------- ----------------

                                  VA II SA-29

   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit EAFE International Index Portfolio(3)               2007                    32,627           $22.89
                                                              2006                    20,029           $21.09
                                                              2005                    16,997           $17.04
                                                              2004                    14,925           $15.36
                                                              2003                     5,992           $13.21
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Inflation Protected Plus Portfolio(5)               2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Lehman Aggregate Bond Index Portfolio(3)            2007                    50,538           $11.05
                                                              2006                    44,661           $10.44
                                                              2005                    37,960           $10.22
                                                              2004                    35,920           $10.20
                                                              2003                     9,934           $10.00
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Lifestyle ETF Market Strategy Aggressive
   Portfolio(5)                                               2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Lifestyle ETF Market Strategy Conservative
   Portfolio(5)                                               2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Lifestyle ETF Market Strategy Target
   Portfolio(5)                                               2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Nasdaq-100 Index Portfolio(1)                       2007                   158,881            $4.89
                                                              2006                   142,779            $4.18
                                                              2005                   164,301            $3.98
                                                              2004                   155,394            $3.98
                                                              2003                   189,526            $3.67
                                                              2002                   100,772            $2.51
                                                              2001                    82,531            $4.07
                                                              2000                    24,943            $6.17
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Natural Resources Portfolio (4)                     2007                         0           $11.32
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Russell 2000 Small Cap Index Portfolio(1)           2007                    65,911           $13.96
                                                              2006                    74,920           $14.48
                                                              2005                    84,700           $12.49
                                                              2004                    77,178           $12.19
                                                              2003                    61,835           $10.50
                                                              2002                    62,448            $7.29
                                                              2001                    50,050            $9.37
                                                              2000                    10,306            $9.36
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit S&P 500 Index Portfolio(1)                          2007                   236,820            $9.94
                                                              2006                   247,728            $9.60
                                                              2005                   272,328            $8.44
                                                              2004                   255,392            $8.19
                                                              2003                   201,350            $7.53
                                                              2002                   121,311            $5.97
                                                              2001                    79,733            $7.82
                                                              2000                    33,307            $9.05
   -------------------------------------------------------- -------- ------------------------- ----------------
   Summit S&P MidCap 400 Index Portfolio(1)                   2007                   124,811           $16.62
                                                              2006                   136,145           $15.70
                                                              2005                   147,350           $14.51
                                                              2004                   130,127           $13.15
                                                              2003                    91,948           $11.53
                                                              2002                    84,710            $8.68
                                                              2001                    82,291           $10.38
                                                              2000                    33,010           $10.65
    -------------------------------------------------------- -------- ------------------------- ----------------
   Summit Zenith Portfolio(1)                                 2007                    88,895           $18.35
                                                              2006                    92,274           $18.36
                                                              2005                    84,984           $15.13
                                                              2004                    84,850           $14.35
                                                              2003                    66,027           $12.69
                                                              2002                    60,838            $9.49
                                                              2001                    36,626           $12.52
                                                              2000                     1,604           $11.42
   -------------------------------------------------------- -------- ------------------------- ----------------
   T. ROWE PRICE EQUITY SERIES, INC.
   -------------------------------------------------------- -------- ------------------------- ----------------
   T. Rowe Price Blue Chip Growth Portfolio-II(5)             2007                        NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------
   THIRD AVENUE VARIABLE SERIES TRUST
   -------------------------------------------------------- -------- ------------------------- ----------------
   Third Avenue Value Portfolio(4)                            2007                     8,190             $8.80
   -------------------------------------------------------- -------- ------------------------- ----------------
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   -------------------------------------------------------- -------- ------------------------- ----------------
   UIF Core Plus Fixed Income Portfolio, Class I(3)           2007                    30,777           $11.39
                                                              2006                    24,233           $10.96
                                                              2005                    36,681           $10.72
                                                              2004                    11,583           $10.44
                                                              2003                     1,164           $10.14
   -------------------------------------------------------- -------- ------------------------- ----------------
   UIF Emerging Markets Equity Portfolio, Class I(5)          2007                         NA               NA
   -------------------------------------------------------- -------- ------------------------- ----------------

                                  VA II SA-30

   -------------------------------------------------------- -------- ------------------------- ----------------
   UIF U. S. Real Estate Portfolio, Class I(3)                2007                    40,398           $22.20
                                                              2006                    37,179           $27.17
                                                              2005                    27,443           $19.96
                                                              2004                    33,442           $17.30
                                                              2003                     5,795           $12.87
   -------------------------------------------------------- -------- ------------------------- ----------------

*VA II, Contract 8135, was discontinued at the time that this Contract, 8137, was introduced. The contract level charges and other features of the two contracts are very similar, and the performance history of VA II in Carillon Account continues for this Contract.

1 Commencement of operations was July 3, 2000, with a beginning accumulation unit value of $10.00.
2 Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
3 Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
4 Commencement of operations was May 1, 2007, with a beginning accumulation unit value of $10.00.
5 Commencement of operations was May 1, 2008, with a beginning accumulation unit value of $10.00.


                                  VA II SA-31

                      APPENDIX B - IRA DISCLOSURE STATEMENT

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans......Page 32
Disclosure Summary for 403(b) Tax Sheltered Annuity plan.................Page 39

--------------------------------------------------------------------------------

                             DISCLOSURE SUMMARY FOR
                  IRA, SEP IRA, SIMPLE IRA, AND ROTH IRA PLANS

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Contract please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Contract no later than the seventh day after issuance to us at:

             The Union Central Life Insurance Company
             1876 Waycross Road
             Cincinnati, Ohio 45240
             Telephone: (513) 595-2728--8:15 a.m.- 4:30 p.m. (Eastern Time Zone)

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer if required by state law, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity contract is used for a traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity contract is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate contract must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

TRADITIONAL IRA
Eligibility
You are eligible to establish a traditional IRA if you are younger than age 70 1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA," which is described below.

Annual Contribution Limits
You may make annual contributions to a traditional IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation,


                                  VA II SA-32
whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a traditional IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

                         Married Filing Jointly        Single/Head of Household
                         ----------------------        ------------------------
           Year                  AGI                            AGI
           ----
           2004          $65,000 - $  75,000                $45,000 - $55,000
           2005          $70,000 - $  80,000                $50,000 - $60,000
           2006          $75,000 - $  85,000                $50,000 - $60,000
           2007          $80,000 - $ 100,000                $50,000 - $60,000
           2008+         $85,000 - $ 105,000                $53,000 - $63,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $159,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $159,000 and $169,000.

Even if you will not be able to deduct the full amount of your traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total


                                  VA II SA-33
must not exceed your Annual Contribution Limit. Any earnings on all your traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal incometax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.
     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your traditional IRA During Your Life
You may take distributions from your traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectantcy or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more;
(6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). (Note:
IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial advisor may calculate the amount of your minimum distribution each year to make sure this requirement is met coordinating it with other IRAs you may own. Failure to take the RMD could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death
If you die before all the funds in your traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.


                                  VA II SA-34

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your traditional IRA as his or her own traditional IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your traditional IRA are taxable as ordinary income, except that you recover your nondeductible traditional IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another traditional IRA. traditional IRA to traditional IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer traditional IRA assets to another traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

                                  VA II SA-35

SEP IRA
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as traditional IRAs.

SIMPLE IRA
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as traditional IRAs.

ROTH IRA
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA, respectively, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $101,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $159,000. Your ability to contribute to your Roth IRA is phased out at $169,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

                                  VA II SA-36

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Contract value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Contract is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing traditional IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For

                                  VA II SA-37
example, you may have converted from a traditional IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a traditional IRA or as to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity contract. The variable annuity contract its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity contract IRA cannot be guaranteed or projected. The income and expenses of your variable annuity contract will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the traditional IRA or Roth IRA.

                                  VA II SA-38

                             DISCLOSURE SUMMARY FOR
                           TAX SHELTERED ANNUITY PLAN
                            Under IRC Section 403(b)

The Contract may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' SUMMARY OF SEPARATE ACCOUNT EXPENSES and CHARGES AND OTHER DEDUCTIONS sections describe applicable costs. You should refer to the Contract and Riders for a full description of the benefits and charges of purchasing the Contract for an IRC 403(b) plan.

NOTICE REGARDING EXCHANGES
On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). Therefore, Union Central is suspending 403(b) exchanges (both incoming and outgoing) until an information sharing agreement is in place with your employer. Please see the FEDERAL INCOME TAX MATTERS section of this prospectus for more information.

CONTRIBUTIONS
Contributions under the Contract must be remitted by the Employer. You may, with our agreement, (i) transfer to the Contract any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Contract are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $15,500 for 2008. Unless this Contract is purchased under an ERISA Plan, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 415 which apply to this Contract and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your Employer. If contributions to the Contract inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Contract withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5000 for 2008. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Contract to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Contract to comply with IRC Section 403(b) or the Plan.

DISTRIBUTIONS
When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Contract Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Contract value will only be permitted:
          o       upon the Owner's separation of service;


                                  VA II SA-39

          o       after the Owner's age 59 1/2;
          o       due to disability within the meaning of IRC Section 72(m)(7);
          o in the case of salary reduction contributions only, due to financial hardship.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Contract and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Contract pursuant to IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Contract or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, a qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Contract distributions permitted and made on account of a hardship.

If Contract annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Contract made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002 and 2004, respectively.

Required Minimum Distribution payments for this Contract must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Contract may be made from this Contract or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your contract's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Contract value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Contract value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a beneficiary, then the Contract value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the

                                  VA II SA-40
          calendar year which follows the year of your death
     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before
          (i) December 31 of the calendar year which follows the year of your death or, if later,
          (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(B) CONTRACT TO A NON-403(B) QUALIFIED CONTRACT

Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Contract assets into another tax-qualified annuity contract including an Individual Retirement Annuity contract. Should you desire to exercise such a roll over, you may elect to convert your existing 403(b) Contract with us into an IRA Contract Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Contract with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.


                                  VA II SA-41

                            APPENDIX C - DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular Fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. ("Summit Funds"). The Summit S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Funds prospectus.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and "Nasdaq-100 Index" have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in funds generally or in this Fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this Fund. MSCI has no obligation to take the needs of the issuer of this Fund or the owners of this Fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this Fund to be issued or in the determination or calculation of the equation by which this Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this Fund in connection with the administration, marketing or trading of this Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the Funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


                                  VA II SA-42

                              APPENDIX D - "VA II"
                   Flexible Premium Deferred Variable Annuity

The Contract issued through August 2003 is Union Central Form 8135, which contains additional provisions concerning use of the guaranteed account as an Investment Option, death benefits, and maximum transfer fees. Below are the terms of the prospectus that accompanied use of contract Form 8135, and which still apply to those who own that contract, as well as terms applicable to VA II loans (available only with 403(b) plans). The capitalized terms have the same definitions as in this prospectus. Any additional defined terms are included in the applicable section.

1.  Guaranteed Account

Definitions:

Guaranteed Account: The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate as stated in your Contract.

Variable Account: The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon Account. Your Variable Account is divided into one or more Subaccounts to which you have allocated your accumulation value.

Premiums allocated to the Guaranteed Account and transfers to the Guaranteed Account become part of our general assets, which support our insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is Union Central registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither Union Central nor any interests in our general assets generally are subject to the provisions of the 1933 or 1940 Acts and it is understood that the SEC staff has not reviewed the disclosures in this prospectus which relate to the fixed portion of the Contract. Disclosures regarding the fixed portion of the Contract and Union Central, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For complete details regarding the fixed portion, see the Contract itself.

The Guaranteed Account is the value of the Contract that is part of our general assets, other than those allocated to separate investment accounts such as Carillon Account. You may elect to allocate all or part of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.

We guarantee that we will credit interest to the Guaranteed Account at an effective rate of at least the minimum rate required by state law per year, compounded annually. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. Any interest credited to the Guaranteed Account in excess of the minimum guaranteed rate will be determined in our sole discretion.

We guarantee that, during the Pay-in Period, the Guaranteed Account of the Contract will be at least equal to:
     o    the total of all net premiums allocated to the Guaranteed Account;
          plus
     o the total of all amounts transferred to the Guaranteed Account from the Variable Account; minus
     o the total of all amounts transferred from the Guaranteed Account to the Variable Account (including the transfer fee); minus
     o the total of any administration fees attributable to the Guaranteed Account; minus
     o    the total of all partial surrenders from the Guaranteed Account; plus
     o    interest accumulated in the Guaranteed Account.

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account.

Amounts may be transferred among Subaccounts, or between the Guaranteed Account and Subaccounts, at any time during the Pay-in Period. There are no limits on the amount you may transfer out of the Guaranteed Account; the minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option. No transfers may be made with respect to fixed annuity benefit payments.


                                  VA II SA-43

2.  Definition of Contract Owner

The following definition of Contract Owner substitutes for the definition on page 3:

"Contract Owner ("You")--During the Annuitant's lifetime and prior to the Maturity Date, the person designated as the owner in the Contract or as subsequently changed. During the Pay-out Period, the Annuitant is the Contract Owner. After the Annuitant's death, the beneficiary is the Contract Owner. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner."

3. The following provision substitutes for the language under "Annuity Benefit Payments" on page 5:

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Annuitant was the Contract Owner or the Contract Owner is still living, then we will pay the beneficiary a death benefit equal to the greater of:
     o    the Contract's accumulation value, or
     o the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

4. The following provision substitutes for the language under "Death Benefits" on page 19:

If the Annuitant is the Contract Owner and dies during the Pay-in Period, then a death benefit will be paid to the Beneficiary. Subject to state insurance law, the death benefit will be the greater of:
     o the sum of all premiums paid less any amounts deducted in connection with partial surrenders; or
     o the Contract's accumulation value on the date we receive Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

If a Contract Owner who is not the Annuitant dies during the Pay-in Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death) to your Beneficiary. However, if the Contract Owner's spouse is the designated beneficiary under the Contract, that spouse will become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected.

5. The current transfer fee of $10 is the same, but the maximum transfer fee is $100, which would only be charged in circumstances where you transfer at least $100,000, or the entire variable account value of your Contract, if less, out of and into the same Portfolio within 30 days, a practice commonly known as "day trading".

6.  Loans

The interest rate charged on a loan balance is guaranteed not to exceed a maximum rate of 6%. This is also the current interest rate. The interest rate credited to the Accumulation Value that is collateral for the loan is 4%. Therefore, the net interest cost to the Contract Owner is 2% of the loan balance.

Loans are available only for Tax Sheltered Annuities under IRC Section 403(b). Each loan must be:
     o    requested and repaid prior to the Maturity Date.
     o at least $2,500 but not more than $50,000 (including the sum of the new loan and the highest outstanding loan balance(s) during the last 12 months).
     o    equal to or less than 50% of the cash value of the Guaranteed Account.
     o repaid in substantially equal payments, at least quarterly, over a period of 5 years (10 years if used to acquire a primary residence).
     o automatically defaulted and treated as a deemed distribution (or actual distribution, if circumstances allow) if scheduled payments are not received by the due date or within the grace period.

                                  VA II SA-44

                                CARILLON ACCOUNT

                                       of

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")

           1876 Waycross Road - Cincinnati, Ohio 45240 - 513-595-2600

                    STATEMENT OF ADDITIONAL INFORMATION FOR:

                   VA I, VA II, VA II SA, and ADVANTAGE VA III
                  Flexible Premium Deferred Variable Annuities

                                   May 1, 2008

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. Accordingly, this Statement should be read in conjunction with the current Prospectus for your Contract dated May 1, 2008, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at 513-595-2600, or writing to 1876 Waycross Road, Cincinnati, Ohio 45240.

                                TABLE OF CONTENTS

                                                                            Page


General Information and History................................................2
Other Information..............................................................2
Distribution of Contracts......................................................2
Calculation of Performance.....................................................3
Determination of Annuity Payments..............................................5
Miscellaneous Contract Provisions..............................................5
Morningstar(R) Asset Allocator Model Asset Allocation Program offered through Ameritas Investment Corp. ("AIC") ...................................6
Custody of Carillon Account's Assets...........................................8
Independent Auditors and Independent Registered Public Accounting Firms........8
Financial Statements of Carillon Account and of Union Central (following Page 8)



Carillon Account                      1

                         GENERAL INFORMATION AND HISTORY

Carillon Account is a separate investment account of The Union Central Life Insurance Company ("we, us, our, Union Central"). We are a stock life insurance company organized under the insurance laws of the State of Ohio since 1887. We are engaged in the business of issuing life insurance and annuities, disability insurance, retirement plans and 401(k) plans throughout the United States. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI") (we are wholly owned by Ameritas Holding Company, which in turn is wholly owned by UNIFI). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, group dental and vision insurance, financial planning, banking, and public financing.

                                OTHER INFORMATION

Registration statements have been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts described in this Statement of Additional Information. Not all information set forth in the registration statements is addressed in the prospectus or this Statement. Information in the prospectus and this Statement is intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Filings" and type in "Carillon" or you may review and copy them (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

                            DISTRIBUTION OF CONTRACTS

The Underwriter for the Contracts is Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also serves as the underwriter for other separate accounts and distributor for other variable annuity contracts and variable life insurance policies. AIC is a majority-owned subsidiary of our UNIFI affiliate, Ameritas Life Insurance Corp.

Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of AIC (formerly the distributor was Carillon Investments, Inc., an affiliate of Union Central which merged into AIC July 1, 2006), or another broker-dealer member of the Financial Industry Regulatory Authority.

As principal underwriter of the Carillon Account beginning July 1, 2006, the following distribution fees were paid to Ameritas Investment Corp., by Union
Central:
                               Year                  Amount
                               2007                $3,262,257
                               2006                $1,416,034

As principal underwriter of the Carillon Account through June 30, 2006, the following distribution fees were paid to Carillon Investments, Inc., by Union Central.
                               Year                  Amount
                               2006                $1,641,312
                               2005                  $453,606

Carillon Account                      2

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the SEC.

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Contract may be more or less than the premium invested in the Contract.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Contract Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Contract is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Contract's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Carillon Account                         3

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Contract mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Contract size of $30,000, so no Contract fee is currently applicable, and also assumes the Contract will continue (since the Contract is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of securities held by the portfolio and the portfolio's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Contract having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Contract deductions stated above, and dividing the net change in Contract value by the value of the Contract at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


Carillon Account                        4

                        DETERMINATION OF ANNUITY PAYMENTS

The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

Annuity Unit Value - The value of an Annuity Unit in each Subaccount was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

For administrative purposes, we may assign a Contract owner who elects a fixed annuity option for his or her Contract to our immediate fixed annuity contract. If we do so, the owner will receive a guaranteed interest rate no lower than the rate provided by his or her Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments
Union Central will pay all amounts due under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     (2)  An  emergency  exists  as  defined  by  the  Securities  and  Exchange
          Commission;

     (3)  Federal  regulators  require  us to  block a  Contract  under  federal
          regulations  related  to  anti-money  laundering,   anti-terrorism  or
          homeland security efforts; or

     (4)  The  Securities  and  Exchange   Commission   permits  delay  for  the
          protection of the security holders.

Participating
The VA II, VA II SA and Advantage VA III Contracts are issued on a participating basis, and as such are eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contracts. The VA I is non-participating.

Carillon Account                         5

Misstatement and Proof of Age, Sex or Survival
Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements
Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments
The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification
Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MDOEL ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically

Carillon Account                           6
automatically reallocate your accumulated value or premium payments. Your Contract value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Contract value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Carillon Account                         7

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                      CUSTODY OF CARILLON ACCOUNT'S ASSETS

Title to the assets of Carillon Account is held by Union Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     INDEPENDENT AUDITORS AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

The balance sheets - statutory basis, of The Union Central Life Insurance Company, a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statements of income and changes in capital and surplus - statutory basis and cash flows - statutory basis for the years then ended have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Carillon Account as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the two years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.

The statutory-basis financial statements of The Union Central Life Insurance Company at December 31, 2005 and for the year then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.



Carillon Account                        8

FINANCIAL STATEMENTS

CARILLON ACCOUNT

As of December 31, 2007 and for each of the Periods in the Two Years then ended and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise Carillon Account (the Account) as of December 31, 2007 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the two years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights per Note 6 for the three years ended December 31, 2005, were audited by other auditors whose report dated March 31, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the transfer agent. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Carillon Account as of December 31, 2007, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the two years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 13, 2008

                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

                                                                               Summit Mutual Funds, Inc.
                                                                                  (affiliated issuer)
                                            ----------------------------------------------------------------------------------------
                                                                  Balanced                            S&P 500          S&P MidCap
                                                 Zenith             Index              Bond            Index           400 Index
                                               Subaccount        Subaccount        Subaccount       Subaccount         Subaccount
                                            ----------------- ----------------- ---------------- ----------------- -----------------
ASSETS
  Investments in shares of Summit
    Mutual Funds, Inc., at fair
    value (cost $41,879,841;
    $7,442,817; $22,216,392;
    $43,608,406; $24,425,252)                $   49,705,909    $    8,625,071    $   21,625,875   $   49,922,211    $   30,303,620
                                            ----------------- ----------------- ---------------- ----------------- -----------------

NET ASSETS (Contract Owners' Equity)         $   49,705,909    $    8,625,071    $   21,625,875   $   49,922,211    $   30,303,620
                                            ================= ================= ================ ================= =================





                                                                           Summit Mutual Funds, Inc.
                                                                              (affiliated issuer)
                                            ----------------------------------------------------------------------------------------
                                              Russell 2000                           Lehman             EAFE
                                                Small Cap        Nasdaq-100        Aggregate        International      Natural
                                                  Index             Index          Bond Index           Index         Resources
                                               Subaccount         Subaccount       Subaccount        Subaccount       Subaccount
                                            ----------------- ----------------- ---------------- ----------------- -----------------
ASSETS
  Investments in shares of Summit
    Mutual Funds, Inc., at fair
    value (cost $12,269,673;
    $4,791,551; $2,793,057,
    $7,166,147; $242,741)                    $   13,005,775    $    6,013,148    $    2,863,475   $    8,068,938    $      252,841
                                            ----------------- ----------------- ---------------- ----------------- -----------------

NET ASSETS (Contract Owners' Equity)         $   13,005,775    $    6,013,148    $    2,863,475   $    8,068,938    $      252,841
                                            ================= ================= ================ ================= =================



The accompanying notes are an integral part of the financial statements.


                                       2


                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007




                                               DWS Variable
                                                Series II                                            AIM Variable Insurance
                                              (unaffiliated          DWS Variable Series I                  Funds, Inc.
                                                 issuer)             (unaffiliated issuer)             (unaffiliated issuer)
                                            ----------------- ---------------------------------- -----------------------------------
                                                                  Capital                            Capital            Basic
                                              Money Market         Growth        International     Appreciation        Balanced
                                               Subaccount        Subaccount        Subaccount       Subaccount        Subaccount
                                            ----------------- ----------------- ---------------- ----------------- -----------------
ASSETS
  Investments in securities of
    unaffiliated issuers,  at fair value
    (cost $12,632,141; $22,249,354;
    $15,558,458; $7,717,384; $125,090)       $   12,656,032    $   22,222,030    $   21,929,754   $    9,539,890    $      130,351
                                            ----------------- ----------------- ---------------- ----------------- -----------------

NET ASSETS (Contract Owners' Equity)         $   12,656,032    $   22,222,030    $   21,929,754   $    9,539,890    $      130,351
                                            ================= ================= ================ ================= =================


                                              AIM Variable
                                               Insurance
                                              Funds, Inc.
                                             (unaffiliated                        MFS Variable Insurance Trust
                                                issuer)                               (unaffiliated issuer)
                                            ----------------- ----------------- ----------------------------------------------------
                                                                   Investors          High           Emerging           Total
                                               Basic Value           Trust           Income           Growth            Return
                                                Subaccount        Subaccount       Subaccount       Subaccount        Subaccount
                                            ----------------- ----------------- ---------------- ----------------- -----------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair value
   (cost $305,503; $10,786,464;
   $7,701,868; $12,651,928; $6,983,794)      $      292,063    $   13,105,634    $    7,504,134   $   12,720,593    $    7,298,935
                                            ----------------- ----------------- ---------------- ----------------- -----------------

NET ASSETS (Contract Owners' Equity)         $      292,063    $   13,105,634    $    7,504,134   $   12,720,593    $    7,298,935
                                            ================= ================= ================ ================= =================


The accompanying notes are an integral part of the financial statements.


                                       3


                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

                                                                                                                      Oppenheimer
                                               MFS Variable                                                            Variable
                                                Insurance                                                               Account
                                                  Trust                                                                  Funds
                                              (unaffiliated        American Century Variable Portfolios, Inc.        (unaffiliated
                                                 issuer)                     (unaffiliated issuer)                      issuer)
                                            ----------------- ---------------------------------------------------- -----------------
                                                  New             Income &
                                               Discovery           Growth             Value         International     Main Street
                                               Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                            ----------------- ----------------- ---------------- ----------------- -----------------
ASSETS
  Investments in securities of
    unaffiliated issuers,
    at fair value (cost $4,154,123;
    $2,337,512; $10,103,315; $442,864;
    $4,242,210)                              $    4,574,300    $    2,653,105    $    9,525,238   $      561,280    $    5,421,648
                                            ----------------- ----------------- ---------------- ----------------- -----------------

NET ASSETS (Contract Owners' Equity)         $    4,574,300    $    2,653,105    $    9,525,238   $      561,280    $    5,421,648
                                            ================= ================= ================ ================= =================

                                                                                                                      Neuberger
                                                                                                                        Berman
                                                                                                                       Advisers
                                                                                                                      Management
                                                   Oppenheimer Variable            Franklin Templeton Variable           Trust
                                                    Account Funds                    Insurance Products Trust        (unaffiliated
                                                  (unaffiliated issuer)               (unaffiliated issuer)             issuer)
                                            ----------------------------------- ---------------------------------- -----------------
                                                 Global           Capital           Foreign           Growth
                                               Securities       Appreciation       Securities        Securities         Guardian
                                               Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                            ----------------- ----------------- ---------------- ----------------- -----------------

ASSETS
  Investments in securities of
    unaffiliated issuers, at fair value
    (cost $7,560,528; $128,878; $9,864,813;
   $277,428; $4,343,177)                     $    8,831,540    $      148,820    $   14,290,968   $      303,265    $    6,021,101
                                            ----------------- ----------------- ---------------- ----------------- -----------------

NET ASSETS (Contract Owners' Equity)         $    8,831,540    $      148,820    $   14,290,968   $      303,265    $    6,021,101
                                            ================= ================= ================ ================= =================


The accompanying notes are an integral part of the financial statements.


                                       4


                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007
                                                                                                                       Universal
                                                                                                                     Institutional
                                                                                                                      Funds, Inc.
                                                    Alger American Fund             Seligman Portfolios, Inc.        (unaffiliated
                                                   (unaffiliated issuer)              (unaffiliated issuer)             issuer)
                                            ----------------------------------- ---------------------------------- -----------------
                                               Leveraged            MidCap          Comm. &         Smaller-Cap        Core Plus
                                                 AllCap             Growth        Information          Value         Fixed Income
                                               Subaccount        Subaccount       Subaccount         Subaccount       Subaccount
                                            ----------------- ----------------- ---------------- ----------------- -----------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair value
    (cost $4,032,421; $6,970,334;
    $1,453,382; $12,679,172; $4,112,301)     $    5,337,378    $    7,893,924   $    1,923,792    $   12,137,006    $    4,177,740
                                            ----------------- ----------------- ---------------- ----------------- -----------------

NET ASSETS (Contract Owners' Equity)         $    5,337,378    $    7,893,924   $    1,923,792    $   12,137,006    $    4,177,740
                                            ================= ================= ================ ================= =================


                                                 Universal
                                               Institutional
                                                Funds, Inc.                                           Fidelity Variable Insurance
                                              (unaffiliated      Calvert Variable Series, Inc.                 Products
                                                 issuer)               (affiliated issuer)              (unaffiliated issuer)
                                            ----------------- ---------------------------------- -----------------------------------
                                                   U.S.          Ameritas Core
                                               Real Estate        Strategies         Income          Contrafund       Equity-Income
                                                Subaccount        Subaccount       Subaccount        Subaccount        Subaccount
                                            ----------------- ----------------- ---------------- ----------------- -----------------
ASSETS
  Investments in securities of
    unaffiliated/affiliated issuers,
    at fair value (cost $8,963,724;
    $1,935,904; $369,882; $3,003,423;
    $1,379,613)                              $    7,720,813    $    1,748,305   $      355,334    $    2,507,990    $    1,226,007
                                            ----------------- ----------------- ---------------- ----------------- -----------------

NET ASSETS (Contract Owners' Equity)         $    7,720,813    $    1,748,305   $      355,334    $    2,507,990    $    1,226,007
                                            ================= ================= ================ ================= =================



The accompanying notes are an integral part of the financial statements.

                                CARILLON ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

                                                 Fidelity
                                                 Variable         Third Avenue
                                                Insurance           Variable
                                                 Products         Series Trust
                                              (unaffiliated      (unaffiliated
                                                  issuer)           issuer)
                                             ----------------- -----------------
                                               High Income            Value
                                                Subaccount         Subaccount
                                            ----------------- -----------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair
    value (cost $413,820; $757,646)         $      387,658    $      686,252
                                            ----------------- -----------------
NET ASSETS (Contract Owners' Equity)        $      387,658    $      686,252
                                            ================= =================






The accompanying notes are an integral part of the financial statements.

                                CARILLON ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                                                            Summit Mutual Funds, Inc.
                                                                               (affiliated issuer)
                                          ------------------------------------------------------------------------------------------
                                                                                                                      Russell 2000
                                                             Balanced                      S&P 500       S&P MidCap     Small Cap
                                               Zenith         Indes          Bond           Index        400 Index        Index
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Ordinary dividend income                  $   767,537    $   248,365    $ 1,191,135    $   811,242    $   295,403    $    92,024

EXPENSES
  Mortality and expense risk charge             558,628         92,394        236,016        555,288        345,296        156,445
  Administration fee                            137,246         22,690         57,167        134,599         81,742         36,571
                                           -------------- -------------- -------------- -------------- -------------- --------------
                                                695,874        115,084        293,183        689,887        427,038        193,016
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INVESTMENT INCOME (LOSS)                     71,663        133,281        897,952        121,355       (131,635)      (100,992)
                                           -------------- -------------- -------------- -------------- -------------- --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments       3,454,249         60,229       (120,872)      (681,327)     2,081,921      1,158,769
    Realized gain on distributions            4,491,744           ----           ----         89,683      1,336,111      1,080,531
                                           -------------- -------------- -------------- -------------- -------------- --------------
    Net realized gain (loss)                  7,945,993         60,229       (120,872)      (591,644)     3,418,032      2,239,300

    Net unrealized appreciation
      (depreciation) of investments          (7,851,487)       314,504       (274,562)     2,539,377     (1,476,168)    (2,644,526)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                     94,506        374,733       (395,434)     1,947,733      1,941,864       (405,226)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    $   166,169    $   508,014    $   502,518    $ 2,069,088    $ 1,810,229    $  (506,218)
                                           ============== ============== ============== ============== ============== ==============



The accompanying notes are an integral part of the financial statements.


                                       7



                                CARILLON ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                                                                                        DWS Variable    DWS Variable
                                                                                                         Series II        Series I
                                                               Summit Mutual Funds, Inc.              (unaffiliated   (unaffiliated
                                                                  (affiliated issuer)                     issuer)         issuer)
                                           ----------------------------------------------------------- -------------- --------------
                                                              Lehman          EAFE          Natural
                                            Nasdaq-100       Aggregate    International    Resources                     Capital
                                               Index        Bond Index       Index           Index      Money Market      Growth
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Ordinary dividend income                  $    66,484   $    108,005    $    76,957    $      ----    $   516,787    $   141,871

EXPENSES
  Mortality and expense risk charge              59,421         29,122         72,815            708        116,273        228,914
  Administration fee                             14,262          6,302         16,410            175         26,508         56,955
                                           -------------- -------------- -------------- -------------- -------------- --------------
                                                 73,683         35,424         89,225            883        142,781        285,869
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INVESTMENT INCOME (LOSS)                     (7,199)        72,581        (12,268)          (883)       374,006       (143,998)
                                           -------------- -------------- -------------- -------------- -------------- --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments         311,143         (4,283)       232,905          5,173           ----     (1,585,319)
    Realized gain on distributions                 ----           ----        115,271           ----           ----           ----
                                           -------------- -------------- -------------- -------------- -------------- --------------
    Net realized gain (loss)                    311,143         (4,283)       348,176          5,173           ----     (1,585,319)

    Net unrealized appreciation
      (depreciation) of investments             550,600         83,243        109,868         10,100           ----      4,148,002
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                    861,743         78,960        458,044         15,273           ----      2,562,683
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    $   854,544    $   151,541    $   445,776    $    14,390    $   374,006    $ 2,418,685
                                           ============== ============== ============== ============== ============== ==============


The accompanying notes are an integral part of the financial statements.


                                       8


                                CARILLON ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                            DWS Variable
                                             Series I
                                           (unaffiliated       AIM Variable Insurance Funds, Inc.       MFS Variable Insurance Trust
                                              issuer)                (unaffiliated issuer)                 (unaffiliated issuer)
                                           -------------- -------------------------------------------- -----------------------------
                                                              Capital        Basic                       Investors         High
                                            International  Appreciation     Balanced     Basic Value       Trust          Income
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Ordinary dividend income                 $    534,126    $      ----    $     4,005   $      1,742    $   117,489    $   590,107

EXPENSES
  Mortality and expense risk charge             221,255        107,191          1,863          3,589        139,190         88,347
  Administration fee                             55,004         25,797            311            599         34,697         20,821
                                           -------------- -------------- -------------- -------------- -------------- --------------
                                                276,259        132,988          2,174          4,188        173,887        109,168
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INVESTMENT INCOME (LOSS)                    257,867       (132,988)         1,831         (2,446)       (56,398)       480,939
                                           -------------- -------------- -------------- -------------- -------------- --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments         411,361       (471,054)           605          2,628        273,190        (13,664)
    Realized gain on distributions                ----            ----           ----         16,236        119,165           ----
                                           -------------- -------------- -------------- -------------- -------------- --------------
    Net realized gain (loss)                    411,361       (471,054)           605         18,864        392,355        (13,664)

    Net unrealized appreciation
      (depreciation) of investments           2,015,268      1,644,434         (2,089)       (19,565)       854,474       (435,581)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                  2,426,629      1,173,380         (1,484)          (701)     1,246,829       (449,245)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                      2,684,496   $  1,040,392    $       347    $    (3,147)   $ 1,190,431    $    31,694
                                           ============== ============== ============== ============== ============== ==============


The accompanying notes are an integral part of the financial statements.


                                       9


                                CARILLON ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007


                                                    MFS Variable Insurance Trust         American Century Variable Portfolios, Inc.
                                                        (unaffiliated issuer)                        (unaffiliated issuer)
                                           -------------------------------------------- --------------------------------------------
                                              Emerging        Total            New         Income &
                                               Growth         Return        Discovery       Growth         Value      International
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Ordinary dividend income                  $      ----    $   204,068    $      ----    $    53,259    $   173,363  $       3,210

EXPENSES
  Mortality and expense risk charge             131,416         83,024         54,844         32,167        114,820          7,409
  Administration fee                             32,664         19,806         12,664          7,350         27,160          1,235
                                           -------------- -------------- -------------- -------------- -------------- --------------
                                                164,080        102,830         67,508         39,517        141,980          8,644
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INVESTMENT INCOME (LOSS)                   (164,080)       101,238        (67,508)        13,742         31,383         (5,434)
                                           -------------- -------------- -------------- -------------- -------------- --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments      (2,556,383)       435,068        336,966        167,915        458,208         16,499
    Realized gain on distributions                 ----        195,113        354,057           ----        899,008           ----
                                           -------------- -------------- -------------- -------------- -------------- --------------
    Net realized gain (loss)                 (2,556,383)       630,181        691,023        167,915      1,357,216         16,499

    Net unrealized appreciation
      (depreciation) of investments           5,038,756       (499,025)      (562,582)      (220,058)    (2,061,949)        59,584
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                  2,482,373        131,156        128,441        (52,143)      (704,733)        76,083
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    $ 2,318,293    $   232,394    $    60,933    $   (38,401)   $  (673,350)   $    70,649
                                           ============== ============== ============== ============== ============== ==============



The accompanying notes are an integral part of the financial statements.


                                       10



                                CARILLON ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007


                                                                                                                       Neuberger
                                                                                                                        Berman
                                                                                                                       Advisers
                                                                                                                       Mangement
                                                        Oppenheimer Variable             Franklin Templeton Variable     Trust
                                                           Account Funds                   Insurance Products Trust   (unaffiliated
                                                      (unaffiliated issuer)                 (unaffiliated issuer)        issuer)
                                           -------------------------------------------- ----------------------------- --------------
                                                              Global        Capital        Foreign         Growth
                                            Main Street     Securities    Appreciation    Securities     Securities      Guardian
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- -------------- -------------- --------------

INVESTMENT INCOME
  Ordinary dividend income                  $    60,325    $   114,769    $       201    $   286,369    $     3,997    $    17,836

EXPENSES
  Mortality and expense risk charge              61,026         94,606          1,646        151,436          4,503         68,157
  Administration fee                             14,645         22,241            275         35,949            750         16,644
                                           -------------- -------------- -------------- -------------- -------------- --------------
                                                 75,671        116,847          1,921        187,385          5,253         84,801
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INVESTMENT INCOME (LOSS)                    (15,346)        (2,078)        (1,720)        98,984         (1,256)       (66,965)
                                           -------------- -------------- -------------- -------------- -------------- --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments         513,427        618,514            728      1,098,330          1,512        652,439
    Realized gain on distributions                 ----        417,192           ----        653,174         12,753           ----
                                           -------------- -------------- -------------- -------------- -------------- --------------
    Net realized gain (loss)                    513,427      1,035,706            728      1,751,504         14,265        652,439

    Net unrealized appreciation
      (depreciation) of investments            (306,782)      (620,524)        11,783          1,991        (11,818)      (196,540)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                    206,645        415,182         12,511      1,753,495          2,447        455,899
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    $   191,299    $   413,104    $    10,791    $ 1,852,479    $     1,191    $   388,934
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of the financial statements.


                                       11



                                CARILLON ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                                                                                           Universal Institutional
                                                Alger American Fund        Seligman Portfolios, Inc.             Funds, Inc.
                                               (unaffiliated issuer)         (unaffiliated issuer)         (unaffiliated issuer)
                                           ----------------------------- ----------------------------- -----------------------------
                                             Leveraged        MidCap         Comm. &     Smaller-Cap      Core Plus        U.S.
                                               AllCap         Growth       Information      Value       Fixed Income   Real Estate
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Ordinary dividend income                  $      ----    $      ----    $      ----    $      ----    $   120,786    $   125,617

EXPENSES

  Mortality and expense risk charge              41,509         63,480         20,088        138,681         39,469        119,098
  Administration fee                              9,716         14,820          4,759         32,882          8,298         27,334
                                           -------------- -------------- -------------- -------------- -------------- --------------
                                                 51,225         78,300         24,847        171,563         47,767        146,432
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INVESTMENT INCOME (LOSS)                    (51,225)       (78,300)       (24,847)      (171,563)        73,019        (20,815)
                                           -------------- -------------- -------------- -------------- -------------- --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments         253,614        150,688        214,027        740,035        (14,362)     1,228,523
    Realized gain on distributions                 ----        696,821           ----      1,371,716           ----        980,970
                                           -------------- -------------- -------------- -------------- -------------- --------------
    Net realized gain (loss)                    253,614        847,509        214,027      2,111,751        (14,362)     2,209,493

    Net unrealized appreciation
      (depreciation) of investments             828,578        738,694         47,132     (1,659,914)        73,705     (4,133,232)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                  1,082,192      1,586,203        261,159        451,837         59,343     (1,923,739)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    $ 1,030,967   $  1,507,903    $   236,312    $   280,274   $    132,362    $(1,944,554)
                                           ============== ============== ============== ============== ============== ==============



The accompanying notes are an integral part of the financial statements.


                                       12



                                CARILLON ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007
                                                                                                                       Third Avenue
                                                                                                                         Variable
                                                                                                                       Series Trust
                                           Calvert Variable Series, Inc.       Fidelity Variable Insurance Products    (unaffiliated
                                                (affiliated issuer)                   (unaffiliated issuer)               issuer)
                                           ----------------------------- -------------------------------------------- --------------
                                           Ameritas Core
                                             Strategies       Income       Contrafund   Equity-Income   High Income       Value
                                             Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Ordinary dividend income                  $    11,756    $    21,883    $    17,306    $    19,338    $    28,089    $     9,444

EXPENSES
  Mortality and expense risk charge               5,121          1,361          7,709          3,569            784          2,812
  Administration fee                              1,097            341          1,702            760            166            627
                                           -------------- -------------- -------------- -------------- -------------- --------------
                                                  6,218          1,702          9,411          4,329            950          3,439
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INVESTMENT INCOME (LOSS)                      5,538         20,181          7,895         15,009         27,139          6,005
                                           -------------- -------------- -------------- -------------- -------------- --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments          (1,745)        (2,334)       (29,549)        (2,583)          (193)       (30,314)
    Realized gain on distributions              135,862          1,922        587,431         98,060           ----         27,219
                                           -------------- -------------- -------------- -------------- -------------- --------------
    Net realized gain (loss)                    134,117           (412)       557,882         95,477           (193)        (3,095)

    Net unrealized appreciation
      (depreciation) of investments            (187,599)       (14,548)      (495,432)      (153,606)       (26,162)       (71,395)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                    (53,482)       (14,960)        62,450        (58,129)       (26,355)       (74,490)
                                           -------------- -------------- -------------- -------------- -------------- --------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    $   (47,944)   $     5,221    $    70,345    $   (43,120)   $       784    $   (68,485)
                                           ============== ============== ============== ============== ============== ==============


The accompanying notes are an integral part of the financial statements.

                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                        Zenith Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------
OPERATIONS
   Net investment income (loss)                                                $         71,663   $         98,536
   Net realized gain (loss) on investments                                            7,945,993          5,952,209
   Net unrealized appreciation (depreciation) of investments                         (7,851,487)         3,814,137
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    166,169          9,864,882
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         2,354,554          2,683,175
   Transfers between subaccounts (including fixed account), net                        (275,754)           533,986
   Surrenders                                                                        (7,365,376)        (5,445,991)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (5,286,576)        (2,228,830)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                (5,120,407)         7,636,052

NET ASSETS (Beginning of year)                                                       54,826,316         47,190,264
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     49,705,909   $     54,826,316
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       14


                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                    Balanced Index Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        133,281   $        105,886
   Net realized gain (loss) on investments                                               60,229            (79,995)
   Net unrealized appreciation (depreciation) of investments                            314,504            832,870
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    508,014            858,761
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           330,275            434,227
   Transfers between subaccounts (including fixed account), net                        (326,214)          (380,550)
   Surrenders                                                                        (1,229,326)        (1,181,970)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (1,225,265)        (1,128,293)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (717,251)          (269,532)

NET ASSETS (Beginning of year)                                                        9,342,322          9,611,854
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      8,625,071   $      9,342,322
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       15



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                         Bond Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        897,952   $        937,871
   Net realized gain (loss) on investments                                             (120,872)          (185,206)
   Net unrealized appreciation (depreciation) of investments                           (274,562)           167,754
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    502,518            920,419
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,537,041          1,310,004
   Transfers between subaccounts (including fixed account), net                        (164,132)          (962,675)
   Surrenders                                                                        (3,967,065)        (4,422,103)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (2,594,156)        (4,074,774)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                (2,091,638)        (3,154,355)

NET ASSETS (Beginning of year)                                                       23,717,513         26,871,868
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     21,625,875   $     23,717,513
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       16



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                    S&P 500 Index Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        121,355   $        132,573
   Net realized gain (loss) on investments                                             (591,644)        (2,002,723)
   Net unrealized appreciation (depreciation) of investments                          2,539,377          8,888,137
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  2,069,088          7,017,987
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         3,038,214          2,938,801
   Transfers between subaccounts (including fixed account), net                      (1,700,105)        (2,612,475)
   Surrenders                                                                        (8,064,624)        (8,518,599)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (6,726,515)        (8,192,273)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                (4,657,427)        (1,174,286)

NET ASSETS (Beginning of year)                                                       54,579,638         55,753,924
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     49,922,211   $     54,579,638
                                                                              ================== ===================








The accompanying notes are an integral part of the financial statements.


                                       17



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                      S&P MidCap 400 Index
                                                                                             Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $       (131,635)  $       (131,478)
   Net realized gain (loss) on investments                                            3,418,032          2,226,398
   Net unrealized appreciation (depreciation) of investments                         (1,476,168)           300,839
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,810,229          2,395,759
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         2,507,066          2,828,744
   Transfers between subaccounts (including fixed account), net                        (485,768)           634,660
   Surrenders                                                                        (4,673,394)        (3,853,826)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (2,652,096)          (390,422)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (841,867)         2,005,337

NET ASSETS (Beginning of year)                                                       31,145,487         29,140,150
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     30,303,620   $     31,145,487
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       18


                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                  Russell 2000 Small Cap Index
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $       (100,992)  $        (95,355)
   Net realized gain (loss) on investments                                            2,239,300          1,469,042
   Net unrealized appreciation (depreciation) of investments                         (2,644,526)           650,343
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                   (506,218)         2,024,030
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,423,830          1,381,064
   Transfers between subaccounts (including fixed account), net                        (670,277)           368,328
   Surrenders                                                                        (1,935,676)        (1,660,002)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (1,182,123)            89,390
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                (1,688,341)         2,113,420

NET ASSETS (Beginning of year)                                                       14,694,116         12,580,696
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     13,005,775   $     14,694,116
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       19



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                   Nasdaq-100 Index Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (7,199)  $        (56,016)
   Net realized gain (loss) on investments                                              311,143            268,690
   Net unrealized appreciation (depreciation) of investments                            550,600             72,129
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    854,544            284,803
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           547,614            495,268
   Transfers between subaccounts (including fixed account), net                         307,037           (516,678)
   Surrenders                                                                          (713,426)          (418,208)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                141,225           (439,618)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   995,769           (154,815)

NET ASSETS (Beginning of year)                                                        5,017,379          5,172,194
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      6,013,148   $      5,017,379
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       20



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                   Lehman Aggregate Bond Index
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         72,581   $         46,857
   Net realized gain (loss) on investments                                               (4,283)           (12,304)
   Net unrealized appreciation (depreciation) of investments                             83,243              9,898
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    151,541             44,451
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           582,762            487,589
   Transfers between subaccounts (including fixed account), net                         242,605            206,441
   Surrenders                                                                          (225,108)          (125,455)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                600,259            568,575
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   751,800            613,026

NET ASSETS (Beginning of year)                                                        2,111,675          1,498,649
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      2,863,475   $      2,111,675
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       21



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Summit Mutual Funds, Inc.
                                                                                      EAFE International Index
                                                                                            Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (12,268)  $          5,124
   Net realized gain (loss) on investments                                              348,176            232,451
   Net unrealized appreciation (depreciation) of investments                            109,868            477,784
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    445,776            715,359
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         2,170,807          1,352,249
   Transfers between subaccounts (including fixed account), net                       1,246,254            778,830
   Surrenders                                                                          (625,698)          (268,926)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                              2,791,363          1,862,153
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 3,237,139          2,577,512

NET ASSETS (Beginning of year)                                                        4,831,799          2,254,287
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      8,068,938   $      4,831,799
                                                                              ================== ===================



The accompanying notes are an integral part of the financial statements.


                                       22



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                        Natural Resources
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)

                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $           (883)
   Net realized gain (loss) on investments                                                5,173
   Net unrealized appreciation (depreciation) of investments                             10,100
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                     14,390
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            38,482
   Transfers between subaccounts (including fixed account), net                         240,143
   Surrenders                                                                           (40,174)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                238,451
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   252,841

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $        252,841
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.


                                       23



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     DWS Variable Series II
                                                                                     Money Market Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        374,006   $        267,589
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    374,006            267,589
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         4,617,672          2,677,506
   Transfers between subaccounts (including fixed account), net                       3,056,590          1,704,575
   Surrenders                                                                        (4,795,877)        (4,564,063)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                              2,878,385           (181,982)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 3,252,391             85,607

NET ASSETS (Beginning of year)                                                        9,403,641          9,318,034
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     12,656,032   $      9,403,641
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       24



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      DWS Variable Series I
                                                                                    Capital Growth Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $       (143,998)  $       (163,154)
   Net realized gain (loss) on investments                                           (1,585,319)        (2,356,740)
   Net unrealized appreciation (depreciation) of investments                          4,148,002          4,165,888
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  2,418,685          1,645,994
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           610,013            784,719
   Transfers between subaccounts (including fixed account), net                      (1,122,833)        (1,669,816)
   Surrenders                                                                        (3,388,230)        (3,491,624)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (3,901,050)        (4,376,721)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                (1,482,365)        (2,730,727)

NET ASSETS (Beginning of year)                                                       23,704,395         26,435,122
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     22,222,030   $     23,704,395
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       25



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        DWS Variable Series I
                                                                                      International Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        257,867   $        125,189
   Net realized gain (loss) on investments                                              411,361            (78,814)
   Net unrealized appreciation (depreciation) of investments                          2,015,268          4,249,881
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  2,684,496          4,296,256
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           891,792          1,221,641
   Transfers between subaccounts (including fixed account), net                          66,460            514,620
   Surrenders                                                                        (3,001,471)        (2,731,243)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (2,043,219)          (994,982)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   641,277          3,301,274

NET ASSETS (Beginning of year)                                                       21,288,477         17,987,203
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     21,929,754   $     21,288,477
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       26



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            AIM Variable
                                                                                        Insurance Funds, Inc.
                                                                                        Capital Appreciation
                                                                                             Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $       (132,988)  $       (112,248)
   Net realized gain (loss) on investments                                             (471,054)          (779,469)
   Net unrealized appreciation (depreciation) of investments                          1,644,434          1,199,354
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,040,392            307,637
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           696,303            826,373
   Transfers between subaccounts (including fixed account), net                        (715,939)         2,800,752
   Surrenders                                                                        (1,736,297)        (1,068,910)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (1,755,933)         2,558,215
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (715,541)         2,865,852

NET ASSETS (Beginning of year)                                                       10,255,431          7,389,579
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      9,539,890   $     10,255,431
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       27



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          AIM Variable
                                                                                      Insurance Funds, Inc.
                                                                                    Basic Balanced Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $          1,831   $            854
   Net realized gain (loss) on investments                                                  605                331
   Net unrealized appreciation (depreciation) of investments                             (2,089)             6,126
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                        347              7,311
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            17,339              7,244
   Transfers between subaccounts (including fixed account), net                           2,126             65,696
   Surrenders                                                                            (2,831)              (800)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 16,634             72,140
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    16,981             79,451

NET ASSETS (Beginning of year)                                                          113,370             33,919
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        130,351   $        113,370
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       28



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          AIM Variable
                                                                                      Insurance Funds, Inc.
                                                                                     Basic Value Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (2,446)  $          5,095
   Net realized gain (loss) on investments                                               18,864              1,167
   Net unrealized appreciation (depreciation) of investments                            (19,565)             5,151
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     (3,147)            11,413
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           141,012            122,764
   Transfers between subaccounts (including fixed account), net                          19,762              2,433
   Surrenders                                                                           (19,329)            (8,436)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                141,445            116,761
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   138,298            128,174

NET ASSETS (Beginning of year)                                                          153,765             25,591
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        292,063   $        153,765
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       29


                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  MFS Variable Insurance Trust
                                                                                   Investors Trust Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (56,398)  $       (106,996)
   Net realized gain (loss) on investments                                              392,355            (97,049)
   Net unrealized appreciation (depreciation) of investments                            854,474          1,776,585
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,190,431          1,572,540
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           369,488            417,320
   Transfers between subaccounts (including fixed account), net                        (625,999)          (822,291)
   Surrenders                                                                        (2,123,026)        (2,065,485)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (2,379,537)        (2,470,456)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                (1,189,106)          (897,916)

NET ASSETS (Beginning of year)                                                       14,294,740         15,192,656
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     13,105,634   $     14,294,740
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       30


                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    MFS Variable Insurance Trust
                                                                                       High Income Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        480,939   $        507,934
   Net realized gain (loss) on investments                                              (13,664)           162,045
   Net unrealized appreciation (depreciation) of investments                           (435,581)            13,719
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     31,694            683,698
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           712,862            757,683
   Transfers between subaccounts (including fixed account), net                        (485,295)          (389,448)
   Surrenders                                                                        (1,246,295)          (729,938)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (1,018,728)          (361,703)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (987,034)           321,995

NET ASSETS (Beginning of year)                                                        8,491,168          8,169,173
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      7,504,134   $      8,491,168
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       31



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  MFS Variable Insurance Trust
                                                                                   Emerging Growth Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                             ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $       (164,080)  $       (177,133)
   Net realized gain (loss) on investments                                           (2,556,383)        (2,968,399)
   Net unrealized appreciation (depreciation) of investments                          5,038,756          3,982,117
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  2,318,293            836,585
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           490,693            576,412
   Transfers between subaccounts (including fixed account), net                      (1,162,207)        (1,016,451)
   Surrenders                                                                        (2,311,694)        (2,173,219)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (2,983,208)        (2,613,258)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (664,915)        (1,776,673)

NET ASSETS (Beginning of year)                                                       13,385,508         15,162,181
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     12,720,593   $     13,385,508
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       32



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   MFS Variable Insurance Trust
                                                                                      Total Return Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        101,238   $         81,990
   Net realized gain (loss) on investments                                              630,181            458,935
   Net unrealized appreciation (depreciation) of investments                           (499,025)           243,821
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    232,394            784,746
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           425,216            460,009
   Transfers between subaccounts (including fixed account), net                        (186,674)          (808,987)
   Surrenders                                                                        (1,128,072)          (608,467)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (889,530)          (957,445)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (657,136)          (172,699)

NET ASSETS (Beginning of year)                                                        7,956,071          8,128,770
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      7,298,935   $      7,956,071
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       33



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  MFS Variable Insurance Trust
                                                                                     New Discovery Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (67,508)  $        (58,088)
   Net realized gain (loss) on investments                                              691,023            229,940
   Net unrealized appreciation (depreciation) of investments                           (562,582)           321,900
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     60,933            493,752
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           513,442            859,533
   Transfers between subaccounts (including fixed account), net                        (271,999)          (168,148)
   Surrenders                                                                          (503,774)          (400,655)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (262,331)           290,730
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (201,398)           784,482

NET ASSETS (Beginning of year)                                                        4,775,698          3,991,216
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      4,574,300   $      4,775,698
                                                                              ================== ===================








The accompanying notes are an integral part of the financial statements.


                                       34



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    American Century Variable
                                                                                        Portfolios, Inc.
                                                                                   Income & Growth Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         13,742   $         11,397
   Net realized gain (loss) on investments                                              167,915            132,154
   Net unrealized appreciation (depreciation) of investments                           (220,058)           231,645
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    (38,401)           375,196
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           322,330            234,972
   Transfers between subaccounts (including fixed account), net                         (67,811)            (5,729)
   Surrenders                                                                          (379,895)          (229,829)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (125,376)              (586)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (163,777)           374,610

NET ASSETS (Beginning of year)                                                        2,816,882          2,442,272
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      2,653,105   $      2,816,882
                                                                              ================== ===================




The accompanying notes are an integral part of the financial statements.


                                       35



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    American Century Variable
                                                                                        Portfolios, Inc.
                                                                                        Value Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         31,383   $          6,665
   Net realized gain (loss) on investments                                            1,357,216          1,049,682
   Net unrealized appreciation (depreciation) of investments                         (2,061,949)           519,769
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                   (673,350)         1,576,116
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,721,310            827,520
   Transfers between subaccounts (including fixed account), net                        (771,821)          (402,463)
   Surrenders                                                                        (1,617,118)        (1,032,418)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (667,629)          (607,361)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                (1,340,979)           968,755

NET ASSETS (Beginning of year)                                                       10,866,217          9,897,462
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      9,525,238   $     10,866,217
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       36



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    American Century Variable
                                                                                        Portfolios, Inc.
                                                                                    International Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (5,434)  $         (1,444)
   Net realized gain (loss) on investments                                               16,499             20,672
   Net unrealized appreciation (depreciation) of investments                             59,584             43,222
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     70,649             62,450
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            51,284            160,044
   Transfers between subaccounts (including fixed account), net                          25,683             18,923
   Surrenders                                                                           (18,333)            (8,262)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 58,634            170,705
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   129,283            233,155

NET ASSETS (Beginning of year)                                                          431,997            198,842
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        561,280   $        431,997
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       37



                                CARILLON ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Oppenheimer
                                                                                     Variable Account Funds
                                                                                     Main Street Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (15,346)  $         (8,991)
   Net realized gain (loss) on investments                                              513,427            128,938
   Net unrealized appreciation (depreciation) of investments                           (306,782)           555,444
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    191,299            675,391
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           606,643            575,120
   Transfers between subaccounts (including fixed account), net                         (13,432)           124,401
   Surrenders                                                                        (1,263,020)          (496,056)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (669,809)           203,465
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (478,510)           878,856

NET ASSETS (Beginning of year)                                                        5,900,158          5,021,302
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,421,648   $      5,900,158
                                                                              ================== ===================








The accompanying notes are an integral part of the financial statements.


                                       38



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Oppenheimer
                                                                                     Variable Account Funds
                                                                                  Global Securities Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (2,078)  $        289,505
   Net realized gain (loss) on investments                                            1,035,706            166,494
   Net unrealized appreciation (depreciation) of investments                           (620,524)           553,007
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    413,104          1,009,006
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,123,516          1,333,238
   Transfers between subaccounts (including fixed account), net                          71,378          1,057,209
   Surrenders                                                                          (989,598)          (446,211)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                205,296          1,944,236
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   618,400          2,953,242

NET ASSETS (Beginning of year)                                                        8,213,140          5,259,898
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      8,831,540   $      8,213,140
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       39



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Oppenheimer
                                                                                      Variable Account Funds
                                                                                       Capital Appreciation
                                                                                             Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (1,720)  $           (844)
   Net realized gain (loss) on investments                                                  728                238
   Net unrealized appreciation (depreciation) of investments                             11,783              6,481
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     10,791              5,875
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            56,868             55,381
   Transfers between subaccounts (including fixed account), net                            ----                 (2)
   Surrenders                                                                            (1,983)            (1,755)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 54,885             53,624
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    65,676             59,499

NET ASSETS (Beginning of year)                                                           83,144             23,645
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        148,820   $         83,144
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       40



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Franklin Templeton Variable
                                                                                     Insurance Products Trust
                                                                                   Foreign Securities Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         98,984   $         (4,079)
   Net realized gain (loss) on investments                                            1,751,504            233,221
   Net unrealized appreciation (depreciation) of investments                              1,991          2,005,941
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,852,479          2,235,083
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,521,775          1,310,031
   Transfers between subaccounts (including fixed account), net                        (559,582)           111,193
   Surrenders                                                                        (2,214,632)        (1,061,005)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (1,252,439)           360,219
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   600,040          2,595,302

NET ASSETS (Beginning of year)                                                       13,690,928         11,095,626
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     14,290,968   $     13,690,928
                                                                               ================= ===================






The accompanying notes are an integral part of the financial statements.

                                       41



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Franklin Templeton Variable
                                                                                     Insurance Products Trust
                                                                                   Growth Securities Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (1,256)  $          7,329
   Net realized gain (loss) on investments                                               14,265                609
   Net unrealized appreciation (depreciation) of investments                            (11,818)            29,838
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                      1,191             37,776
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            22,137             34,791
   Transfers between subaccounts (including fixed account), net                           1,986             71,676
   Surrenders                                                                            (4,458)              (976)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 19,665            105,491
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    20,856            143,267

NET ASSETS (Beginning of year)                                                          282,409            139,142
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        303,265   $        282,409
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       42



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Neuberger Berman
                                                                                    Advisers Management Trust
                                                                                       Guardian Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (66,965)  $        (35,714)
   Net realized gain (loss) on investments                                              652,439            155,918
   Net unrealized appreciation (depreciation) of investments                           (196,540)           580,799
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    388,934            701,003
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           425,768            500,996
   Transfers between subaccounts (including fixed account), net                        (226,824)            23,824
   Surrenders                                                                        (1,121,504)          (539,663)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (922,560)           (14,843)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (533,626)           686,160

NET ASSETS (Beginning of year)                                                        6,554,727          5,868,567
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      6,021,101   $      6,554,727
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       43



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Alger American Fund
                                                                                    Leveraged AllCap Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (51,225)  $        (27,036)
   Net realized gain (loss) on investments                                              253,614            110,642
   Net unrealized appreciation (depreciation) of investments                            828,578            262,970
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,030,967            346,576
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           770,847            726,403
   Transfers between subaccounts (including fixed account), net                       1,199,385            611,949
   Surrenders                                                                          (422,550)          (191,450)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                              1,547,682          1,146,902
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 2,578,649          1,493,478

NET ASSETS (Beginning of year)                                                        2,758,729          1,265,251
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,337,378   $      2,758,729
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       44



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Alger American Fund
                                                                                    MidCap Growth Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (78,300)  $        595,132
   Net realized gain (loss) on investments                                              847,509             84,095
   Net unrealized appreciation (depreciation) of investments                            738,694           (343,871)
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,507,903            335,356
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,349,179            741,005
   Transfers between subaccounts (including fixed account), net                       1,238,489           (157,810)
   Surrenders                                                                          (860,145)          (435,813)
                                                                             ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                              1,727,523            147,382
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 3,235,426            482,738

NET ASSETS (Beginning of year)                                                        4,658,498          4,175,760
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      7,893,924   $      4,658,498
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       45



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Seligman Portfolios, Inc.
                                                                                         Comm. & Information
                                                                                             Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (24,847)  $        (18,852)
   Net realized gain (loss) on investments                                              214,027             70,846
   Net unrealized appreciation (depreciation) of investments                             47,132            211,555
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    236,312            263,549
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           214,643            158,390
   Transfers between subaccounts (including fixed account), net                         100,374            235,229
   Surrenders                                                                          (362,002)          (107,543)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                (46,985)           286,076
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   189,327            549,625

NET ASSETS (Beginning of year)                                                        1,734,465          1,184,840
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      1,923,792   $      1,734,465
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       46



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Seligman Portfolios, Inc.
                                                                                  Smaller-Cap Value Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $       (171,563)  $       (149,679)
   Net realized gain (loss) on investments                                            2,111,751          1,982,942
   Net unrealized appreciation (depreciation) of investments                         (1,659,914)           261,058
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    280,274          2,094,321
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,469,829          1,243,492
   Transfers between subaccounts (including fixed account), net                         (69,357)          (689,044)
   Surrenders                                                                        (1,912,689)        (1,521,644)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (512,217)          (967,196)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (231,943)         1,127,125

NET ASSETS (Beginning of year)                                                       12,368,949         11,241,824
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     12,137,006   $     12,368,949
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       47



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Universal Institutional
                                                                                           Funds, Inc.
                                                                                      Core Plus Fixed Income
                                                                                             Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         73,019   $         84,367
   Net realized gain (loss) on investments                                              (14,362)            (8,561)
   Net unrealized appreciation (depreciation) of investments                             73,705            (10,441)
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    132,362             65,365
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,344,091            756,725
   Transfers between subaccounts (including fixed account), net                         258,187            273,525
   Surrenders                                                                          (652,754)          (163,290)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                949,524            866,960
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 1,081,886            932,325

NET ASSETS (Beginning of year)                                                        3,095,854          2,163,529
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      4,177,740   $      3,095,854
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       48



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Universal Institutional
                                                                                           Funds, Inc.
                                                                                   U.S. Real Estate Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (20,815)  $        595,006
   Net realized gain (loss) on investments                                            2,209,493            418,671
   Net unrealized appreciation (depreciation) of investments                         (4,133,232)         1,823,005
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                 (1,944,554)         2,836,682
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         2,110,712          1,638,686
   Transfers between subaccounts (including fixed account), net                      (2,584,567)           914,059
   Surrenders                                                                        (1,261,637)          (807,603)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (1,735,492)         1,745,142
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                (3,680,046)         4,581,824

NET ASSETS (Beginning of year)                                                       11,400,859          6,819,035
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      7,720,813   $     11,400,859
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.

                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Calvert Variable Series, Inc.
                                                                                       Ameritas Core Strategies
                                                                                              Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------
OPERATIONS
   Net investment income (loss)                                                $          5,538
   Net realized gain (loss) on investments                                              134,117
   Net unrealized appreciation (depreciation) of investments                           (187,599)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                    (47,944)
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,396,446
   Transfers between subaccounts (including fixed account), net                         426,092
   Surrenders                                                                           (26,289)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                              1,796,249
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 1,748,305

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $      1,748,305
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.


                                       50



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Calvert Variable Series, Inc.
                                                                                             Income
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $         20,181
   Net realized gain (loss) on investments                                                 (412)
   Net unrealized appreciation (depreciation) of investments                            (14,548)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                      5,221
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            43,148
   Transfers between subaccounts (including fixed account), net                         459,470
   Surrenders                                                                          (152,505)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                350,113
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   355,334

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $        355,334
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.



                                       51



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Fidelity Variable Insurance
                                                                                            Products
                                                                                       Contrafund Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $          7,895
   Net realized gain (loss) on investments                                              557,882
   Net unrealized appreciation (depreciation) of investments                           (495,432)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                     70,345
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,573,391
   Transfers between subaccounts (including fixed account), net                       1,105,980
   Surrenders                                                                          (241,726)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                              2,437,645
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 2,507,990

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $      2,507,990
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.



                                       52



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Fidelity Variable Insurance
                                                                                            Products
                                                                                     Equity-Income Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $         15,009
   Net realized gain (loss) on investments                                               95,477
   Net unrealized appreciation (depreciation) of investments                           (153,606)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                    (43,120)
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           994,961
   Transfers between subaccounts (including fixed account), net                         290,608
   Surrenders                                                                           (16,442)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                              1,269,127
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 1,226,007

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $      1,226,007
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.


                                       53



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Fidelity Variable Insurance
                                                                                            Products
                                                                                       High Income Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $         27,139
   Net realized gain (loss) on investments                                                 (193)
   Net unrealized appreciation (depreciation) of investments                            (26,162)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                        784
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           306,282
   Transfers between subaccounts (including fixed account), net                          84,761
   Surrenders                                                                            (4,169)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                386,874
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   387,658

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $        387,658
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.



                                       54



                                CARILLON ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Third Avenue Variable
                                                                                          Series Trust
                                                                                        Value Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $          6,005
   Net realized gain (loss) on investments                                               (3,095)
   Net unrealized appreciation (depreciation) of investments                            (71,395)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                    (68,485)
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           547,208
   Transfers between subaccounts (including fixed account), net                         290,074
   Surrenders                                                                           (82,545)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                754,737
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   686,252

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $        686,252
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.

                                CARILLON ACCOUNT
                        NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of forty-two subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc., DWS Variable Series I and II, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., Universal Institutional Funds, Inc., Calvert Variable Series, Inc., Fidelity Variable Insurance Products, or Third Avenue Variable Series Trust (the Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Ameritas Investment Corp., an affiliated broker-dealer registered under the Securities Exchange Act of 1934, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of DWS Variable Series I and II, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., Universal Institutional Funds, Inc., Calvert Variable Series, Inc., Fidelity Variable Insurance Products, or Third Avenue Variable Series Trust are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. DWS Scudder Distributors, Inc., a wholly owned subsidiary of Deutsche Asset Management Americas, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by DWS Variable Series I and II. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Funds, Inc. MFS Fund Distributors, Inc., a wholly-owned subsidiary of Massachusetts Financial Services Company, is the distributor of the shares issued by the MFS Variable Insurance Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Franklin Templeton Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc. Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal Institutional Funds, Inc. Calvert Distributors, Inc. is the distributor of the shares issued by Calvert Variable Series, Inc. Fidelity Distributors Corporation is the distributor of the shares issued by Fidelity Variable Insurance Products. M.J. Whitman LLC is the distributor of the shares issued by Third Avenue Variable Series Trust.

The assets of the Account are segregated from the other assets of Union Central and the investment performance of the Account is independent of the investment performance of both Union Central's general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds' shares. Investments in the Funds' shares are subsequently stated at the net asset value of the Funds' shares held, and represent the fair values of the funds' securities determined at the end of each business day.

Use of estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

                                                                         Purchases                   Sales
                                                                  -----------------------    -----------------------
SUMMIT MUTUAL FUNDS, INC.
    Zenith Subaccount                                               $        8,083,905         $        8,807,073
    Balanced Index Subaccount                                                  569,208                  1,661,196
    Bond Subaccount                                                          4,189,879                  5,886,084
    S&P 500 Index Subaccount                                                 2,614,661                  9,130,082
    S&P MidCap 400 Index Subaccount                                          4,548,864                  5,996,482
    Russell 2000 Small Cap Index Subaccount                                  3,063,843                  3,266,434
    Nasdaq-100 Index Subaccount                                              1,384,314                  1,250,294
    Lehman Aggregate Bond Index Subaccount                                   1,026,637                    353,796
    EAFE International Index Subaccount                                      3,607,479                    713,117
    Natural Resources Subaccount                                               283,869                     46,300

DWS VARIABLE SERIES II
    Money Market Subaccount                                                 14,160,703                 10,911,487

DWS VARIABLE SERIES I
    Capital Growth Subaccount                                                  415,429                  4,460,477
    International Subaccount                                                 1,786,140                  3,571,489

AIM VARIABLE INSURANCE FUNDS, INC.
    Capital Appreciation Subaccount                                            637,378                  2,526,291
    Basic Balanced Subaccount                                                   22,854                      4,388
    Basic Value Subaccount                                                     177,461                     22,226


                                       57


NOTE 2 - PURCHASES AND SALES OF INVESTMENTS, continued

                                                                        Purchases                    Sales
                                                                  -----------------------    -----------------------
MFS VARIABLE INSURANCE TRUST
    Investors Trust Subaccount                                      $          382,132         $        2,698,909
    High Income Subaccount                                                   1,549,750                  2,087,537
    Emerging Growth Subaccount                                                 615,740                  3,763,025
    Total Return Subaccount                                                  1,645,267                  2,238,442
    New Discovery Subaccount                                                   960,475                    936,258

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Income & Growth Subaccount                                                 499,582                    611,218
    Value Subaccount                                                         3,073,728                  2,810,963
    International Subaccount                                                   106,975                     53,764

OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Main Street Subaccount                                                     849,359                  1,534,517
    Global Securities Subaccount                                             1,941,514                  1,321,102
    Capital Appreciation Subaccount                                             56,647                      3,482

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Foreign Securities Subaccount                                            2,620,777                  3,121,044
    Growth Securities Subaccount                                                39,298                      8,135

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    Guardian Subaccount                                                        544,278                  1,533,822

ALGER AMERICAN FUND
    Leveraged AlICap Subaccount                                              2,106,571                    610,098
    MidCap Growth Subaccount                                                 3,461,356                  1,115,311

SELIGMAN PORTFOLIOS, INC.
    Comm. & Information Subaccount                                             477,381                    549,212
    Smaller-Cap Value Subaccount                                             3,848,010                  3,160,089

UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Core Plus Fixed Income Subaccount                                        1,800,512                    777,969
    U.S. Real Estate Subaccount                                              3,552,329                  4,327,666

CALVERT VARIABLE SERIES, INC.
    Ameritas Core Strategies Subaccount                                      1,996,566                     58,917
    Income Subaccount                                                          525,686                    153,471

FIDELITY VARIABLE INSURANCE PRODUCTS
    Contrafund Subaccount                                                    3,370,066                    337,095
    Equity-Income Subaccount                                                 1,419,522                     37,325
    High Income Subaccount                                                     425,879                     11,867

THIRD AVENUE VARIABLE SERIES TRUST
    Value Subaccount                                                           973,498                    185,538


NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccounts of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., DWS Variable Series I and II, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., Universal Institutional Funds, Inc., Calvert Variable Series, Inc., Fidelity Variable Insurance Products, and Third Avenue Variable Series Trust as of December 31, 2007:

                                                             Summit Mutual Funds, Inc.
                                ------------------------------------------------------------------------------------
                                                     Balanced                          S&P 500         S&P MidCap
                                     Zenith            Index            Bond            Index          400 Index
                                   Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $       92.96    $       51.62    $       46.22    $       97.42    $       70.69
 Number of shares                      534,702          167,088          467,890          512,444          428,683


                                                             Summit Mutual Funds, Inc.
                                ------------------------------------------------------------------------------------
                                   Russell 2000                        Lehman           EAFE
                                    Small Cap        Nasdaq-100       Aggregate     International       Natural
                                      Index            Index         Bond Index         Index          Resources
                                   Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $       67.00    $       28.64    $       50.27    $      104.76    $       60.90
 Number of shares                      194,117          209,956           56,962           77,023            4,152


                                     DWS
                                  Variable
                                  Series II          DWS Variable Series I
                              ---------------- ---------------------------------
                                    Money            Capital
                                    Market           Growth        International
                                  Subaccount       Subaccount       Subaccount
                              ---------------- ---------------- ----------------
 Net asset value per share     $        1.00    $       20.41   $        15.01
 Number of shares                 12,632,141        1,088,781        1,461,010


                                       AIM Variable Insurance Funds, Inc.
                              --------------------------------------------------
                                     Capital           Basic
                                  Appreciation       Balanced        Basic Value
                                   Subaccount       Subaccount       Subaccount
                              ---------------- ---------------- ----------------
 Net asset value per share       $       29.37    $       11.81    $       12.73
 Number of shares                      324,818           11,037           22,943


                                                           MFS Variable Insurance Trust
                              ------------------------------------------------------------------------------------
                                 Investors                          Emerging                            New
                                   Trust          High Income        Growth        Total Return      Discovery
                                 Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                              ---------------- ---------------- ---------------- ---------------- ----------------
Net asset value per share      $       23.52    $        9.52    $       25.01    $       21.68    $       16.63
Number of shares                     557,212          788,250          508,620          336,667          275,063

                                  American Century Variable Portfolios, Inc.
                              --------------------------------------------------
                                  Income &
                                   Growth           Value        International
                                 Subaccount       Subaccount      Subaccount
                              ---------------- ---------------- ----------------
 Net asset value per share     $        8.46    $        7.47    $       11.86
 Number of shares                    313,606        1,275,134           47,326


                                     Oppenheimer Variable Account Funds
                              --------------------------------------------------
                                                    Global          Capital
                                 Main Street      Securities      Appreciation
                                 Subaccount       Subaccount       Subaccount
                              ---------------- ---------------- ----------------
 Net asset value per share     $       25.61    $       36.60    $       47.18
 Number of shares                    211,700          241,298            3,154

                                                                     Neuberger
                                                                       Berman
                                                                      Advisers
                                  Franklin Templeton Variable        Management
                                    Insurance Products Trust           Trust             Alger American Fund
                                --------------------------------- ---------------- ---------------------------------
                                    Foreign          Growth                          Leveraged          MidCap
                                  Securities       Securities        Guardian          AllCap           Growth
                                  Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $       20.25    $       15.44    $       21.11    $       55.39    $       23.62
 Number of shares                      705,727           19,642          285,224           96,360          334,205


                                                                      Universal Institutional
                                     Seligman Portfolios, Inc.                Funds, Inc.
                                --------------------------------- ---------------------------------
                                    Comm. &         Smaller-Cap       Core Plus       U.S. Real
                                  Information          Value        Fixed Income        Estate
                                   Subaccount       Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $       19.27    $       17.03    $       11.58    $       22.05
 Number of shares                       99,834          712,683          360,772          350,150


                                 Calvert Variable Series, Inc.          Fidelity Variable Insurance Products
                                --------------------------------- --------------------------------------------------
                                    Ameritas
                                      Core                                             Equity-
                                   Strategies         Income         Contrafund         Income        High Income
                                   Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $       20.55    $       16.03    $       27.46    $       23.57    $        5.88
 Number of shares                       85,076           22,167           91,333           52,016           65,928


                                 Third Avenue
                                   Variable
                                 Series Trust
                                ----------------
                                     Value
                                  Subaccount
                                ----------------
 Net asset value per share       $       25.92
 Number of shares                       26,476

NOTE 4 - RELATED PARTIES

    Affiliates of Union Central provided management, administrative and investment advisory services for the Summit and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2007 and 2006, as follows:

                                                      Investment Advisory         Management/
                                                              Fee              Administrative Fee
                                                     ----------------------  -----------------------
     Summit:
       Zenith                                                0.0064                  0.0010
       Bond                                                  0.0047                  0.0010
       S&P 500 Index                                         0.0025                  0.0010
       S&P MidCap 400 Index                                  0.0030                  0.0010
       Balanced Index                                        0.0030                  0.0010
       Nasdaq-100 Index                                      0.0035                  0.0010
       Russell 2000 Small Cap Index                          0.0035                  0.0010
       EAFE International Index                              0.0056                  0.0010
       Lehman Aggregate Bond Index                           0.0030                  0.0010
       Natural Resources                                     0.0055                  0.0010
     Calvert:
       Ameritas Core Strategies                              0.0075                  0.0005
       Income                                                0.0040                  0.0030

NOTE 5- CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31:

                                                         Summit Mutual Funds, Inc.
                        --------------------------------------------------------------------------------------------

                                    Zenith                    Balanced Index                      Bond
                                  Subaccount                    Subaccount                     Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------

 Units Issued                 60,847         91,059          29,586         36,049        144,888         83,693
 Units Redeemed              121,648         82,105         131,645        139,558        178,773        188,592
   Net Increase
     (Decrease)              (60,801)         8,954        (102,059)      (103,509)       (33,885)      (104,899)



                                       61


NOTE 5 - CHANGES IN UNITS OUTSTANDING, continued

                                                         Summit Mutual Funds, Inc.
                        --------------------------------------------------------------------------------------------
                                   S&P 500                      S&P MidCap                    Russell 2000
                                    Index                        400 Index                  Small Cap Index
                                  Subaccount                    Subaccount                     Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                117,150        124,742         165,743        204,813        132,382        176,843
 Units Redeemed              411,817        533,902         296,362        210,402        213,202        167,830
   Net Increase
     (Decrease)             (294,667)      (409,160)       (130,619)        (5,589)       (80,820)         9,013


                                                         Summit Mutual Funds, Inc.
                        --------------------------------------------------------------------------------------------
                                Nasdaq-100 Index            Lehman Aggregate Bond        EAFE International Index
                                   Subaccount                  Index Subaccount                 Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                264,765        227,668          88,257         82,468        168,409        140,752
 Units Redeemed              256,384        334,628          31,153         26,607         30,852         35,362
   Net Increase
     (Decrease)                8,381       (106,960)         57,104         55,861        137,557        105,390


                           Summit Mutual Funds, Inc.       DWS Variable Series II         DWS Variable Series I
                        ------------------------------ ------------------------------ -----------------------------
                              Natural Resources                  Money Market                  Capital Growth
                                  Subaccount                      Subaccount                     Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                 25,947                        807,898        476,789         12,285         19,873
 Units Redeemed                3,638                        625,077        472,478        145,353        182,511
   Net Increase
     (Decrease)               22,309                        182,821          4,311       (133,068)      (162,638)


                            DWS Variable Series I                     AIM Variable Insurance Funds, Inc.
                        ------------------------------- ------------------------------------------------------------
                                International              Capital Appreciation               Basic Balanced
                                  Subaccount                    Subaccount                       Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                 55,659        102,667          59,690        410,860          1,555          6,533
 Units Redeemed              130,571        132,883         218,246        162,576            198            206
   Net Increase
     (Decrease)              (74,912)       (30,216)       (158,556)       248,284          1,357          6,327


                           AIM Variable Insurance
                                 Funds, Inc.                             MFS Variable Insurance Trust
                        ------------------------------ -------------------------------------------------------------
                                 Basic Value                  Investors Trust                High Income
                                  Subaccount                     Subaccount                   Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                 12,173         10,699           9,824         10,357         70,146        108,756
 Units Redeemed                1,420          1,001         136,471        154,971        127,215        128,150
   Net Increase
     (Decrease)               10,753          9,698        (126,647)      (144,614)       (57,069)       (19,394)



                                       62


NOTE 5 - CHANGES IN UNITS OUTSTANDING, continued

                                                       MFS Variable Insurance Trust
                        --------------------------------------------------------------------------------------------
                               Emerging Growth                  Total Return                    New Discovery
                                  Subaccount                     Subaccount                      Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                 54,486         22,127          85,929         55,665         56,611        109,874
 Units Redeemed              221,517        193,511         143,622        125,391         87,367         85,001
   Net Increase
     (Decrease)             (167,031)      (171,384)        (57,693)       (69,726)       (30,756)        24,873


                                                American Century Variable Portfolios, Inc.
                        --------------------------------------------------------------------------------------------
                               Income & Growth                      Value                     International
                                  Subaccount                     Subaccount                     Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                 39,236         37,028         113,349         75,623          6,168         17,788
 Units Redeemed               50,868         39,019         136,855        106,052          2,812          5,632
   Net Increase
     (Decrease)              (11,632)        (1,991)        (23,506)       (30,429)         3,356         12,156


                                                    Oppenheimer Variable Account Funds
                        --------------------------------------------------------------------------------------------
                                 Main Street                Global Securities            Capital Appreciation
                                  Subaccount                    Subaccount                     Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                 75,750         93,104         100,606        184,405          4,324          5,031
 Units Redeemed              138,615         76,755          85,604         35,514            160            150
   Net Increase
     (Decrease)              (62,865)        16,349          15,002        148,891          4,164          4,881


                                                                                            Neuberger Berman
                                             Franklin Templeton                           Advisers Management
                                     Variable Insurance Products Trust                            Trust
                        ------------------------------------------------------------- ------------------------------
                             Foreign Securities               Growth Securities
                                  Subaccount                      Subaccount                Guardian Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                105,432        102,470           1,607          8,213         44,304         65,795
 Units Redeemed              164,020         74,537             263             72        116,653         67,082
   Net Increase
     (Decrease)              (58,588)        27,933           1,344          8,141        (72,349)        (1,287)

                                            Alger American Fund                        Seligman Portfolios, Inc.
                        ------------------------------------------------------------- ------------------------------
                              Leveraged AllCap                  MidCap Growth             Comm. & Information
                                 Subaccount                       Subaccount                   Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                153,607        141,024         179,775         88,789         38,260         45,040
 Units Redeemed               43,879         32,602          71,642         80,338         42,365         19,339
   Net Increase
     (Decrease)              109,728        108,422         108,133          8,451         (4,105)        25,701




                                       63

NOTE 5 - CHANGES IN UNITS OUTSTANDING, continued

                           Seligman Portfolios, Inc.                Universal Institutional Funds, Inc.
                        ------------------------------ -------------------------------------------------------------
                            Smaller-Cap Value             Core Plus Fixed Income             U.S. Real Estate
                                Subaccount                      Subaccount                      Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007           2006            2007           2006           2007           2006
                        ---------------- ------------- --------------- -------------- --------------- --------------
 Units Issued                124,619         86,806         155,644        128,677        103,588        131,341
 Units Redeemed              150,057        130,166          68,062         46,824        176,703         49,009
   Net Increase
     (Decrease)              (25,438)       (43,360)         87,582         81,853        (73,115)        82,332

                                                                                       Fidelity Variable Insurance
                                       Calvert Variable Series, inc.                            Products
                        ------------------------------------------------------------- ------------------------------
                           Ameritas Core Strategies               Income                       Contrafund
                                  Subaccount                    Subaccount                     Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007                           2007                          2007
                        ----------------               ---------------                ---------------
 Units Issued                179,194                         49,739                       257,205
 Units Redeemed                5,367                         14,934                        30,722
   Net Increase
     (Decrease)              173,827                         34,805                       226,483


                                                                                      Third Avenue Variable
                                    Fidelity Variable Insurance Products                    Series Trust
                        --------------------------------------------------------------------------------------------
                                Equity-Income                   High Income
                                  Subaccount                     Subaccount                  Value Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007                           2007                          2007
                        ----------------               ---------------                ---------------
 Units Issued                132,724                         40,756                        97,731
 Units Redeemed                3,480                          1,168                        19,769
   Net Increase
     (Decrease)              129,244                         39,588                        77,962


NOTE 6 - FINANCIAL HIGHLIGHTS

Below is a summary of variable annuity contracts of unit values, units outstanding, and net assets as of December 31. Investment income ratios, expense ratios and total returns are presented for the periods ended December 31. Certain of these items are defined below.

Expense Ratio - Consists of both a mortality and expense risk charge and an administration fee. A mortality and expense risk charge for Union Central at an annual rate of 1.0% for Variable Annuity Class 1; 1.2% for Variable Annuity Class 2; and 1.5% for Variable Annuity Class 3 of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central's Board of Directors but cannot exceed a 2.0% annual rate. The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives. The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses. An administrative fee for Union Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. For this separate account, charges made through the redemption of units range from $30 to $50 per policy annually, depending on the product selected.

Investment Income Ratio - These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.

Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
SUMMIT MUTUAL FUNDS, INC.
  ZENITH SUBACCOUNT
  Accumulation unit value-minimum                              $13.86          $13.91         $11.50       $10.94(3)          $12.69
  Accumulation unit value-maximum                              $81.73          $81.62         $67.11          $63.55          $56.06
  Number of accumulation units outstanding                    747,935         808,736        799,782         818,205         829,703
  Total net assets                                         49,705,909      54,826,316     47,474,999      47,830,496      43,650,767
  Investment income ratio                                       1.47%           1.41%          1.56%           1.48%           0.13%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         -0.35%          21.02%          5.08%        9.40%(2)          33.62%
  Total return-maximum                                          0.14%          21.62%          5.61%          13.35%          33.88%

  BALANCED INDEX SUBACCOUNT
  Accumulation unit value-minimum                              $12.27          $11.62         $10.60         $10.41            $9.24
  Accumulation unit value-maximum                              $12.28          $11.67         $10.69       $10.56(3)           $9.80
  Number of accumulation units outstanding                    704,884         806,943        910,451       1,056,184       1,120,144
  Total net assets                                          8,625,071       9,342,322      9,611,854      10,963,240      10,945,449
  Investment income ratio                                       2.76%           2.36%          2.59%           1.62%           2.39%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          5.17%           9.12%          1.26%        5.59%(2)          16.01%
  Total return-maximum                                          5.69%           9.66%          1.77%           6.26%          16.26%

  BOND SUBACCOUNT
  Accumulation unit value-minimum                              $10.58          $10.40         $10.06       $10.02(3)          $12.19
  Accumulation unit value-maximum                              $39.07          $38.24         $36.78          $36.45          $35.39
  Number of accumulation units outstanding                    707,087         740,972        845,871       1,001,328       1,093,372
  Total net assets                                         21,625,875      23,717,513     26,871,868      32,468,984      33,939,999
  Investment income ratio                                       5.25%           4.92%          4.55%           4.46%           7.07%


                                       66


NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
SUMMIT MUTUAL FUNDS, INC., continued
  BOND SUBACCOUNT, continued
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          1.68%           3.45%          0.38%        0.19%(2)           6.67%
  Total return-maximum                                          2.18%           3.97%          0.89%           3.00%           6.88%

  S&P 500 INDEX SUBACCOUNT
  Accumulation unit value-minimum                              $13.15          $12.73         $11.23       $10.93(3)           $7.53
  Accumulation unit value-maximum                              $22.42          $21.59         $18.94          $18.35          $16.84
  Number of accumulation units outstanding                  2,440,681       2,735,347      3,144,507       3,440,119       3,578,716
  Total net assets                                         49,922,211      54,579,638     55,753,924      60,437,656      58,375,716
  Investment income ratio                                       1.55%           1.48%          1.52%           0.40%           0.90%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          3.32%          13.39%          2.73%           9.00%          26.14%
  Total return-maximum                                          3.84%          13.95%          3.24%        9.29%(2)          26.40%

  S&P MIDCAP 400 INDEX SUBACCOUNT
  Accumulation unit value-minimum                              $14.16          $13.42         $12.44       $11.31(3)          $11.53
  Accumulation unit value-maximum                              $19.95          $18.81         $17.36          $15.70          $13.73
  Number of accumulation units outstanding                  1,599,262       1,729,881      1,735,471       1,602,140       1,445,334
  Total net assets                                         30,303,620      31,145,487     29,140,150      24,746,592      19,644,139
  Investment income ratio                                       0.96%           0.86%          0.51%           0.24%           0.48%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          5.53%           7.84%         10.02%       13.10%(2)          32.82%
  Total return-maximum                                          6.05%           8.37%         10.56%          14.33%          33.07%



                                       67



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
SUMMIT MUTUAL FUNDS, INC., continued
  RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
  Accumulation unit value-minimum                              $12.96          $13.49         $11.67       $11.41(3)          $10.50
  Accumulation unit value-maximum                              $14.43          $14.94         $12.86          $12.52          $10.77
  Number of accumulation units outstanding                    915,883         996,703        987,690         923,221         795,429
  Total net assets                                         13,005,775      14,694,116     12,580,696      11,525,903       8,549,472
  Investment income ratio                                       0.66%           0.59%          0.47%           0.19%           0.52%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         -3.89%          15.59%          2.22%       14.12%(2)          44.13%
  Total return-maximum                                         -3.41%          16.16%          2.73%          16.25%          44.41%

  NASDAQ-100 INDEX SUBACCOUNT
  Accumulation unit value-minimum                               $4.93           $4.22          $4.00           $4.00           $3.67
  Accumulation unit value-maximum                              $13.72          $11.78         $11.23       $11.29(3)           $3.68
  Number of accumulation units outstanding                  1,181,832       1,173,451      1,280,411       1,518,397       1,492,650
  Total net assets                                          6,013,148       5,017,379      5,172,194       6,082,196       5,490,430
  Investment income ratio                                       1.21%           0.13%          0.58%            ----            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         16.45%           4.84%         -0.45%           8.73%          46.52%
  Total return-maximum                                         17.03%           5.35%          0.05%       12.85%(2)          46.80%

  LEHMAN AGGREGATE BOND INDEX SUBACCOUNT
  Accumulation unit value-minimum                              $10.72          $10.16          $9.97        $9.99(3)       $10.00(1)
  Accumulation unit value-maximum                              $11.16          $10.52         $10.27          $10.24       $10.01(1)
  Number of accumulation units outstanding                    259,725         202,620        146,759         112,418          44,353
  Total net assets                                          2,863,475       2,111,675      1,498,649       1,149,370         443,897
  Investment income ratio                                       4.34%           3.97%          3.72%           2.59%           1.08%


                                       68



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
SUMMIT MUTUAL FUNDS, INC., continued
  LEHMAN AGGREGATE BOND INDEX SUBACCOUNT, continued
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          5.57%           1.86%         -0.17%       -0.09%(2)       -0.02%(2)
  Total return-maximum                                          6.10%           2.37%          0.32%           2.28%        0.11%(2)

  EAFE INTERNATIONAL INDEX SUBACCOUNT
  Accumulation unit value-minimum                              $16.65          $15.39         $12.47       $11.27(3)       $13.21(1)
  Accumulation unit value-maximum                              $23.10          $21.25         $17.13          $15.41       $13.22(1)
  Number of accumulation units outstanding                    380,276         242,719        137,329          86,056          19,444
  Total net assets                                          8,068,938       4,831,799      2,254,287       1,321,794         257,005
  Investment income ratio                                       1.19%           1.36%          0.75%           0.63%            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          8.19%          23.41%         10.64%       12.71%(2)       32.06%(2)
  Total return-maximum                                          8.73%          24.02%         11.17%          16.53%       32.23%(2)

  NATURAL RESOURCES SUBACCOUNT
  Accumulation unit value-minimum                           $11.30(4)
  Accumulation unit value-maximum                           $11.34(4)
  Number of accumulation units outstanding                     22,309
  Total net assets                                            252,841
  Investment income ratio                                        ----
  Expense ratio-minimum                                         1.25%
  Expense ratio-maximum                                         1.75%
  Total return-minimum                                      12.98%(2)
  Total return-maximum                                      13.35%(2)


                                       69



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
DWS VARIABLE SERIES II
  MONEY MARKET SUBACCOUNT
  Accumulation unit value-minimum                              $10.71          $10.38         $10.09       $10.00(3)          $10.43
  Accumulation unit value-maximum                              $20.86          $20.11         $19.46          $19.18          $19.25
  Number of accumulation units outstanding                    765,109         582,288        577,977         520,075         726,853
  Total net assets                                         12,656,032       9,403,641      9,318,034       9,290,164      13,212,305
  Investment income ratio                                       4.69%           4.14%          2.84%           0.83%           0.85%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          3.18%           2.85%          0.95%          -0.35%          -0.59%
  Total return-maximum                                          3.69%           3.35%          1.45%       -0.05%(2)          -0.43%

DWS VARIABLE SERIES I
  CAPITAL GROWTH SUBACCOUNT
  Accumulation unit value-minimum                              $13.70          $12.39         $11.61       $10.84(3)           $6.00
  Accumulation unit value-maximum                              $31.47          $28.31         $26.40          $24.54          $23.01
  Number of accumulation units outstanding                    725,181         858,249      1,020,887       1,218,347       1,373,533
  Total net assets                                         22,222,030      23,704,395     26,435,122      29,513,643      31,211,464
  Investment income ratio                                       0.62%           0.58%          0.98%           0.54%           0.43%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         10.64%           6.67%          7.08%           6.64%          25.08%
  Total return-maximum                                         11.19%           7.20%          7.61%        8.43%(2)          25.31%

  INTERNATIONAL SUBACCOUNT
  Accumulation unit value-minimum                              $11.11           $9.83          $7.92           $6.92           $6.02
  Accumulation unit value-maximum                              $30.76          $27.18         $21.85          $19.05          $16.55
  Number of accumulation units outstanding                    748,253         823,165        853,382         978,024       1,072,644
  Total net assets                                         21,929,754      21,288,477     17,987,203      18,051,953      17,250,428



                                       70



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
DWS VARIABLE SERIES I, continued
  INTERNATIONAL SUBACCOUNT, continued
  Investment income ratio                                       2.47%           1.89%          1.57%           1.25%           0.73%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.45%           1.45%          1.45%           1.45%           1.45%
  Total return-minimum                                         12.94%          24.12%         14.51%          14.86%          25.93%
  Total return-maximum                                         13.16%          24.37%         14.74%          15.09%          26.18%

AIM VARIABLE INSURANCE FUNDS, INC.
  CAPITAL APPRECIATION SUBACCOUNT
  Accumulation unit value-minimum                              $11.69          $10.56         $10.06           $9.36           $5.88
  Accumulation unit value-maximum                              $13.59          $12.34         $11.81       $11.04(3)           $8.89
  Number of accumulation units outstanding                    833,017         991,572        743,289         830,263         900,342
  Total net assets                                          9,539,890      10,255,431      7,389,579       7,642,274       7,878,134
  Investment income ratio                                        ----           0.07%          0.06%            ----            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         10.08%           4.48%          6.97%           5.31%          27.66%
  Total return-maximum                                         10.62%           5.00%          7.49%       10.45%(2)          27.92%

  BASIC BALANCED SUBACCOUNT
  Accumulation unit value-minimum                              $12.15          $12.09         $11.13       $10.76(3)
  Accumulation unit value-maximum                              $12.15          $12.09         $11.13       $10.76(3)
  Number of accumulation units outstanding                     10,732           9,374          3,048             117
  Total net assets                                            130,351         113,370         33,919           1,259
  Investment income ratio                                       3.29%           2.93%          2.64%           1.40%
  Expense ratio-minimum                                         1.75%           1.75%          1.75%           1.75%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%
  Total return-minimum                                          0.44%           8.66%          3.47%        7.57%(2)
  Total return-maximum                                          0.44%           8.66%          3.47%        7.57%(2)


                                       71



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
AIM VARIABLE INSURANCE FUNDS, INC., continued
  BASIC VALUE SUBACCOUNT
  Accumulation unit value-minimum                              $12.89          $12.92         $11.61       $11.17(3)
  Accumulation unit value-maximum                              $12.89          $12.92         $11.61       $11.17(3)
  Number of accumulation units outstanding                     22,655          11,902          2,204             449
  Total net assets                                            292,063         153,765         25,591           5,012
  Investment income ratio                                       0.78%           6.99%          0.10%            ----
  Expense ratio-minimum                                         1.75%           1.75%          1.75%           1.75%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%
  Total return-minimum                                         -0.21%          11.27%          3.92%       11.72%(2)
  Total return-maximum                                         -0.21%          11.27%          3.92%       11.72%(2)

MFS VARIABLE INSURANCE TRUST
  INVESTORS TRUST SUBACCOUNT
  Accumulation unit value-minimum                              $10.77           $9.91          $8.90           $8.41           $7.66
  Accumulation unit value-maximum                              $20.19          $18.53         $16.60          $15.67          $14.24
  Number of accumulation units outstanding                    657,067         783,714        928,327       1,083,038       1,300,636
  Total net assets                                         13,105,634      14,294,740     15,192,656      16,770,653      18,299,937
  Investment income ratio                                       0.86%           0.49%          0.55%           0.61%           0.64%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.45%           1.45%          1.45%           1.45%           1.45%
  Total return-minimum                                          8.72%          11.38%          5.77%           9.77%          20.40%
  Total return-maximum                                          8.94%          11.61%          5.99%           9.98%          20.65%

  HIGH INCOME SUBACCOUNT
  Accumulation unit value-minimum                              $11.19          $11.19         $10.31       $10.27(3)          $10.93
  Accumulation unit value-maximum                              $16.46          $16.38         $15.02          $14.88          $13.80
  Number of accumulation units outstanding                    487,964         545,033        564,427         562,704         518,223
  Total net assets                                          7,504,134       8,491,168      8,169,173       8,186,614       7,055,596


                                       72



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
MFS VARIABLE INSURANCE TRUST, continued
  HIGH INCOME SUBACCOUNT, continued
  Investment income ratio                                       7.38%           7.32%          6.48%           4.45%           4.02%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          0.01%           8.48%          0.39%        2.72%(2)          16.27%
  Total return-maximum                                          0.51%           9.04%          0.92%           7.81%          16.52%

  EMERGING GROWTH SUBACCOUNT
  Accumulation unit value-minimum                               $6.83           $5.72          $5.38           $5.00           $4.49
  Accumulation unit value-maximum                              $19.31          $16.14         $15.14          $14.04          $12.59
  Number of accumulation units outstanding                    702,165         869,196      1,040,580       1,217,067       1,375,804
  Total net assets                                         12,720,593      13,385,508     15,162,181       1,669,615      16,913,463
  Investment income ratio                                        ----            ----           ----            ----            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.45%           1.45%          1.45%           1.45%           1.45%
  Total return-minimum                                         19.43%           6.36%          7.63%          11.33%          28.38%
  Total return-maximum                                         19.67%           6.57%          7.83%          11.57%          28.62%

  TOTAL RETURN SUBACCOUNT
  Accumulation unit value-minimum                              $12.11          $11.83         $10.76       $10.64(3)          $11.89
  Accumulation unit value-maximum                              $15.14          $14.71         $13.31          $13.11          $11.92
  Number of accumulation units outstanding                    489,844         547,537        617,263         515,122         435,648
  Total net assets                                          7,298,935       7,956,071      8,128,770       6,745,944       5,191,959
  Investment income ratio                                       2.68%           2.26%          1.99%           1.54%           1.70%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          2.41%           9.98%          1.04%        6.45%(2)          14.67%
  Total return-maximum                                          2.92%          10.53%          1.56%           9.94%          14.89%


                                       73



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
MFS VARIABLE INSURANCE TRUST, continued
  NEW DISCOVERY SUBACCOUNT
  Accumulation unit value-minimum                               $9.90           $9.77          $8.74           $8.41           $7.47
  Accumulation unit value-maximum                              $13.37          $13.27         $11.93       $11.53(3)           $7.99
  Number of accumulation units outstanding                    447,393         478,149        453,275         450,102         383,470
  Total net assets                                          4,574,300       4,775,698      3,991,216       3,757,564       3,041,624
  Investment income ratio                                        ----            ----           ----            ----            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          0.74%          11.28%          3.43%           5.20%          31.81%
  Total return-maximum                                          1.24%          11.82%          3.95%       15.31%(2)          32.07%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  INCOME AND GROWTH SUBACCOUNT
  Accumulation unit value-minimum                              $10.95          $11.09          $9.59           $9.28           $8.31
  Accumulation unit value-maximum                              $12.75          $12.98         $11.28       $10.97(3)           $8.42
  Number of accumulation units outstanding                    238,149         249,781        251,772         218,026         147,961
  Total net assets                                          2,653,105       2,816,882      2,442,272       2,039,552       1,233,605
  Investment income ratio                                       1.95%           1.69%          1.90%           1.11%           0.98%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         -1.80%          15.08%          2.83%        9.67%(2)          27.51%
  Total return-maximum                                         -1.31%          15.65%          3.35%          11.60%          27.76%

  VALUE SUBACCOUNT
  Accumulation unit value-minimum                              $12.42          $13.32         $11.42       $11.06(3)          $14.73
  Accumulation unit value-maximum                              $18.95          $20.23         $17.26          $16.64          $14.87
  Number of accumulation units outstanding                    529,396         552,903        583,332         528,228         481,080
  Total net assets                                          9,525,238      10,866,217      9,897,462       8,766,509       7,094,506


                                       74



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., continued
  VALUE SUBACCOUNT, continued
  Investment income ratio                                       1.70%           1.27%          0.84%           0.95%           0.95%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         -6.78%          16.63%          3.22%       10.64%(2)          27.11%
  Total return-maximum                                         -6.32%          17.20%          3.75%          12.92%          27.37%

  INTERNATIONAL SUBACCOUNT
  Accumulation unit value-minimum                              $17.91          $15.44         $12.56       $11.29(3)
  Accumulation unit value-maximum                              $17.91          $15.44         $12.56       $11.29(3)
  Number of accumulation units outstanding                     31,342          27,986         15,831             448
  Total net assets                                            561,280         431,997        198,842           5,050
  Investment income ratio                                       0.65%           1.07%          0.35%            ----
  Expense ratio-minimum                                         1.75%           1.75%          1.75%           1.75%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%
  Total return-minimum                                         16.02%          22.89%         11.30%       12.85%(2)
  Total return-maximum                                         16.02%          22.89%         11.30%       12.85%(2)

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  MAIN STREET SUBACCOUNT
  Accumulation unit value-minimum                              $10.70          $10.38          $9.14           $8.73           $8.00
  Accumulation unit value-maximum                              $13.16          $12.83         $11.35       $10.89(3)           $8.07
  Number of accumulation units outstanding                    501,447         564,312        547,964         544,114         550,820
  Total net assets                                          5,421,648       5,900,158      5,021,302       4,744,605       4,442,267
  Investment income ratio                                       1.07%           1.07%          1.29%           0.83%           0.84%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          2.62%          13.05%          4.15%           8.11%          24.91%
  Total return-maximum                                          3.13%          13.61%          4.67%        8.95%(2)          25.16%


                                       75



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
OPPENHEIMER VARIABLE ACCOUNT FUNDS, continued
  GLOBAL SECURITIES SUBACCOUNT
  Accumulation unit value-minimum                              $14.73          $14.03         $12.07          $10.69           $8.84
  Accumulation unit value-maximum                              $15.65          $14.98         $12.95       $11.53(3)           $9.08
  Number of accumulation units outstanding                    599,117         584,115        435,224         318,285         239,146
  Total net assets                                          8,831,540       8,213,140      5,259,898       3,395,303       2,165,761
  Investment income ratio                                       1.35%           5.56%          0.86%           1.07%           0.57%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          4.48%          15.68%         12.33%       15.27%(2)          40.98%
  Total return-maximum                                          5.00%          16.24%         12.90%          17.69%          41.27%

  CAPITAL APPRECIATION SUBACCOUNT
  Accumulation unit value-minimum                              $13.34          $11.89         $11.21       $10.85(3)
  Accumulation unit value-maximum                              $13.34          $11.89         $11.21       $10.85(3)
  Number of accumulation units outstanding                     11,155           6,991          2,109            ----
  Total net assets                                            148,820          83,144         23,645            ----
  Investment income ratio                                       0.17%           0.17%           ----            ----
  Expense ratio-minimum                                         1.75%           1.75%          1.75%           1.75%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%
  Total return-minimum                                         12.18%           6.10%          3.29%        8.53%(2)
  Total return-maximum                                         12.18%           6.10%          3.29%        8.53%(2)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  FOREIGN SECURITIES SUBACCOUNT
  Accumulation unit value-minimum                              $16.50          $14.54         $12.18       $11.25(3)           $8.36
  Accumulation unit value-maximum                              $20.89          $18.32         $15.28          $14.04          $11.99
  Number of accumulation units outstanding                    725,212         783,800        755,867         715,857         628,153
  Total net assets                                         14,290,968      13,690,928     11,095,626       9,789,237       7,398,552


                                       76



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, continued
  FOREIGN SECURITIES SUBACCOUNT, continued
  Investment income ratio                                       2.05%           1.21%          1.15%           1.03%           1.50%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         13.46%          19.37%          8.27%       12.50%(2)          30.33%
  Total return-maximum                                         14.02%          19.95%          8.82%          17.06%          30.59%

  GROWTH SECURITIES SUBACCOUNT
  Accumulation unit value-minimum                              $14.31          $14.23         $11.88       $11.11(3)
  Accumulation unit value-maximum                              $14.31          $14.23         $11.88       $11.11(3)
  Number of accumulation units outstanding                     21,194          19,851         11,710             527
  Total net assets                                            303,265         282,409        139,142           5,852
  Investment income ratio                                       1.36%           5.17%          1.32%            ----
  Expense ratio-minimum                                         1.75%           1.75%          1.75%           1.75%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%
  Total return-minimum                                          0.58%          19.72%          6.98%       11.07%(2)
  Total return-maximum                                          0.58%          19.72%          6.98%       11.07%(2)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  GUARDIAN SUBACCOUNT
  Accumulation unit value-minimum                              $12.77          $12.06         $10.79          $10.10           $8.83
  Accumulation unit value-maximum                              $12.84          $12.10         $10.81          $10.10           $8.85
  Number of accumulation units outstanding                    469,379         541,728        543,016         528,046         406,478
  Total net assets                                          6,021,101       6,554,727      5,868,567       5,331,290       3,588,659
  Investment income ratio                                       0.28%           0.68%          0.15%           0.13%           0.90%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.45%           1.45%          1.45%           1.45%           1.45%
  Total return-minimum                                          5.84%          11.76%          6.84%          14.16%          29.87%
  Total return-maximum                                          6.05%          11.98%          7.07%          14.38%          30.15%


                                       77



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
ALGER AMERICAN FUND
  LEVERAGED ALLCAP SUBACCOUNT
  Accumulation unit value-minimum                              $15.07          $11.43          $9.70           $8.58           $7.99
  Accumulation unit value-maximum                              $19.57          $14.92         $12.72       $11.31(3)           $8.03
  Number of accumulation units outstanding                    347,054         237,326        128,904          98,279          83,920
  Total net assets                                          5,337,378       2,758,729      1,265,251         842,680         673,554
  Investment income ratio                                        ----            ----           ----            ----            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         31.23%          17.23%         12.48%           6.85%          32.80%
  Total return-maximum                                         31.88%          17.81%         13.03%       13.12%(2)          33.07%

  MIDCAP GROWTH SUBACCOUNT
  Accumulation unit value-minimum                              $16.83          $12.96         $11.91          $10.98           $9.78
  Accumulation unit value-maximum                              $17.51          $13.55         $12.51       $11.59(3)           $9.83
  Number of accumulation units outstanding                    466,155         358,022        349,570         311,591         204,927
  Total net assets                                          7,893,924       4,658,498      4,175,760       3,420,117       2,014,753
  Investment income ratio                                        ----          14.78%           ----            ----            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         29.28%           8.26%          7.94%          11.64%          45.68%
  Total return-maximum                                         29.93%           8.79%          8.47%       15.92%(2)          45.98%

SELIGMAN PORTFOLIOS, INC.
  COMM. & INFORMATION SUBACCOUNT
  Accumulation unit value-minimum                              $12.97          $11.41          $9.47           $8.91           $8.10
  Accumulation unit value-maximum                              $16.77          $14.82         $12.36       $11.70(3)           $8.14
  Number of accumulation units outstanding                    146,222         150,327        124,626         132,552         115,312
  Total net assets                                          1,923,792       1,734,465      1,184,840       1,181,875         938,054


                                       78



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
SELIGMAN PORTFOLIOS, INC., continued
  COMM. & INFORMATION SUBACCOUNT, continued
  Investment income ratio                                        ----            ----           ----            ----            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                         13.12%          19.93%          5.68%           9.49%          42.00%
  Total return-maximum                                         13.68%          20.51%          6.19%       16.97%(2)          42.28%

  SMALLER-CAP VALUE SUBACCOUNT
  Accumulation unit value-minimum                              $13.24          $12.96         $10.90       $11.57(3)          $14.80
  Accumulation unit value-maximum                              $20.41          $19.88         $16.64          $17.57          $14.87
  Number of accumulation units outstanding                    621,236         646,674        690,033         619,044         456,142
  Total net assets                                         12,137,006      12,368,949     11,241,824      10,796,426       6,781,718
  Investment income ratio                                        ----            ----         10.44%           0.19%           0.79%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          2.16%          18.92%         -5.78%       15.66%(2)          47.44%
  Total return-maximum                                          2.67%          19.50%         -5.31%          18.14%          47.73%

UNIVERSAL INSTITUTIONAL FUNDS, INC.
  CORE PLUS FIXED INCOME SUBACCOUNT
  Accumulation unit value-minimum                              $10.87          $10.48         $10.28       $10.04(3)       $10.14(1)
  Accumulation unit value-maximum                              $11.51          $11.05         $10.78          $10.47       $10.16(1)
  Number of accumulation units outstanding                    372,498         284,916        203,063          70,270          21,745
  Total net assets                                          4,177,740       3,095,854      2,163,529         731,050         220,877
  Investment income ratio                                       3.32%           4.56%          4.72%           2.93%           0.03%
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                          3.63%           1.95%          2.41%        0.42%(2)        1.44%(2)
  Total return-maximum                                          4.14%           2.47%          2.95%           3.11%        1.58%(2)



                                       79



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
UNIVERSAL INSTITUTIONAL FUNDS, INC., continued
  U.S. REAL ESTATE SUBACCOUNT
  Accumulation unit value-minimum                              $14.28          $17.52         $12.91       $11.23(3)       $12.87(1)
  Accumulation unit value-maximum                              $22.41          $27.36         $20.07          $17.36       $12.89(1)
  Number of accumulation units outstanding                    372,516         445,631        363,299         201,840          72,892
  Total net assets                                          7,720,813      11,400,859      6,819,035       3,470,685         939,194
  Investment income ratio                                       1.31%           7.85%          3.60%           2.81%            ----
  Expense ratio-minimum                                         1.25%           1.25%          1.25%           1.25%           1.25%
  Expense ratio-maximum                                         1.75%           1.75%          1.75%           1.75%           1.45%
  Total return-minimum                                        -18.51%          35.69%         15.04%       12.25%(2)       28.70%(2)
  Total return-maximum                                        -18.10%          36.35%         15.61%          34.71%       28.86%(2)

CALVERT VARIABLE SERIES, INC.
  AMERITAS CORE STRATEGIES SUBACCOUNT
  Accumulation unit value-minimum                           $10.04(4)
  Accumulation unit value-maximum                           $10.07(4)
  Number of accumulation units outstanding                    173,827
  Total net assets                                          1,748,305
  Investment income ratio                                       0.67%
  Expense ratio-minimum                                         1.25%
  Expense ratio-maximum                                         1.75%
  Total return-minimum                                       0.41%(2)
  Total return-maximum                                       0.74%(2)

  INCOME SUBACCOUNT
  Accumulation unit value-minimum                           $10.18(4)
  Accumulation unit value-maximum                           $10.21(4)
  Number of accumulation units outstanding                     34,805
  Total net assets                                            355,334


                                       80



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
CALVERT VARIABLE SERIES, INC., continued
  INCOME SUBACCOUNT, continued
  Investment income ratio                                       6.16%
  Expense ratio-minimum                                         1.25%
  Expense ratio-maximum                                         1.75%
  Total return-minimum                                       1.76%(2)
  Total return-maximum                                       2.09%(2)

FIDELITY VARIABLE INSURANCE PRODUCT
  CONTRAFUND SUBACCOUNT
  Accumulation unit value-minimum                           $11.05(4)
  Accumulation unit value-maximum                           $11.09(4)
  Number of accumulation units outstanding                    226,483
  Total net assets                                          2,507,990
  Investment income ratio                                       0.69%
  Expense ratio-minimum                                         1.25%
  Expense ratio-maximum                                         1.75%
  Total return-minimum                                      10.51%(2)
  Total return-maximum                                      10.87%(2)

  EQUITY-INCOME SUBACCOUNT
  Accumulation unit value-minimum                            $9.47(4)
  Accumulation unit value-maximum                            $9.50(4)
  Number of accumulation units outstanding                    129,244
  Total net assets                                          1,226,007
  Investment income ratio                                       1.58%
  Expense ratio-minimum                                         1.25%
  Expense ratio-maximum                                         1.75%


                                       81



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                                 2007            2006           2005            2004            2003
                                                                 ----            ----           ----            ----            ----
FIDELITY VARIABLE INSURANCE PRODUCT, continued
  EQUITY-INCOME SUBACCOUNT, continued
  Total return-minimum                                      -5.29%(2)
  Total return-maximum                                      -4.98%(2)

  HIGH INCOME SUBACCOUNT
  Accumulation unit value-minimum                            $9.78(4)
  Accumulation unit value-maximum                            $9.81(4)
  Number of accumulation units outstanding                     39,588
  Total net assets                                            387,658
  Investment income ratio                                       7.25%
  Expense ratio-minimum                                         1.25%
  Expense ratio-maximum                                         1.75%
  Total return-minimum                                      -2.24%(2)
  Total return-maximum                                      -1.92%(2)

THIRD AVENUE VARIABLE SERIES TRUST
  VALUE SUBACCOUNT
  Accumulation unit value-minimum                            $8.79(4)
  Accumulation unit value-maximum                            $8.81(4)
  Number of accumulation units outstanding                     77,962
  Total net assets                                            686,252
  Investment income ratio                                       1.38%
  Expense ratio-minimum                                         1.25%
  Expense ratio-maximum                                         1.75%
  Total return-minimum                                     -12.15%(2)
  Total return-maximum                                     -11.86%(2)


(1) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.

(2) Returns presented are since inception.

(3) Commencement of operations was October 18, 2004, with a beginning accumulation unit value of $10.00.

(4) Commencement of operations was May 1, 2007, with a beginning accumulation unit value of $10.00.

       STATUTORY-BASIS FINANCIAL STATEMENTS

       The Union Central Life Insurance Company

       As of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 and Independent Auditors' Report

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                      STATUTORY-BASIS FINANCIAL STATEMENTS

              As of December 31, 2007 and 2006 and for each of the
                three years in the period ended December 31, 2007

                                         CONTENTS                           Page

Independent Auditors' Report...................................................1

Balance Sheets - Statutory-Basis...............................................2

Statements of Income and Changes in Capital and Surplus - Statutory-Basis......3

Statements of Cash Flows - Statutory-Basis.....................................4

Notes to Financial Statements - Statutory-Basis................................5

                          Independent Auditors' Report

To the Board of Directors of
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying balance sheets - statutory-basis of The Union Central Life Insurance Company (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statements of income and changes in capital and surplus - statutory-basis and cash flows - statutory-basis for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Insurance Department, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 16.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the 2007 and 2006 statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of The Union Central Life Insurance Company as of December 31, 2007 and 2006 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the 2007 and 2006 statutory-basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory-basis of The Union Central Life Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 21, 2008

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statutory-basis statements of income and changes in surplus and cash flows of The Union Central Life Insurance Company (the Company) for the year ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 1 and 16.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flow of The Union Central Life Insurance Company for the year ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flow of The Union Central Life Insurance Company for the year ended December 31, 2005 in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

/s/ Ernst & Young LLP

Cincinnati, Ohio
February 3, 2006

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                        Balance Sheets - Statutory-Basis

                                                                                        December 31,
                                                                             ---------------------------------
                                                                                  2007                2006
                                                                             -------------       -------------
                                                                                       (000's Omitted)

ADMITTED ASSETS
Cash and Investments:
     Bonds                                                                   $   3,488,745       $   3,481,925
     Common stocks in subsidiaries                                                      --                 259
     Preferred and other common stocks                                             221,006             170,141
     Mortgage loans                                                                536,801             501,750
     Real estate
       Properties occupied by the Company                                           14,389              16,042
       Properties held for the production of income                                  4,065                 276
       Properties held for sale                                                         --               7,582
     Policy loans                                                                  151,856             148,759
     Cash and short-term investments                                                26,111              17,399
     Receivable for securities                                                       2,182               7,851
     Other invested assets                                                          31,002              39,375
                                                                             -------------       -------------
       Total Cash and Investments                                                4,476,157           4,391,359

Deferred and uncollected premiums                                                   33,029              27,511
Investment income due and accrued                                                   48,502              47,932
Net deferred income tax asset                                                       27,221              25,938
Federal income tax recoverable and interest thereon                                  3,937              12,959
Other admitted assets                                                               68,869              74,375
Separate account assets                                                          2,627,156           2,513,624
                                                                             -------------       -------------
       Total Admitted Assets                                                 $   7,284,871       $   7,093,698
                                                                             =============       =============

LIABILITIES, CAPITAL AND SURPLUS

Policy and Contract Liabilities:

     Reserves for life, accident and health policies                         $   4,035,730       $   3,963,279
     Deposit funds                                                                 129,052             123,836
     Policy claims                                                                  19,305              13,533
     Interest maintenance reserve                                                    9,672              22,158
     Dividends payable to policyholders                                             11,565              11,591
                                                                             -------------       -------------
       Total Policy and Contract Liabilities                                     4,205,324           4,134,397

Accrued commissions, expenses and taxes                                             64,552              63,668
Asset valuation reserve                                                             37,131              36,242
Payable for securities                                                                  --                 345
Other liabilities                                                                   29,649              18,339
Separate account liabilities                                                     2,627,156           2,513,624
                                                                             -------------       -------------
       Total Liabilities                                                         6,963,812           6,766,615

Capital and Surplus:
     Common stock, par value $1.00 per share, 10,000,000 shares
      authorized, 2,500,000 shares issued and outstanding                            2,500               2,500
     Additional paid in capital                                                      5,000               5,000
     Surplus notes                                                                  49,836              49,827
     Unassigned surplus                                                            263,723             269,756
                                                                             -------------       -------------
       Total Capital and Surplus                                                   321,059             327,083
                                                                             -------------       -------------
       Liabilities, Capital and Surplus                                      $   7,284,871       $   7,093,698
                                                                             =============       =============


               The accompanying notes are an integral part of the
                     statutory-basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
    Statements of Income and Changes in Capital and Surplus - Statutory-Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                            2007             2006              2005
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)
Premiums and Other Revenue:
     Premium income and deposits                                       $     921,544    $     914,568     $     889,171
     Net investment income                                                   261,665          261,511           256,853
     Other income                                                             69,711           62,710            66,790
                                                                       -------------    -------------     -------------
       Total Premiums and Other Revenue                                    1,252,920        1,238,789         1,212,814
                                                                       -------------    -------------     -------------

Benefits Paid or Provided:
     Benefits and dividends                                                  916,905          891,634           814,227
     Provision for future benefits                                            73,617          139,771           154,854
                                                                       -------------    -------------     -------------
       Total Benefits Paid or Provided                                       990,522        1,031,405           969,081
                                                                       -------------    -------------     -------------

Insurance Expenses:
     Operating expenses and commissions                                      244,017          207,100           215,163
     Premium and other insurance taxes                                        15,854           13,101            12,032
                                                                       -------------    -------------     -------------
       Total Insurance Expenses                                              259,871          220,201           227,195
                                                                       -------------    -------------     -------------

       Gain (Loss) from Operations before Federal Income Tax
       Expense (Benefit) and Net Realized Capital Gains (Losses)               2,527          (12,817)           16,538

     Federal income tax expense (benefit)                                     (2,871)          (3,337)            4,199
                                                                       -------------    -------------     -------------

       Gain (Loss) from Operations before
       Net Realized Capital Gains (Losses)                                     5,398           (9,480)           12,339

     Net realized capital gains (losses)                                      (5,503)             405             5,992
                                                                       -------------    -------------     -------------

       Net Gain (Loss)                                                          (105)          (9,075)           18,331

     Common stock:
       Transfers from surplus - stock dividend                                    --            7,500                --
       Transfers to additional paid in capital - par value adjustment             --           (5,000)               --
     Additional paid in capital:
       Transfers from common stock - par value adjustment                         --            5,000                --
     Surplus note amortization                                                     9                9                 9
     Unassigned surplus changes:
       Transfers to common stock - stock dividend                                 --           (7,500)               --
       Change in unrealized capital gains (losses)                            (8,957)          14,325            (1,705)
       Change in asset valuation reserve                                        (889)          (9,136)           (7,972)
       Change in minimum pension liability                                       482           38,905           (10,070)
       Change in valuation basis                                                  --           (3,369)               --
       Prior year reserve errors                                               1,166            1,257                --
       Bank Owned Life reinsurance agreement                                      --               --            (7,815)
       Prior year unearned annualized commissions error                       (1,355)              --                --
       Group life and health reinsurance agreements                             (677)            (672)           (1,975)
       Change in net deferred income taxes                                     4,950            1,122             2,074
       Change in non-admitted assets                                            (648)         (43,222)            8,332
                                                                       -------------    -------------     -------------

       Decrease in Capital and Surplus                                        (6,024)          (9,856)             (791)

     Capital and Surplus at the Beginning of the Year                        327,083          336,939           337,730
                                                                       -------------    -------------     -------------

       Capital and Surplus at the End of the Year                      $     321,059    $     327,083     $     336,939
                                                                       =============    =============     =============

               The accompanying notes are an integral part of the
                     statutory-basis financial statements.


                                       3

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                   Statements of Cash Flows - Statutory-Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                           2007              2006             2005
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)

OPERATING ACTIVITIES
     Premium received net of reinsurance                               $     898,598    $     917,324     $     882,460
     Net investment income received                                          262,420          262,244           259,850
     Other income received                                                    69,663           62,287            66,898
     Benefit and loss related payments                                      (906,703)        (857,812)         (745,765)
     Dividends to policyholders paid                                         (11,886)         (11,216)          (10,915)
     Commissions and expenses paid                                          (254,031)        (227,022)         (200,474)
     Transfers from (to) separate accounts                                    23,942          (31,775)          (66,172)
     Federal income taxes received (paid)                                     12,629            2,930            (1,235)
     Other items, net                                                         19,738           13,319           (38,728)
                                                                       -------------    -------------     -------------

         Net Cash Provided by Operating Activities                           114,370          130,279           145,919
                                                                       -------------    -------------     -------------

INVESTING ACTIVITIES
     Sales, maturities, or repayments of investments                         792,649          541,171         1,523,422
     Purchases of investments                                               (899,384)        (659,177)       (1,659,861)
                                                                       -------------    -------------     -------------

         Net Cash Used in Investing Activities                              (106,735)        (118,006)         (136,439)
                                                                       -------------    -------------     -------------

FINANCING ACTIVITIES
     Repayments under reverse repurchase agreements                               --          (10,650)          (13,905)
     Net deposits (withdrawals) on deposit-type contracts                      1,077            9,704            (5,244)
     Other miscellaneous, net                                                     --            5,885                --
                                                                       -------------    -------------     -------------

         Net Cash Provided by (Used in) Financing Activities                   1,077            4,939           (19,149)
                                                                       -------------    -------------     -------------

         Net Increase (Decrease) in Cash and Short-Term
           Investments                                                         8,712           17,212            (9,669)

         Cash and Short-Term Investments at Beginning of the Year             17,399              187             9,856
                                                                        ------------     ------------      -------------

         Cash and Short-Term Investments at End of the Year            $      26,111    $      17,399     $         187
                                                                       =============    =============     =============




               The accompanying notes are an integral part of the
                     statutory-basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                 Notes to Financial Statements - Statutory-Basis

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
The Union Central Life Insurance Company (the Company or Union Central) is a stock life insurance company domiciled in the State of Ohio.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and the management of funds accumulated for pre-retirement and retirement needs.

The Company is licensed to do business in all 50 states of the U.S. and the District of Columbia.

On January 1, 2006, the Company was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly-owned by a newly formed Ohio mutual insurance holding company known as the Union Central Mutual Holding Company ("UCMHC"). UCMHC was immediately merged with the Ameritas Acacia Mutual Holding Company, which concurrently changed its name to the UNIFI Mutual Holding Company (UNIFI). The capital stock of Union Central was contributed to UNIFI's wholly-owned subsidiary, Ameritas Holding Company ("AHC"), which resulted in Union Central becoming an indirect subsidiary of UNIFI and direct subsidiary of AHC. UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

Union Central issued 100 shares of its common stock, par value of $0.1 per share to AHC on January 1, 2006. In order to satisfy statutory recapitalization requirements, the Company amended and restated its Articles of Incorporation (Articles) to reclassify its common stock, par value $0.1 per share to common stock, par value $3.00012 per share and increased the authorized amount of common stock from 1,000 shares to 10,000,000 shares effective September 30, 2006. The Company also declared and paid a dividend of 2,499,900 shares of stock to AHC and immediately amended the Articles to reduce the par value of the new stock from $3.00012 per share to $1.00 per share on September 30, 2006. As a result of these transactions, Union Central reported common stock of $2,500,000 and additional paid in capital of $5,000,000 at September 30, 2006.

On July 1, 2005, Union Central established a closed block of policies (Closed Block) under an arrangement approved by the Ohio Insurance Department, to protect the dividend paying rights of certain policyholders. The Closed Block became effective on January 1, 2006 (Effective Date). The policies included in the Closed Block are traditional dividend paying ordinary life policies, including whole life plans, limited pay plans, endowments, and some term policies, as well as policies which were eligible to be reinstated to dividend paying policies. Riders and dividend options on policies in the Closed Block are also included. The Closed Block is designed to provide reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of the policies included in the block until the block is no longer in effect.

In addition to the Company, AHC is also a 100% owner of Ameritas Life Insurance Corp. (ALIC), an insurance company domiciled in the state of Nebraska, 100% owner of Acacia Life Insurance Company (Acacia), a life insurance company domiciled in the District of Columbia, and 100% owner of Summit Investment Advisors, Inc., an advisor providing investment management services. Principal subsidiaries of ALIC include First Ameritas Life Insurance Corp. of New York, a life insurance company, LifeRe Insurance Company, a life insurance company, Pathmark Administrators, Inc., a third party administrator, and Ameritas Investment Corp. (AIC), a broker dealer. Ameritas Variable Life Insurance Company merged with ALIC on May 1, 2007 and effective July 1, 2007, Ameritas Investment Advisors, Inc. was sold to AHC and changed its name to Summit Investment Advisors, Inc. Acacia is a 100% owner of Acacia Financial Corporation
(AFCO), which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include the Acacia Federal Savings Bank, Acacia Realty Corporation, owner of real estate property, and the Calvert Group, Ltd., a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

At December 31, 2007, the Company owned the following subsidiaries and affiliates, wholly or in part: 1) Summit Investment Partners, Inc., wholly-owned, a registered investment adviser that provides investment advisory services primarily to the Summit family of mutual funds; 2) PRBA, Inc., wholly-owned, the holding company of a pension administration company; 3) Union Central Mortgage Funding, Inc., wholly-owned, a mortgage banking business and 4) Paycor, Inc., 17.71% owned, a payroll company. The Company also owns mutual funds offered within Summit Mutual Funds, Inc., an affiliated registered investment company. The financial statements reflect the results of the Company's operations and the appropriate equity in its subsidiaries at December 31, 2007 and 2006. (See Note 6 for further information about the investments and operations of the subsidiaries.) The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company also owns a bond with an amortized cost basis of $1,488,000 in Paycor, Inc.

Effective July 1, 2007, Summit Investment Partners, LLC was dissolved as part of a consolidation of investment advisory services between Summit Investment Partners, LLC and Summit Investment Advisors, Inc. There was no material impact on Union Central's financial results as a result of this transaction.

Effective June 30, 2006, Carillon Investments, Inc. (CII) was sold to AMAL Corporation. The Company received cash consideration of $625,000 related to the transaction, which represented the GAAP equity of CII, which approximates fair value, as of December 31, 2005. AMAL subsequently contributed the capital stock of CII to AIC and CII was liquidated into AIC on June 30, 2006. There was no material impact on Union Central's financial results as a result of this transaction.

Effective December 31, 2006, Carillon Marketing Agency was dissolved. There was no material impact on Union Central's financial results as a result of this transaction.

Basis of Presentation
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves and income taxes.

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Ohio Insurance Department. The Ohio Insurance Department recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operations of an insurance company. The National Association of Insurance Commissioners'
(NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Ohio and comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP).

Current SAP practices vary from GAAP. The more significant variances between SAP and GAAP are as follows:

         Investments:
         Under SAP, investments in bonds are reported at amortized cost or fair value based on their NAIC rating. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds would be designated at purchase as available-for-sale; under this designation, bonds would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

         Under SAP, all single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Under SAP, investments in common stocks of subsidiaries and affiliates are valued based on the appropriate equity in the net underlying assets of each subsidiary and affiliate. Investments in other common stocks are carried at fair value based on their NAIC valuation. Changes in the value of common stocks are reported directly in surplus. Under GAAP, majority-owned subsidiaries' balance sheet accounts and results of operations would be consolidated with the Company's financial statements (the line item "Common stock in subsidiaries" would be eliminated). Investments in other common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

         Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

         Under SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses include self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses. Under SAP, real estate held for sale is reported net of accumulated depreciation. Under GAAP, these properties would not be depreciated.

         Under SAP, valuation allowances are established through the asset valuation reserve for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

         Under SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. Under SAP, an "Asset valuation reserve" is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. As asset valuation reserve is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period the asset giving rise to the gain or loss is sold.

         Under SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability, and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

         Policy Acquisition Costs:
         Under SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Unearned Revenue:
         -----------------
         Under SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

         Non-admitted Assets:
         --------------------
         Under SAP, certain assets designated as "non-admitted", are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the Balance Sheets.

         Universal Life and Annuity Policies:
         ------------------------------------
         Under SAP, revenues for universal life and annuity policies consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

         Benefit Reserves:
         -----------------
         Under SAP, certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

         Policyholder Dividends:
         -----------------------
         Under SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

         Reinsurance:
         ------------
         Under SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

         Under SAP, policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Under GAAP, reinsurance recoverables would be recorded as an asset.

         Under SAP, commission allowances by reinsurers on business ceded are reported as income when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs.

         Employee Benefits:
         ------------------
         Under SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

         Federal Income Taxes:
         ---------------------
         Under SAP, deferred federal income taxes are recognized for differences between the financial statement amounts and tax bases of assets and liabilities. Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes would be included in the computation of deferred taxes, a deferred income tax asset would be recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance would be established for deferred income tax assets not realizable.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Surplus Notes:
         --------------
         Surplus notes are reported as surplus under SAP, and would be a liability under GAAP. Under SAP, interest cannot be accrued until written approval has been received from the Ohio Insurance Department. Under GAAP, interest would be accrued when incurred.

         Comprehensive Income:
         ---------------------
         Comprehensive income and its components are not presented under SAP.

         Statements of Cash Flow:
         ------------------------
         Under SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash would include cash and cash equivalent balances with initial maturities of three months or less.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds, collateralized mortgage obligations (CMO's) and other structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities. All bonds with an NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Preferred stocks, including preferred stocks of affiliates, are stated at lower of cost, or fair value based on the NAIC designation.

Common stocks are reported at fair value. Investments in stocks of noninsurance subsidiaries and affiliates in which the Company has an interest of 10% or more are reported equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition for noninsurance subsidiaries and affiliates.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. Policy loans are stated at the aggregate unpaid principal balance.

Realized investment gains and losses on sales are determined using the specific identification method. When it is determined that a decline in the value of an investment is other than temporary, the cost basis of the investment is written down to fair value, and the write-down is recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Real Estate
Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate available for sale is reported at the lower of depreciated cost or fair value. Depreciation expense is determined by the straight-line method.

Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and Short-Term Investments
Cash and short-term investments presented in the Balance Sheets consist of cash-in-bank, cash-in-transit, money market mutual funds and commercial paper that has a maturity date of one year or less from the date acquired.

Receivable for Securities
The receivable for securities presented in the Balance Sheets represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Limited Partnerships
The carrying amount of limited partnerships reflects the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investment in limited partnerships is recorded in "Other invested assets" in the Balance Sheets.

Derivative Financial Instruments
The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2008. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $7,191,000 at December 31, 2007.

The call options are carried at their fair value, and are reflected in "Other invested assets" in the Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the fair value of the related embedded derivatives, and are reflected in "Deposit funds" in the Balance Sheets. Changes in the fair value of expired call options are reflected in "Net investment income" in the Statements of Income and Changes in Capital and Surplus, and totaled $5,943,000, $2,337,000 and ($871,000) for the years ended December 31, 2007, 2006 and 2005, respectively. Changes in the fair value of open call options are reflected in "Change in unrealized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus, and totaled ($6,232,000), $3,754,000 and $0 for the years ended December 31, 2007, 2006 and
2005, respectively. Adjustments to the liabilities for hedged insurance contracts based on changes in the fair value of the call options are reflected in "Provision for future benefits" in the Statements of Income and Changes in Capital and Surplus. The notional amount of the call options at December 31, 2007 and 2006 was $72,100,000 and $72,400,000, respectively.

Non-admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets and are charged directly to surplus. Non-admitted assets consist primarily of a prepaid pension asset, unaudited subsidiaries, advances to agents, furniture and equipment, deferred income tax assets, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual.

In addition, during 2007, the Company discovered that its commission system was not properly offsetting the expense allowances associated with branch office managers, which overstated unearned annualized commissions and understated expenses. The error was corrected in 2007 by reducing non-admitted assets and recording a direct charge to unassigned surplus of $1,355,000 in the Balance Sheet. However, there was no net impact on surplus as the change in non-admitted assets directly offsets the direct charge to unassigned surplus.

Furniture and Equipment
The admitted value of the Company's electronic data processing equipment and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $8,866,000 and $8,996,000, was $1,165,000 and $1,217,000, at December 31, 2007 and 2006,
respectively. Electronic data processing equipment and operating software is depreciated using the straight line method over the lesser of its estimated useful life or three years. Non-operating software is depreciated using the straight line method over the lesser of its estimated useful life or five years. Other furniture and equipment is depreciated using the straight line method over the estimated useful life. Depreciation expense recorded in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus in 2007, 2006 and 2005 was $4,855,000, $7,572,000 and $6,582,000, respectively.

Reserves for Life, Accident and Health Policies
Life, annuity, and accident and health benefit reserves are developed using accepted actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by the Ohio Insurance Department or guaranteed policy cash values. The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the policy month of death. Surrender values are not promised in excess of the legally computed reserves. Mean reserves for substandard lives are based on the appropriate multiples of standard rates of mortality.

During 2007, the Company discovered three errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,166,000 presented on the Balance Sheet in 2007. Two reserve errors were associated with the secondary guarantee universal life (SGUL) product and one reserve error was associated with the survivor universal life (SUL) product. The SGUL errors were due to incorrect coding in the policy valuation system for load limits and deficiency reserves and correction of these errors resulted in a $647,000 reduction in reserves at January 1, 2007. The SUL error was due to incorrect guaranteed cost of insurance charges being coded in the policy valuation system and correction of this error resulted in a $519,000 reduction in SUL reserves at January 1, 2007.

During 2006, the Company discovered two errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,257,000 presented on the Balance Sheet in 2006. The first error was associated with the secondary guarantee universal life (SGUL) product due to an incorrect calculation of loads in the valuation system, which resulted in a reduction in reserves of $1,711,000 at January 1, 2006. The second error was associated with level term reserves due to interest rate and mortality table errors, which resulted in a $454,000 increase in reserves at January 1, 2006.

In addition, in 2006, a change in valuation basis was recognized in the Balance Sheets associated with payout annuity reserves. This change resulted in a $3,369,000 increase in aggregate reserves for life contracts as of January 1, 2006 and was recorded as a change in valuation basis.

As of December 31, 2007 and 2006, the Company had $6,411,864,000 and $5,095,170,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Ohio Insurance Department. Additional reserves for this purpose totaled $27,009,000 and $20,058,000 as of December 31, 2007 and 2006, respectively. In addition, as of December 31, 2007 and 2006, the Company had $424,120,000 and $677,498,000, respectively, of universal life insurance in force for which the guaranteed maturity premiums are less than the Commissioners Reserve Valuation Method renewal net premiums. Additional reserves for this purpose totaled $7,236,000 and $3,446,000, as of December 31, 2007 and 2006, respectively.

Deposit Funds
The liability for deposit funds is generally established as the policyholders' accumulated cash values plus amounts provided for guaranteed interest, less applicable surrender charges.

Dividends to Policyholders
The ability of the Company to pay dividends is limited to state insurance laws. Under Ohio insurance laws, the Company may pay dividends without the approval of the Ohio Director of Insurance, only from earned surplus and those dividends may not exceed (when added to other dividends paid in the preceding twelve months) the greater of (i) 10% of the Company's unassigned surplus as of the prior December 31, or (ii) the Company's net income for the twelve month period ending the prior December 31.

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Statements of Income and Changes in Capital and Surplus at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Amounts recorded in 2007, 2006 and 2005 totaled $11,860,000, $12,053,000 and
$10,689,000, respectively. Insurance in force receiving dividends accounted for 6.19%, 6.18% and 6.35% of total insurance in force at December 31, 2007, 2006 and 2005, respectively.

Policy Claims
Policy claim reserves represent management's best estimate of the ultimate net cost of all reported and unreported claims incurred through December 31. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the affects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve (AVR) is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $5,040,000, $7,694,000 and $9,406,000 for 2007, 2006 and 2005, respectively.

Payable for Securities
The payable for securities presented in the Balance Sheets represents amounts due to brokers resulting from securities purchased at the end of the year for which payment has not been made at the balance sheet date.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered, principally for annuity contracts, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets and liabilities are carried at fair value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Recognition of Premium Revenues and Related Costs
For ordinary life insurance contracts and accident and health insurance contracts, premiums are recognized as revenues when premiums are due. For universal life insurance contracts and annuity considerations, revenues are recognized when premiums are received and consist of all premiums received. Commissions and other costs applicable to the acquisition of new business, primarily underwriting and policy issue costs, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Ohio Insurance Department has been received.

Accounting Pronouncements
Effective January 1, 2007, the Company adopted Statements of Statutory Accounting Principles (SSAP) No. 96, Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties. This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

Effective January 1, 2007, the Company adopted SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, a Replacement of SSAP No. 88. This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

Effective January 1, 2006, the Company adopted SSAP Number 90, Accounting for the Impairment or Disposal of Real Estate Investments. This statement established the statutory accounting principles for the impairment or disposal of real estate investments, goodwill impairment and the treatment of long lived assets associated with discontinued operations. The adoption of this statement did not have a material impact on the financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 2 - INVESTMENTS

The cost or amortized cost and estimated fair value of bonds are summarized as follows:

                                                                  Year Ended December 31, 2007
                                            ------------------------------------------------------------------
                                                  Cost or          Gross            Gross
                                                Amortized        Unrealized       Unrealized          Fair
                                                  Cost              Gains          (Losses)           Value
                                                  ----              -----          --------           -----
                                                                         (000's Omitted)
U.S. governments                            $        3,284      $       281      $        --     $       3,565
Special revenue                                      3,051              383               --             3,434
Public utilities securities                        257,238            3,101           (3,940)          256,399
Industrial and miscellaneous                     2,272,150           24,539          (43,256)        2,253,433
Mortgage-backed securities, CMO's
     and other structured securities               952,033            2,433          (59,433)          895,033
Parent, subsidiaries and affiliates                  1,488               60               --             1,548
                                            --------------      -----------      -----------     -------------

     Total                                  $    3,489,244      $    30,797      $  (106,629)    $   3,413,412
                                            ==============      ===========      ===========     =============

                                                                  Year Ended December 31, 2006
                                            ------------------------------------------------------------------
                                                 Cost or            Gross           Gross
                                                Amortized        Unrealized       Unrealized          Fair
                                                  Cost              Gains          (Losses)           Value
                                                  ----              -----          --------           -----
                                                                         (000's Omitted)

U.S. governments                            $       13,080      $       130      $        --     $      13,210
Special revenue                                      3,324              320               --             3,644
Public utilities securities                        193,841            1,304           (4,154)          190,991
Industrial and miscellaneous                     2,318,270           15,678          (45,869)        2,288,079
Mortgage-backed securities, CMO's
     and other structured securities               951,922            2,558          (16,477)          938,003
Parent, subsidiaries and affiliates                  1,488               --               --             1,488
                                            --------------      -----------      -----------     -------------

     Total                                  $    3,481,925      $    19,990      $   (66,500)    $   3,435,415
                                            ==============      ===========      ===========     =============

At December 31, 2007 and 2006, the amortized cost of bonds was reduced by $499,000 and $0, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets of $3,488,745,000 and $3,481,925,000, respectively.

For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields.

The majority of the fair values for publicly traded bonds, except CMO's, were obtained from an independent bond pricing service. Fair values for CMO's and private placement bonds were obtained from independent securities broker dealers. The remaining fair values were based on values obtained from independent securities broker dealers or based on values for comparable, publicly offered bonds of the same rate, maturity and quality.

The Company had preferred stocks of $151,619,000 and $123,816,000, with a fair value of $141,955,000 and $121,857,000 as of December 31, 2007 and 2006,
respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The cost or amortized cost and estimated fair value of the Company's investments in bonds by contractual maturity are as follows:

                                                                        December 31, 2007
                                                                -------------------------------
                                                                   Cost or
                                                                  Amortized            Fair
                                                                    Cost               Value
                                                                    ----               -----
                                                                          (000's Omitted)
                   Due in one year or less                      $    62,269         $    62,207
                   Due after one year
                      through five years                            792,149             797,550
                   Due after five years
                      through ten years                           1,211,513           1,201,612
                   Due after ten years                              368,224             351,379
                                                                -----------         -----------
                         Subtotal                                 2,434,155           2,412,748
                   Mortgage-backed securities, CMO's
                      and other structured securities               952,033             895,033
                   Other securities with
                      multiple repayment dates                      103,056             105,631
                                                                -----------         -----------

                         Total                                  $ 3,489,244         $ 3,413,412
                                                                ===========         ===========

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from the sales, repayments, and maturities of investments in bonds are as follows:

                                                                    Year Ended December 31,
                                                           ------------------------------------------
                                                              2007           2006            2005
                                                           -----------    -----------     -----------
                                                                         (000's Omitted)
          Bonds:
             Proceeds from sales                           $   452,210    $   219,781     $   998,524
             Proceeds from repayments and
                maturities                                     216,492        229,976         442,044
                                                           -----------    -----------     -----------
          Total                                            $   668,702    $   449,757       1,440,568
                                                           ===========    ===========     ===========


                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Realized capital gains (losses) are as follows:

                                                                                     Year Ended December 31,
                                                                           ------------------------------------------
                                                                               2007           2006           2005
                                                                           -----------    -----------     -----------
                                                                                         (000's Omitted)
                Bonds:
                   Gross realized capital gains on sales                   $     6,490    $     3,520     $    22,909
                   Gross realized capital losses on sales                       (3,011)        (4,073)        (20,083)
                                                                           ------------   -----------     -----------
                Net realized capital gains (losses) on sales                     3,479           (553)          2,826
                Other, including impairments and net gain on
                   dispositions other than sales                               (17,132)        (7,947)           (606)
                                                                           -----------    -----------     -----------
                Total                                                          (13,653)        (8,500)          2,220

                Preferred stocks                                                   121            (52)           (114)
                Common stocks                                                   (1,310)        (5,715)            549
                Mortgage loans                                                      --             --            (224)
                Real estate                                                     (3,259)           148            (104)
                Short-term investments                                              --             --            (277)
                Other                                                            4,034          3,884            (132)
                                                                           -----------    -----------     -----------
                Realized capital gains (losses) before federal
                   income taxes and transfer to IMR                            (14,067)       (10,235)          1,918

                Realized capital (gain) loss transferred to IMR                 12,043          6,057            (175)
                Federal income tax expense (benefit)                             3,479         (4,583)         (4,249)
                                                                           -----------    -----------     -----------
                Net realized capital gains (losses)                        $    (5,503)   $       405     $     5,992
                                                                           ===========    ===========     ===========

In 2007, 2006 and 2005, the Company recorded pre-tax impairment losses on bonds of $18,090,000, $8,457,000 and $4,470,000, respectively, as the securities had "other than temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

In 2007 and 2006, the Company recognized an impairment loss of $1,943,000 and $6,318,000, respectively on its subsidiary investment in PRBA, Inc. as the investment had "other than temporary" losses in fair value. The loss represents the difference between the Company's cost basis in the investment and fair value. The loss was recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

In 2007, 2006 and 2005, the Company recognized impairments of $3,259,000, $204,000 and $105,000, respectively, on real estate. The losses were determined based on internal cash flow analysis and were recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

For the years ended December 31, 2007, 2006 and 2005, the Company recorded pre-tax realized gains and (losses) of $(1,310,000), $(5,715,000) and $549,000, respectively, on the sale of unaffiliated common stocks and affiliated mutual funds.

At December 31, 2007 and 2006, investments in bonds with an admitted asset value of $3,285,000 and $3,321,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in affiliated mutual funds and unaffiliated common stocks are reported directly in surplus and do not affect net income. At December 31, 2007, 2006 and 2005, the Company had net unrealized gains of $2,748,000, $645,000 and $923,000 on these investments, respectively.

The Company may enter into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Balance Sheets. At December 31, 2007 and 2006, there were no reverse repurchase agreements outstanding. The Company maintains up to a maximum of 105% of the fair value of securities sold under reverse repurchase agreements as collateral.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the Balance Sheets. The carrying value of bonds and common stocks loaned as of December 31, 2007 were $48,873,000 and $3,761,000, respectively. The fair value of cash collateral held was $56,049,000 as of December 31, 2007. Income from securities lending is recognized in "Net investment income" in the Statements of Income and Changes in Capital and Surplus. The carrying value of bonds and common stocks loaned as of December 31, 2006 were $115,278,000 and $2,302,000, respectively. The fair value of cash collateral held was $124,157,000 as of December 31, 2006. There was no non-cash collateral on deposit at December 31, 2007 and 2006.

A summary of investments with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows:

                                                                     December 31, 2007
                               --------------------------------------------------------------------------------------------
                                        Less than                      Twelve Months
                                      Twelve Months                       or More                          Total
                               ----------------------------     ---------------------------      --------------------------
                                                   Gross                          Gross                           Gross
                                   Fair         Unrealized          Fair        Unrealized          Fair        Unrealized
                                   Value          Losses            Value         Losses            Value         Losses
                               -----------     ------------     -----------     -----------      -----------    -----------
                                                                      (000's Omitted)

Bonds                          $   841,002     $   (28,703)     $ 1,232,630     $  (77,926)      $ 2,073,632    $  (106,629)
Preferred stocks                    47,684          (2,776)          68,487         (7,584)          116,171        (10,360)
Common stocks                        9,222          (1,322)           8,930         (1,725)           18,152         (3,047)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $   897,908     $   (32,801)     $ 1,310,047     $  (87,235)      $ 2,207,955    $  (120,036)
                               ===========     ===========      ===========     ==========       ===========    ===========


                                                                     December 31, 2006
                               --------------------------------------------------------------------------------------------
                                        Less than                      Twelve Months
                                      Twelve Months                       or More                          Total
                               ----------------------------     ---------------------------      --------------------------
                                                  Gross                            Gross                            Gross
                                   Fair        Unrealized           Fair        Unrealized           Fair        Unrealized
                                   Value         Losses             Value         Losses             Value         Losses
                               -----------     -----------      -----------     ----------       -----------    -----------
                                                                      (000's Omitted)

Bonds                          $   568,153     $    (5,678)     $ 1,848,770     $  (60,822)      $ 2,416,923    $   (66,500)
Preferred stocks                    19,649            (422)          59,516         (2,371)           79,165         (2,793)
Common stocks                        8,192          (1,404)           3,755           (112)           11,947         (1,516)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $   595,994     $    (7,504)     $ 1,912,041     $  (63,305)      $ 2,508,035    $   (70,809)
                               ===========     ===========      ===========     ==========       ===========    ===========

The unrealized losses in both 2007 and 2006 reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. The Company considers various factors when considering if a decline is other than temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2007 and 2006.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

During 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed and asset-backed fixed maturity securities. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS).

The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $821,728,000 and a fair value of $766,066,000. As of December 31, 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $142,477,000 and a fair value of $133,685,000.

Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                                       December 31, 2007              December 31, 2006
                                                  ----------------------------   -------------------------
                                                                  Percent of                    Percent of
                                                   Carrying        Carrying       Carrying       Carrying
                                                    Amount          Amount         Amount         Amount
                                                  ------------  --------------   ------------  -----------
                                                                       (000's Omitted)
     Region
     ------
     New England and Mid-Atlantic                 $   36,559          6.8%       $    34,944        6.9%
     South Atlantic                                   81,983         15.3             85,120       17.0
     North Central                                   137,906         25.6            114,862       22.9
     South Central                                    66,372         12.4             54,513       10.9
     Mountain                                        107,234         20.0             99,739       19.9
     Pacific                                         106,747         19.9            112,572       22.4
                                                  ----------    ---------        -----------   --------

         Total                                    $  536,801        100.0%       $   501,750      100.0%
                                                  ==========    =========        ===========   ========

     Property Type
     -------------
     Apartment and residential                    $   29,486          5.5%       $    29,465        5.9%
     Warehouses and industrial                       129,254         24.1             88,642       17.7
     Retail and shopping center                      186,260         34.7            165,750       33.0
     Office                                          127,771         23.8            124,298       24.8
     Other                                            64,030         11.9             93,595       18.6
                                                  ----------    ---------        -----------   --------

         Total                                    $  536,801        100.0%       $   501,750      100.0%
                                                  ==========    =========        ===========   ========

At December 31, 2007, the average size of an individual mortgage loan was $1,016,000. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy is to only recognize interest income on impaired mortgage loans when received. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $5,100,000 and $4,767,000 at December 31, 2007 and 2006, respectively. As of December 31, 2007, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 9.80% and 4.75%.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The total allowance for credit losses was as follows:

                                                                     Year Ended December 31,
                                                                  ----------------------------
                                                                     2007              2006
                                                                  -----------      -----------
                                                                         (000's Omitted)

       Balance at beginning of period                             $        --      $        47
       Recoveries of amounts previously charged off                        --              (47)
                                                                  -----------      -----------
       Balance at end of period                                   $        --      $        --
                                                                  ===========      ===========

In 2007, the Company issued 40 new commercial loans at the maximum and minimum rates of interest of 6.75% and 6.02% totaling $87,280,000 and 9 loans were purchased from Union Central Mortgage Funding, Inc. (MFI) totaling $12,485,000. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2007, the Company held no mortgages with interest more than 180 days overdue. During 2007, 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2007, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Real estate consists of the home office property, properties held for the production of income and properties held for sale. Accumulated depreciation for real estate was $41,780,000 and $39,488,000 as of December 31, 2007 and 2006,
respectively.

Major categories of net investment income by class of investment are summarized below.

                                                                        Year Ended December 31,
                                                              ------------------------------------------
                                                                 2007            2006           2005
                                                              -----------    -----------     -----------
                                                                            (000's Omitted)
     Income:
       Bonds                                                  $   192,564    $   188,465     $   192,011
       Common stocks in subsidiaries and other
         affiliated investments                                     1,273          2,362           3,708
       Preferred and other common stocks                            9,007          8,236             338
       Mortgage loans                                              38,852         42,669          45,062
       Real estate *                                                8,114          7,431           7,137
       Policy loans                                                 9,469          9,213           8,850
       Short-term investments                                       1,693          1,845             735
       Derivatives                                                  5,943          2,337            (871)
       Other invested assets                                       10,315         11,247          11,900
       Amortization of interest maintenance reserve                 5,040          7,694           9,406
                                                              -----------    -----------     -----------

       Gross investment income                                    282,270        281,499         278,276
                                                              -----------    -----------     -----------
     Expenses:
       Depreciation                                                (2,292)        (2,568)         (2,632)
       Other                                                      (18,313)       (17,420)        (18,791)
                                                              -----------    -----------     -----------

       Total investment expenses                                  (20,605)       (19,988)        (21,423)
                                                              -----------    -----------     -----------
         Net investment income                                $   261,665    $   261,511     $   256,853
                                                              ===========    ===========     ===========

     * Includes amounts for the occupancy of company-owned property of $3,255,000, $3,342,000 and $3,255,000 in 2007, 2006 and 2005,
       respectively.


                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $2,000,000 on any one life or $5,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies are summarized as follows:

                                                             Year Ended December 31, 2007
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  47,512,827     $     130,835    $ (26,588,491)    $  21,055,171
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     381,993     $         331    $     (79,351)    $     302,973
       Annuity                                  544,894                --               --           544,894
       Health                                    93,569             4,186          (24,078)           73,677
                                          -------------     -------------    -------------     -------------

         Total                            $   1,020,456     $       4,517    $    (103,429)    $     921,544
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2006
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  42,069,175     $     113,317    $ (24,414,873)    $  17,767,619
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     297,772     $         396    $     (70,671)    $     227,497
       Annuity                                  618,026                --               --           618,026
       Health                                    86,095             4,492          (21,542)           69,045
                                          -------------     -------------    -------------     -------------

         Total                            $   1,001,893     $       4,888    $     (92,213)    $     914,568
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2005
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  37,279,746     $     105,461    $ (21,877,347)    $  15,507,860
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     262,826     $         356    $     (49,321)    $     213,861
       Annuity                                  607,376                --               --           607,376
       Health                                    84,618             4,758          (21,442)           67,934
                                          -------------     -------------    -------------     -------------

         Total                            $     954,820     $       5,114    $     (70,763)    $     889,171
                                          =============     =============    =============     =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Amounts recoverable from reinsurers for paid losses were $12,430,000, $22,808,000 and $7,072,000 at December 31, 2007, 2006 and 2005, respectively, and are included in "Other admitted assets" in the Balance Sheets. Benefits paid or provided were reduced by $5,901,000, $13,624,000 and $18,909,000 at December 31, 2007, 2006 and 2005, respectively, for estimated recoveries under reinsurance treaties. The liabilities for future policy benefits were also reduced due to reinsurance treaties by $352,006,000 and $310,602,000 at December 31, 2007 and 2006, respectively, and are included in "Reserves for life, accident and health policies" in the Balance Sheets.

In 2005, 82% of all Bank Owned Life Insurance (BOLI) policies were assumed by the Security Life of Denver (SLD) and as a result, $6,151,000 of the gain recognized in surplus during 2004 as the result of an indemnity reinsurance transaction was reclassified from "Surplus" to "Other income" in the Statements of Income and Changes in Capital and Surplus in 2005 as statutory accounting rules require any gain or loss as a result of assumption reinsurance transactions to be recognized in income proportionally as policyholders approve the transfer, or at the end of the response period. The $6,151,000 reclassification was composed of an after-tax ceding commission release of negative $1,061,000, an after-tax release of DAC tax reserves of $2,313,000, and an after-tax release of the IMR of $4,899,000. The remaining BOLI policies were recaptured by Union Central during 2005 and will either transfer to other companies through a 1035 exchange program, or will remain with Union Central. As a result of the recapture, Union Central reversed $1,342,000 of the gain recognized through surplus as a result of the indemnity reinsurance agreement.

Neither the Company, nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2007, 2006 or 2005 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 4 - RETROSPECTIVELY RATED CONTRACTS

The Company has no retrospective premium contracts as of December 31, 2007.

NOTE 5 - FEDERAL INCOME TAXES

The components of the net deferred tax asset/(liability) are as follows:

                                                                   December 31, 2007         December 31, 2006
                                                                   -----------------         -----------------
                                                                                 (000's Omitted)
     Total of gross deferred tax assets                              $     116,450             $     110,181
     Total of deferred tax liabilities                                      (4,705)                   (4,031)
                                                                     -------------             -------------

     Net deferred tax assets                                               111,745                   106,150

     Deferred tax assets non-admitted                                      (84,524)                  (80,212)
                                                                     -------------             -------------
     Net admitted deferred tax assets                                $      27,221             $      25,938
                                                                     =============             =============

     Increase in non-admitted deferred tax assets                    $       4,312             $       5,389
                                                                     =============             =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The increase in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007 and 2006.

The provision for incurred federal income taxes on earnings are:

                                                                                         Year Ended December 31,
                                                                           ----------------------------------------------
                                                                               2007             2006              2005
                                                                           -----------       -----------      -----------
                                                                                           (000's Omitted)
     Federal income tax expense (benefit) on gain from operations          $    (2,871)       $    (3,337)    $      4,199
     Federal income tax benefit on net capital gains (losses)                     (736)            (6,704)          (4,188)
                                                                           -----------        -----------     ------------
     Federal income taxes incurred                                         $    (3,607)       $   (10,041)    $         11
                                                                           ===========        ===========     ============

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                   December 31, 2007         December 31, 2006
                                                                   -----------------         -----------------
                                                                                 (000's Omitted)
     Deferred tax assets:
       Policyholder dividends                                        $       3,979             $       3,983
       Reserves                                                             19,244                    21,813
       Unrealized investment losses                                          8,471                     6,299
       Proxy DAC                                                            42,750                    38,881
       Deferred compensation and benefit liabilities                        26,431                    25,098
       Pension plan                                                            162                        --
       Non-admitted assets                                                   6,811                     6,215
       Other                                                                 8,602                     7,892
                                                                     -------------             -------------
     Total deferred tax assets                                             116,450                   110,181
     Non-admitted deferred tax assets                                      (84,524)                  (80,212)
                                                                     -------------             -------------
     Admitted deferred tax assets                                           31,926                    29,969
                                                                     -------------             -------------

     Deferred tax liabilities:
       Bond discount                                                         3,173                     1,952
       Fixed assets                                                             --                        40
       Partnership interests                                                 1,468                     1,878
       Other                                                                    64                       161
                                                                     -------------             -------------
     Total deferred tax liabilities                                          4,705                     4,031
                                                                     -------------             -------------
     Net admitted deferred tax asset                                 $      27,221             $      25,938
                                                                     =============             =============

The change in the net admitted deferred tax asset was $1,283,000, $4,267,000 and $8,085,000, for the years ended December 31, 2007, 2006 and 2005, respectively.

The change in net deferred income taxes as of December 31 are as follows:

                                                                     2007                  2006                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   116,450           $   110,181           $     6,269
Total deferred tax liabilities                                         4,705                 4,031                   674
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               111,745               106,150                 5,595
Tax effect of unrealized gains (losses)                                                                              645
                                                                                                             -----------
Change in net deferred income tax                                                                            $     4,950
                                                                                                             ===========

                                                                     2006                  2005                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   110,181           $   105,738           $     4,443
Total deferred tax liabilities                                         4,031                   710                 3,321
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               106,150               105,028                 1,122
Tax effect of unrealized gains (losses)                                                                               --
                                                                                                             -----------
Change in net deferred income tax                                                                            $     1,122
                                                                                                             ===========

                                                                     2005                  2004                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   105,738           $   104,394           $     1,344
Total deferred tax liabilities                                           710                 1,440                  (730)
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               105,028               102,954                 2,074
Tax effect of unrealized gains (losses)                                                                               --
                                                                                                             -----------
Change in net deferred income tax                                                                            $     2,074
                                                                                                             ===========

The Company has foreign tax credit carryovers as follows (000's omitted):

                                                                    Year of               Year of
                                                                  Origination           Expiration              Amount
                                                              ------------------    -----------------     -----------------

                                                                     2006                  2016              $      360
                                                                     2007                  2017                     350

The provision for federal income taxes incurred and the change in deferred tax assets and liabilities differs from the result obtained by applying the federal statutory rate to pre-tax net income primarily due to the dividends received deduction, the return to provision adjustment and other adjustments to temporary differences from items recorded directly through surplus.

The amount of federal income taxes incurred in the current and each of the two preceding years, which are available for recoupment in the event of future net losses is $2,236,000.

As a result of the merger (See Note 1 - Nature of Operations and Significant Accounting Policies), the Company's federal income tax return is filed on a stand-alone basis beginning with the 2006 tax year. In prior years, the Company's federal income tax return was consolidated with Summit Investment Partners, Inc., Carillon Investments, Inc., Carillon Marketing Agency, Inc., PRBA, Inc. and Union Central Mortgage Funding, Inc.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 6 - RELATED PARTY TRANSACTIONS

The Company transacts business with certain companies that are affiliated through common ownership.

The Company provided facilities and certain data processing, accounting, tax, actuarial, legal, administrative, and executive services to various subsidiaries and affiliates for fees totaling $25,476,000 and $17,903,000 in 2007 and 2006, respectively and received services from affiliates for fees totaling $18,487,000 and $3,893,000 in 2007 and 2006, respectively. The Company paid fees for advisory services to Summit Investment Advisors, Inc. of $3,285,000 in 2007. The Company paid fees for advisory services to Summit Investment Partners, LLC. of $1,798,000, $3,364,000 and $4,476,000 in 2007, 2006 and 2005, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2007 and 2006 and was recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets. The terms of the settlement require that these amounts be settled monthly.

                                                                                  December 31,
                                                                           --------------------------
                                                                              2007             2006
                                                                           ---------         --------
                                                                                 (000's Omitted)

         Ameritas Holding Company                                          $  (1,553)        $   (120)
         Ameritas Life Insurance Corp.                                         1,397           (1,422)
         Ameritas Variable Life Insurance Company                                 --              838
         First Ameritas Life Insurance Corp. of New York                          32               51
         Ameritas Investment Corp.                                               220               75
         Acacia Life Insurance Company                                        (1,204)             343
         Acacia Federal Savings Bank                                               5                1
         Carillon Marketing Agency, Inc.                                          --                7
         Calvert Group, Ltd.                                                       8               --
         PRBA, Inc.                                                             (298)            (352)
         Summit Investment Partners, Inc.                                      4,025              198
         Summit Investment Partners, LLC                                          --            1,681
         Union Central Mortgage Funding, Inc.                                     13               58
                                                                           ---------         --------
         Total                                                             $   2,645         $  1,358
                                                                           =========         ========

The Company recorded the following dividends and distributions in the Statements of Income and Changes in Capital and Surplus from its subsidiaries and affiliates in 2007, 2006 and 2005:

                                                                                  Year Ended December 31,
                                                                           -----------------------------------
                                                                              2007         2006         2005
                                                                           ---------    ---------    ---------
                                                                                      (000's Omitted)

Summit Investment Partners, Inc.                                           $   1,798    $   1,141    $   1,385
Summit Investment Partners, LLC                                                   --           --          415
Union Central Mortgage Funding, Inc.                                              --           --        1,255
Bond Fund of Summit Mutual Funds, Inc.                                            87           87           74
Money Market Fund of Summit Mutual Funds, Inc.                                    36           22           --
High Yield Bond Fund of Summit Mutual Funds, Inc.                                825          910          913
Russell 2000 Small Cap Index Portfolio of Summit Mutual Funds, Inc.              114           44           10
S&P 500 Index Portfolio of Summit Mutual Funds, Inc.                              72           54           44
Lehman Aggregate Bond Index Portfolio of Summit Mutual Funds, Inc.                14           10           --
S&P MidCap 400 Index Portfolio of Summit Mutual Funds, Inc.                       65           46           11
EAFE International Index Portfolio of Summit Mutual Funds, Inc.                   60           48           16
                                                                           ---------    ---------    ---------
Total                                                                      $   3,071    $   2,362    $   4,123
                                                                           =========    =========    =========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Leases
The Company leased office space for various field agency offices with lease terms of varying duration from 1 to 8 years. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $1,908,000, $2,004,000 and $2,169,000 in 2007, 2006 and 2005, respectively. The Company leased equipment through a series of arrangements in 2007, 2006 and 2005. Rental expense under these leases totaled $182,000, $193,000 and $125,000 in 2007, 2006 and 2005, respectively.

At December 31, 2007, the future minimum lease payments for all non-cancelable operating leases are as follows:

                                      Year                       Amount
                                      ----                  ---------------
                                                            (000's Omitted)

                                      2008                    $   1,956
                                      2009                        1,543
                                      2010                        1,467
                                      2011                        1,330
                                      2012                          516
                                After 2012                          528
                                                              ---------
                                     Total                    $   7,340
                                                              =========

Other Commitments
At December 31, 2007, the Company had outstanding agreements to fund mortgages totaling $12,034,000 in 2008. In addition, the Company has committed to invest $5,079,000 in equity-type limited partnerships during the years 2008 to 2012, $2,000,000 in private placements and $72,000 in common stock in 2008. These transactions are in the normal course of business for the Company.

In 2007 and 2006, Union Central Mortgage Funding, Inc. (MFI) entered into line of credit agreements with banks to facilitate the origination of commercial mortgage loans. In the remote circumstance that MFI is unable to fully payoff amounts due under the lines of credit, the Company is liable. The Company has committed to purchase any loans that are in the line of credit facility for more than 364 days. As of December 31, 2006, $9,150,000, was outstanding under the line of credit agreements and $40,850,000 was unused under the agreements. MFI closed the line of credit agreements during 2007.

In 2000, the Company commenced the development of a 123-acre business park (the
Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds. The maximum potential exposure to the Company is $2,800,000.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related extra contractual obligations or bad faith claims resulting from lawsuits during 2007.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Guaranty Fund Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2007, 2006 and 2005, the charge to operations related to these assessments was not significant. The estimated liability of $1,864,000 and $1,572,000 at December 31, 2007, 2006, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in "Other liabilities" in the Balance Sheets. At December 31, 2007 and 2006, the Company had a receivable of $1,104,000 and $810,000, respectively, for amounts recoverable against premium taxes.

Preoperating Research and Development Costs
Preoperating research and development costs associated with product and systems development were charged to expense and totaled $8,722,000, $8,450,000 and $7,913,000 in 2007, 2006 and 2005, respectively. Preoperating research and development costs are included in "Accrued commissions, expenses and taxes" in the Balance Sheets.

Closed Block
When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.

Union Central has a Closed Block memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded a $1,387,000 and $2,095,000 contingent liability at December 31, 2007 and 2006, respectively, related to performance in its Closed Block. The amounts were recorded in "Benefits and dividends" in the Statements of Income and Changes in Capital and Surplus and "Other liabilities" in the Balance Sheets.

NOTE 8 - ANNUITY RESERVES

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        December 31, 2007               December 31, 2006
                                                                  -------------------------        -------------------------
                                                                     Amount         Percent           Amount         Percent
                                                                  -----------     ---------        -----------     ---------
                                                                         (000's Omitted)                 (000's Omitted)

Subject to discretionary withdrawal (with adjustment):
     With fair value adjustment                                   $   133,832          3.00%       $   149,137          3.37%
     At book value less surrender charge                              318,723          7.16            322,187          7.27
     At fair value                                                  2,458,754         55.19          2,363,562         53.36
                                                                  -----------     ---------        -----------     ---------

     Total                                                          2,911,309         65.35%         2,834,886         64.00%

Subject to discretionary withdrawal (without adjustment):
     At book value with minimal or no charge
         or adjustment                                              1,387,223         31.14%         1,432,690         32.35%
Not subject to discretionary withdrawal                               156,481          3.51            161,850          3.65
                                                                  -----------     ---------        -----------     ---------

Total annuity reserves and deposit fund
     liabilities *                                                $ 4,455,013        100.00%       $ 4,429,426        100.00%
                                                                  ===========     =========        ===========     =========

* Includes: Deposit funds ($129,052) and ($123,836); annuities and supplementary contracts with life contingencies ($1,867,207) and ($1,942,028) included in "Reserves for life, accident and health policies"; and annuities reported in "Separate account liabilities" ($2,458,754) and ($2,363,562) in the Balance Sheets at December 31, 2007 and 2006, respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 9 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Notes. These Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Ohio Insurance Department Regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100,000 was paid in 2007, 2006 and 2005. The carrying amount of the Notes totaling $49,836,000, $49,827,000 and $49,819,000 at December 31, 2007, 2006 and 2005, respectively, (face value of $50,000,000 less unamortized discount of $164,000, $173,000 and $181,000 in 2007, 2006 and
2005, respectively) was recorded in capital and surplus.

NOTE 10 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees. Pension funding was determined according to regulations as specified by the Employee Retirement Income Security Act of 1974 (ERISA) and subsequent amendments. Benefits are based on the average of the employee's compensation over their career. In addition to pension benefits, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

During 2006, the Company offered qualified employees the option to either remain in the defined benefit plan, or to transfer to a defined contribution plan effective January 1, 2007 (Choice Program). In connection with the Choice Program, the Plan was closed to new employees effective January 1, 2006.

As a result of the Choice Program, the Company recognized a plan curtailment of $1,855,000 at December 31, 2006, which reduced its accrued pension liability and net periodic pension cost.

During 2005, the Company offered an early retirement benefit to employees. In 2005, the Company recognized the total expense of the program, which resulted in a $9,891,000 decrease in net income in the Statements of Income and Changes in Capital and Surplus. $8,057,000 of the expense was associated with the pension plan and $1,834,000 was associated with other postretirement benefits.

The measurement date for the Company's pension benefits was December 31. The measurement date for Other Postretirement Benefits was September 30. A summary of the assets, obligations and assumptions are as follows:

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2007         2006          2005           2007         2006         2005
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in projected benefit obligation:
     Projected benefit obligation at
       beginning of year                         $   171,477  $   164,923  $   140,618    $    19,364   $    19,478  $    18,873
     Service cost                                      3,396        5,147        4,601          1,500         1,711        1,066
     Interest cost                                    10,003        9,318        8,855          1,055         1,058        1,092
     Plan participants' contributions                     --           --           --            472           386          374
     Actuarial (gain)/loss                            (5,269)         (14)      10,621         (2,374)         (847)      (2,131)
     Benefits paid                                    (9,309)      (8,106)      (7,028)        (2,933)       (2,422)      (2,173)
     Plan amendments                                      --          570           --             37            --           --
     Curtailments                                         --         (361)      (1,016)            --            --        1,731
     Special termination benefits                         --           --        8,272             --            --          646
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Projected benefit obligation at end of year $   170,298  $   171,477  $   164,923    $    17,121   $    19,364  $    19,478
                                                 ===========  ===========  ===========    ===========   ===========  ===========


                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2007         2006          2005           2007         2006         2005
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $   155,409  $   143,103  $   109,540    $    13,616   $    12,266  $    10,278
     Actual return on plan assets                      7,278       16,445        6,227          2,322         1,886        1,461
     Employer contributions                               --        3,000       33,417          1,500         1,500        2,325
     Plan participants' contributions                     --           --           --            472           386          374
     Benefits and administrative expenses paid        (8,249)      (7,139)      (6,081)        (2,933)       (2,422)      (2,172)
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Fair value of plan assets at end of year    $   154,438  $   155,409  $   143,103    $    14,977   $    13,616  $    12,266
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Funded status:
     Unamortized prior service cost              $    (3,975) $    (4,246) $    (7,513)   $         5   $        22  $        76
     Unrecognized net (gain)/loss                $    45,904  $    48,083  $    56,693    $    (7,190)  $    (3,761) $    (2,123)
     Prepaid assets/(accrued liabilities)        $    26,068  $    27,769  $    27,359    $    (9,329)  $    (9,287) $    (9,259)
     Intangible asset                            $        --  $       110  $        --    $        --   $        --  $        --

   Projected benefit obligation
     for non-vested employees                    $     1,062  $       979  $     1,784    $        --   $        --  $        --

   Accumulated benefit obligation
     for non-vested employees                    $       989  $       865  $     1,582    $     6,461   $     7,081  $     6,614

   Accumulated benefit obligation
     for vested employees                        $   167,507  $   167,622  $   161,592    $    17,121   $    19,364  $    19,478

   Components of net periodic benefit cost:
     Service cost                                $     3,396  $     5,147  $     4,601    $     1,500   $     1,711  $     1,066
     Interest cost                                    10,003        9,318        8,855          1,055         1,058        1,092
     Expected return on plan assets                  (12,853)     (11,905)     (10,139)        (1,128)       (1,007)        (939)
     Amount of recognized (gains)/losses               2,857        3,694        3,255           (139)          (89)         (60)
     Amount of prior service cost recognized            (642)        (842)        (913)            54            54           55
     Plan curtailment                                     --       (1,855)          --             --            --           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Total net periodic benefit cost             $     2,761  $     3,557  $     5,659    $     1,342   $     1,727  $     1,214
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Weighted average assumptions:
     Discount rate for benefit obligation             6.25%         6.00%        5.75%          6.25%        5.75%        5.75%
     Discount rate for net periodic benefit cost      6.00%         5.75%        6.00%          5.75%        5.75%        6.00%
     Expected compensation increase for
       benefit obligation                             4.00%         4.00%        3.50%          4.00%        4.00%        3.50%
     Expected compensation increase for
       net periodic benefit cost                      4.00%         3.50%        3.00%          4.00%        3.50%        3.00%
     Expected return on plan assets                   8.50%         8.50%        8.50%          8.50%        8.50%        8.50%


                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Future expected pension benefit payments are as follows:

                                   Year                 Amount
                                   ----             ---------------
                                                    (000's Omitted)
                                   2008                $ 9,686
                                   2009                  9,863
                                   2010                 10,090
                                   2011                 10,503
                                   2012                 10,678
                                 2013-2017              58,170

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2007 and 2006 was $6,462,000 and $6,944,000, respectively, which reduced surplus. The change in the minimum liability adjustment resulted in an increase (decrease) to surplus of $482,000, $38,905,000 and $(10,070,000) during 2007, 2006 and 2005, respectively.

Total net periodic benefit cost was recorded in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005.

Plan assets of the pension and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2007 and 2006, $124,755,000 and $125,766,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance. Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans are to provide sufficient assets and liquidity to meet the distribution requirements of the Plans through capital appreciation of the Plans' assets and levelized funding. To accomplish this objective, pension plan assets are invested in affiliated and unaffiliated mutual funds and assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for the pension plan is generally a target investment mix of 60% equities and 40% bonds. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ended December 31, 2007 and 2006 are as follows:

                                                                                            Other
                                                         Pension                        Postretirement
                                                        Benefits                           Benefits
                                             -------------------------------    -------------------------------
                                                  2007             2006              2007             2006
                                             -------------     -------------    -------------     -------------
Equity securities:
   Domestic equities                                51.0%            51.0%            80.9%             77.9%
   Foreign equities                                  9.0              9.0             13.2              14.2
Bonds                                               40.0             40.0              4.5               5.0
Cash                                                  --               --              1.4               2.9
                                               ----------        ---------        ----------        ---------
Total                                              100.0%           100.0%           100.0%            100.0%
                                               ==========        =========        ==========        =========

The Company's current funding strategy for its benefit plans is to fund an amount at least equal to the minimum required funding as determined under ERISA with consideration of factors such as the minimum pension liability requirement for Pension Benefits and the maximum tax deductible amounts for both Pension Benefits and Other Postretirement Benefits. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ended December 31, 2007, the Company does not expect any required contributions under ERISA for the Pension Plans and will fund Other Postretirement Benefits Plans to meet their liquidity needs.

The health care cost trend rate was 10.3% graded to 5.0% over 6 years for 2007. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2007.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

In 2005, the Company adjusted its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) as the Company concluded that its prescription drug benefits were actuarially equivalent to Medicare Part D under the Act. At December 31, 2007 and 2006, the Company recorded a receivable for a subsidy of $54,000 and $300,000, respectively, under the Act which was recorded in "Other admitted assets" in the Balance Sheets. The Company's gross benefit payments for 2007 were $1,936,000 including the prescription drug benefit and estimates future payments to be approximately $1,700,000 annually. The Company's subsidy related to the Act of 2003 was $256,000 for 2007 and estimates future subsidies to be between approximately $228,000 and $297,000 annually.

The expected benefit payments and the gross amount of anticipated subsidy receipts are noted below:

                                  Before            Expected
                                 Medicare           Medicare
                                  Part D             Part D               Net
              Year              Subsidies           Subsidies          Payments
            ----------          ---------         -----------          --------
              2008              $ 1,754           $     228             $ 1,526
              2009                1,744                 247               1,497
              2010                1,726                 263               1,463
              2011                1,736                 276               1,460
              2012                1,714                 297               1,417
            2013-2017             8,857               1,839               7,018

Future expected life insurance benefit payments are as follows:

                         Year             Amount
                         ----         ---------------
                                      (000's Omitted)
                         2008     $        326
                         2009              330
                         2010              337
                         2011              337
                         2012              338
                       2013-2017         1,861


The Company has two contributory savings plans for home office employees and agents meeting certain service requirements which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employees Savings Plan and the Agents Savings Plan. The Company's matching contributions to these plans were $2,916,000, $1,945,000 and $1,943,000 for 2007, 2006 and
2005, respectively. The value of the plans' assets were $124,640,000 and $112,215,000 at December 31, 2007 and 2006, respectively. The assets are held in the deposit fund or under the separate accounts of a group annuity policy. At December 31, 2007 and 2006, $40,199,000 and $35,350,000, respectively, was invested in affiliated mutual funds.

On January 1, 2008 the Employees Savings Plan was merged into the Ameritas Acacia Retirement FOCUS Savings Plan. The combined Plan was named the UNIFI 401(k) Retirement Plan. The Union Central investment contracts were surrendered in early January and the assets of $87,848,000 were transferred to the combined plan.

NOTE 11 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Policy loans: The fair values for policy loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Policy loans with similar characteristics are aggregated for purposes of the calculations. In 2007, the carrying value of policy loans was $151,856,000 and the fair value was estimated at $156,547,000. In 2006, the carrying amounts reported in the Balance Sheets for these instruments approximate their fair values.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

     Cash and short-term investments, other invested assets, and investment
     ----------------------------------------------------------------------
     income due and accrued: The carrying amounts reported in the Balance Sheets
     -----------------------
     for these instruments approximate their fair values due to the short maturity of these investments.

     Investment securities: For publicly traded securities, fair value is
     ----------------------
     determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields. The fair value of common stock is determined using prices from and independent pricing source. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in the Balance Sheets.

     Mortgage loans: The fair values for commercial mortgage loans are estimated
     ---------------
     using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

     Investment contracts: Fair values for the Company's liabilities under
     ---------------------
     investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate account assets and liabilities: Fair values of the separate
     ----------------------------------------
     account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets. The separate account assets and liabilities are both carried at fair value in the Balance Sheets.

The carrying amounts and fair values of the Company's mortgage loans are summarized as follows:

                                                      December 31, 2007              December 31, 2006
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                     (000's Omitted)
         Commercial mortgage loans               $   536,801    $   558,384     $  501,750     $   515,000
                                                 ===========    ===========     ==========     ===========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (deposit funds) are as follows:

                                                      December 31, 2007              December 31, 2006
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                      (000's Omitted)

         Direct access                           $    77,671    $    77,671     $   69,815     $    69,815
         Traditional annuities                        39,026         40,322         40,340          41,241
         Supplementary contracts                       6,482          6,518          7,470           7,499
         GPA not involving life                          108            118            184             198
         Dividend accumulations                        5,407          5,407          5,542           5,542
         Premium deposit funds                           358            358            485             485
                                                 -----------    -----------     ----------     -----------
         Total                                   $   129,052    $   130,394     $  123,836     $   124,780
                                                 ===========    ===========     ==========     ===========

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to fair value of the Company's investments is disclosed in Note 2.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 12 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expense (net of reinsurance) is summarized as follows:

                                                                               December 31,
                                                                ------------------------------------------
                                                                    2007           2006           2005
                                                                -----------     ----------     -----------
                                                                              (000's Omitted)
      Balance as of January 1, net of reinsurance
      recoverables of $2,686, $2,185 and $800                   $   169,778     $  161,297     $   156,410

      Incurred related to:
         Current year                                                33,096         32,835          30,127
         Prior years                                                  6,237          7,203           6,281
                                                                -----------     ----------     -----------
      Total incurred                                                 39,333         40,038          36,408
                                                                -----------     ----------     -----------

      Paid related to:
         Current year                                                 2,969          5,498           4,414
         Prior years                                                 29,809         26,059          27,107
                                                                -----------     ----------     -----------
      Total paid                                                     32,778         31,557          31,521
                                                                -----------     ----------     -----------

      Balance as of December 31, net of reinsurance
         recoverables of $2,527, $2,686 and $2,185              $   176,333     $  169,778     $   161,297
                                                                ===========     ==========     ===========

As a result of changes in estimates of insured events in prior years, the provision for claims and claim adjustment expenses increased by $6,237,000, $7,203,000 and $6,281,000 in 2007, 2006 and 2005, respectively. Amounts related to incurred claims associated with prior years' resulted from prior year claims being settled for amounts greater than originally estimated.

NOTE 13 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:

                                              2007                             2006                             2005
                                 -----------------------------    -----------------------------    -----------------------------
                                                    Net of                           Net of                           Net of
                                      Gross         Loading            Gross         Loading            Gross         Loading
                                 --------------  -------------    --------------  -------------    -------------   -------------
                                                                           (000's Omitted)
      Ordinary new business      $        7,592  $       2,217    $        5,439  $       1,327    $       6,120   $       1,459
      Ordinary renewal                   24,906         28,557            21,968         24,610           13,223          15,358
                                 --------------  -------------    --------------  -------------    -------------   -------------
      Total                      $       32,498  $      30,774    $       27,407  $      25,937    $      19,343   $      16,817
                                 ==============  =============    ==============  =============    =============   =============



                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 14 - SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds that support group annuities, variable annuities and variable universal life policies. The assets and liabilities are carried at fair value. Information regarding the separate accounts of the Company follows:

                                                                                        Non Guaranteed Separate Accounts
                                                                                ------------------------------------------------
                                                                                    2007              2006             2005
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
         For the year ended December 31:
         Premiums, considerations or deposits                                   $     427,184    $     445,617     $     436,797

         At December 31:
         Reserves by valuation basis
             For accounts with assets at:
             Fair value                                                         $   2,605,096    $   2,490,967     $   2,228,258
                                                                                -------------    -------------     -------------

         Reserves subject to discretionary withdrawal:
             At fair value                                                      $   2,605,096    $   2,490,967     $   2,228,258
                                                                                -------------    -------------     -------------

         Total included in "Separate account liabilities" in the
             Balance Sheet                                                      $   2,605,096    $   2,490,967     $   2,228,258
                                                                                =============    =============     =============

         Following is a reconciliation of net transfers to (from) the Separate
Accounts:

                                                                                           For Year Ended December 31,
                                                                                ------------------------------------------------
                                                                                    2007              2006             2005
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)

         Transfers as reported in the Statements of Income and Changes in
             Surplus of the Separate Accounts Statement:
             Transfers to the Separate Accounts                                 $     427,184    $     445,617     $     436,797
             Transfers from the Separate Accounts                                     461,858          437,155           387,900
                                                                                -------------    -------------     -------------
         Net transfers to (from) the Separate Accounts                                (34,674)           8,462            48,897

         Reconciling adjustments:

             Charges for investment management,
               administration, and contract guarantees                                 29,109           26,236            23,504
             Other items, net                                                         (11,224)          (9,592)           (7,599)
                                                                                -------------    -------------     -------------

         Net transfers to (from) Separate Accounts in the Statements of
             Income and Changes in Capital and Surplus of the Company
               (included in Provision for future benefits)                      $     (16,789)   $      25,106     $      64,802
                                                                                =============    =============     =============

NOTE 15 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company writes direct premium through certain third-party administrators
(TPA). The total amount of direct premium written through TPAs was $87,613,000, $87,569,000 and $107,025,000 for the years ended December 31, 2007, 2006 and
2005. The following TPA wrote direct premium in excess of 5% of statutory surplus:

                                                                     Types of              Type of           Total Direct
         Third Party              FEIN          Exclusive            Business             Authority        Premiums Written/
        Administrator            Number         Contract              Written              Granted            Produced By
---------------------------  -------------  ----------------  ----------------------  ---------------   ----------------------
Tax Favored Benefits           48-1138820          No             Group Annuity,              U               $73,820,000
4801 West 110th Street                                           Ordinary Life, &
Overland Park, KS  66211                                        Accident and Health

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 16 - RECONCILIATION OF STATUTORY TO GAAP

A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP is as follows:

                                                        Net Income                                      Surplus
                                                  Year ended December 31,                            December 31,
                                        ------------------------------------------    ------------------------------------------
                                           2007            2006           2005            2007           2006           2005
                                        -----------    -----------     -----------    -----------    -----------     -----------
                                                                             (000's Omitted)
         Statutory-basis amounts        $      (105)   $    (9,075)    $    18,331    $   321,059    $   327,083     $   336,939
         Add (deduct) adjustments:
           Investments                      (23,080)         8,945         (10,047)       (22,455)        12,579          36,964
           Deferred acquisition costs        74,489         26,415          29,103        568,615        482,228         392,070
           Non-admitted assets                   --             --              --        148,135        147,487         104,265
           Insurance reserves               (15,173)        24,458          (9,325)      (156,437)      (139,935)       (117,184)
           Pension liability                   (525)           722            (323)       (35,799)         1,976          (1,582)
           Federal income taxes              (7,807)       (17,302)         (9,768)      (152,622)      (143,867)       (101,369)
           Net income of subsidiaries        (1,987)           127             594             --             --              --
           Surplus notes                          9              9               9        (49,836)       (49,827)        (49,819)
           Other, net                        (5,137)        (5,252)           (593)         1,546          2,442             812
                                        -----------    -----------     -----------    -----------    -----------     -----------

         GAAP basis amounts             $    20,684    $    29,047     $    17,981    $   622,206    $   640,166     $   601,096
                                        ===========    ===========     ===========    ===========    ===========     ===========

NOTE 17 - SURPLUS

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                           2007             2006              2005
                                                      --------------    -------------    --------------
                                                                               (000's Omitted)
         Unrealized gains on investments              $        7,256    $      16,213    $        1,888
         Nonadmitted asset values                           (148,135)        (147,487)         (104,265)
         Asset valuation reserves                            (37,131)         (36,242)          (27,106)


PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements
         (1) The Financial Statements of the Registrant, Carillon Account are included in Part B.
         (2) The Financial Statements of the Depositor, The Union Central Life Insurance Company, are included in Part B.

(b)      Exhibits
(1) Resolution of the Board of Directors of The Union Central Life Insurance Company Establishing Carillon Account. (1)
(2)      Custody Agreement. Not applicable.
(3)      (a)      Principal Underwriting Agreement. (2)
(3)      (b)      Form of Selling Agreement. (2)
(4)      Form of Variable Annuity Contract. (3)
(5)      Form of Application for Variable Annuity Contract. (3)
(6)      (a) Certificate of Incorporation of The Union Central Life Insurance
             Company. (4)
         (b) Code of Regulations of The Union Central Life Insurance
             Company. (4)
(7)      Reinsurance Agreements. Not Applicable
(8)      Participation Agreement
              AIM Variable Insurance Funds (5)
              Alger American Fund (6)
              American Century Variable Portfolios, Inc. (7)
              Calvert Variable Series, Inc. (8,9)
              DWS Scudder (7)
              Fidelity Variable Insurance Products Trust (8)
              Franklin Templeton Variable Insurance Products Trust (5)
              MFS Variable Insurance Trust (7)
              Neuberger Berman Advisors Management Trust (10)
              Oppenheimer Variable Account Funds (10)
              Seligman Portfolios, Inc. (6)
              Summit Mutual Funds, Inc. (7)
              T. Rowe Price Equity Series, Inc. (4)
              Third Avenue Variable Series Trust (8,11)
              Universal Institutional Funds, Inc. (6)
(9)      Opinion and Consent of Counsel.
(10) Consents of Independent Auditors and Independent Registered Public Accounting Firms.
(11)     Omitted Financial Statements. Not applicable.
(12)     Initial Capital Agreements. Not applicable.
(13) Powers of Attorney. (12)

1 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 30 to Registration No. 2-92146, filed on February 27, 2008, EX-99.I.
2 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 5 to Registration Statement No. 333-110336, filed February 27, 2007, EX-99.
3 Incorporated by reference to Carillon Account Form N-4 initial Registration Statement, File No. 333-110336, filed November 7, 2003, EX-99.
4 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-116386, filed February 27, 2008, EX-99.F.
5 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-36220, filed July 25, 2000, EX-99 6,7.
6 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 12 to Registration Statement No. 33-94858 filed on May 1, 2003, EX-99.H.
7 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 33-94858, filed on November 30, 1995,
     Exhibit 1.A (9)(a), (b) and (c).
8 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-110336, filed on April 19, 2007, EX-99.
9 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 1 for Registration No. 333-76359, filed on March 1, 2000, EX-99.1(8)(D).
10 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 5 to Registration No. 33-94858, filed on April 26, 2005, EX-99.H.
11 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 2 for Registration No. 333-76359, filed on April 13, 2001, EX-99.8I.
12 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 7 to Registration No. 333-110336, filed on February 27, 2008, EX-24.


Item 25.  Directors and Officers

         Name and Principal                          Position and Offices
         Business Address                            with Depositor
         John H. Jacobs*                             Director, Chairman of the Board
         Gary T. Huffman*                            Director, President and Chief Executive Officer
         James M. Anderson*                          Director
         Michael S. Cambron*                         Director
         Michael A. Fisher*                          Director
         Francis V. Mastrianna, Ph.D.*               Director
         Thomas E. Petry*                            Director
         Larry R. Pike*                              Director
         Myrtis H. Powell, Ph.D.*                    Director
         Dudley S. Taft*                             Director
         John M. Tew, Jr., M.D.*                     Director
         Robert C. Barth**                           Senior Vice President and Chief Accounting Officer
         Jan M. Connolly**                           Senior Vice President & Assistant Secretary
         Nancy A. Dalessio**                         Senior Vice President & Chief Information Officer
         Arnold D. Henkel**                          Senior Vice President, Individual Distribution
         Dale D. Johnson*                            Senior Vice President and Corporate Actuary
         Robert P. Kocher**                          Senior Vice President, Strategic Thinking
         William W. Lester**                         Senior Vice President, Investments
         John M. Lucas*                              Second Vice President, Associate Counsel and Secretary
         Lisa A. Mullen*                             Senior Vice President
         Kevin W. O'Toole*                           Senior Vice President
         Robert-John H. Sands***                     Senior Vice President
         Janet L. Schmidt***                         Senior Vice President, Human Resources
         Steven R. Sutermeister*                     Senior Vice President, Investments
         Steven J. Valerius*                         Senior Vice President


* Principal Business Address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240.
** Principal business address: Ameritas Life Insurance Corp, 5900 "O" Street, Lincoln, Nebraska 68510.
*** Principal business address: Acacia Life Insurance Company, 7315 Wisconsin Avenue, 10th floor, West Tower, Bethesda, MD 20814.



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................stock life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................stock life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX)...........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................stock life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc (DE)......pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

         As of March 31, 2008 there were 9,268 qualified contracts and 2,614 non-qualified contracts in the Separate Account.

Item 28. Indemnification

         Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

         Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

Item 29. Principal Underwriters

     (a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Carillon Account, also serves as the principal underwriter for variable life insurance contracts issued through Carillon Life Account, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Variable Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          JoAnn M. Martin*                           Director, Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Kent M. Campbell**                         Director
          William W. Lester*                         Director, Vice President & Treasurer
          Gary T. Huffman***                         Director
          Billie B. Beavers****                      Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler****                        Senior Vice President  - Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant
                                                        Secretary

          Michael M. VanHorne****                    Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240.
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

         (c)    Compensation from the Registrant
----------------------------------- --------------------- ------------------- ------------------- -----------------
                                      Net Underwriting
                                       Discounts and       Compensation on        Brokerage
       Name of Underwriter              Commissions          Redemptions         Commissions        Compensation
----------------------------------- --------------------- ------------------- ------------------- -----------------
Ameritas Investment Corp.                $3,262,257               0                   0                  0
----------------------------------- --------------------- ------------------- ------------------- -----------------

Item 30. Location of Accounts and Records

         Our affiliate, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section.

Item 31. Management Services

         Not Applicable.

Item 32. Undertakings

         The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code
Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

         The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Account certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 8 to Registration Statement Number 333-110336 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 15th day of April, 2008.

                                                 CARILLON ACCOUNT
                                                       (Registrant)

                                        THE UNION CENTRAL LIFE INSURANCE COMPANY
                                                     (Depositor)

                                         By:           John H. Jacobs (1)
                                            ------------------------------------
                               Chairman of the Board and Chief Executive Office

           As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 15, 2008:

   Signature                                 Title
   John H. Jacobs (1)                        Chairman of the Board
   Gary T. Huffman (1)                       Director, President and Chief Executive Officer
   James M. Anderson (1)                     Director
   Michael S. Cambron (1)                    Director
   Richard H. Finan (1)                      Director
   Michael A. Fisher (1)                     Director
   Francis V. Mastrianna, Ph.D. (1)          Director
   Thomas E. Petry (1)                       Director
   Larry R. Pike (1)                         Director
   Myrtis H. Powell, Ph.D. (1)               Director
   Dudley S. Taft (1)                        Director
   John M. Tew, Jr., M.D. (1)                Director
   John M. Lucas (2)                         Second Vice President, Associate Counsel and Secretary
   Christopher T. Lutz (1)                   Vice President, Controller and Treasurer

   /S/Robert C. Barth                        Senior Vice President and Chief Accounting Officer
   Robert C. Barth

1 Signed by Robert C. Barth, under Power of Attorney executed effective as of February 23, 2007.
2 Signed by Robert C. Barth, under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

Exhibit

         9     Opinion and Consent of Counsel
         10    Consents of Independent Auditors and
               Independent Registered Public Accounting Firms